As filed with the Securities and Exchange Commission on October 25, 2004.



                                            1933 Act Registration No. 333-102228
                                             1940 Act Registration No. 811-21265


================================================================================


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                -----------------

                                    FORM N-1A
                           REGISTRATION STATEMENT               [ ]
                        UNDER THE SECURITIES ACT OF 1933
                        Pre-Effective Amendment No.             [ ]
                       Post-Effective Amendment No. 12          [X]
                                                                and/or

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940
                                 Amendment No. 14
                                                                [X]
                        (Check appropriate box or boxes)
                                -----------------

                     PowerShares Exchange-Traded Fund Trust
               (Exact Name of Registrant as Specified in Charter)

                       Wheaton Oaks Professional Building
                             855 West Prairie Avenue
                                Wheaton, IL 60187
                     (Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code: (800) 983-0903

                                                             With a copy to:
             H. Bruce Bond                                  Stuart M. Strauss
  Wheaton Oaks Professional Building                      Clifford Chance US LLP
        855 West Prairie Avenue                            31 West 52nd Street
           Wheaton, IL 60187                                New York, NY 10019
(Name and Address of Agent for Service)

   APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

   It is proposed that this filing will become effective (check appropriate box)

             immediately upon filing pursuant to paragraph (b) of Rule 485.
   ---------
        X    on November 24, 2004 pursuant to paragraph (b) of Rule 485.
   ---------
             60 days after filing pursuant to paragraph (a)(1) of Rule 485.
   ---------
             on [date] pursuant to paragraph (a) of Rule 485.
   ---------
             75 days after filing pursuant to paragraph (a)(2) of Rule 485.
   ---------
             on [date] pursuant to paragraph (a) of Rule 485.
   ---------


================================================================================

                             PowerSHARES(TM)xtf(TM)
                            xchange traded funds(TM)

                     POWERSHARES EXCHANGE-TRADED FUND TRUST



PowerShares Dynamic Large Cap Growth Portfolio - PWB
PowerShares Dynamic Large Cap Value Portfolio - PWV
PowerShares Dynamic Mid Cap Growth Portfolio - PWJ
PowerShares Dynamic Mid Cap Value Portfolio - PWP
PowerShares Dynamic Small Cap Growth Portfolio - PWT
PowerShares Dynamic Small Cap Value Portfolio - PWY
PowerShares Dynamic Aerospace & Defense Portfolio - _______ PowerShares Dynamic Biotechnology & Genome Portfolio - _______ PowerShares Dynamic Brand Name Products Portfolio - _______ PowerShares Dynamic Consumer Electronics Portfolio - _______ PowerShares Dynamic Food & Beverage Portfolio - _______
PowerShares Dynamic Hardware Portfolio - _______
PowerShares Dynamic Internet Software & Services Portfolio - _______ PowerShares Dynamic Leisure and Entertainment Portfolio - _______ PowerShares Dynamic Media Portfolio - _______
PowerShares Dynamic Networking Portfolio - _______
PowerShares Dynamic Pharmaceuticals Portfolio - _______
PowerShares Dynamic Semiconductors Portfolio - _______
PowerShares Dynamic Software Portfolio - _______
PowerShares Dynamic Telecommunications Services Portfolio - _______ PowerShares Dynamic Wireless Portfolio - _______
PowerShares Halter Golden Dragon China Portfolio - _______ PowerShares High Yield Equity Dividend Achievers Portfolio - _______ PowerShares Value Line #1 Timelines and Safety Portfolio - _______ PowerShares Wilder Alternative Power Technologies Portfolio - _______ PowerShares Zacks Rank Large Cap Portfolio - _______

                                                     PROSPECTUS __________, 2004



         PowerShares Exchange-Traded Fund Trust is a registered investment company consisting of twenty-eight separate exchange-traded index funds ("Funds"). Additional Funds may be offered in the future. This prospectus relates to twenty-six of the Funds. Two of the Funds, the Dynamic Market Portfolio and the Dynamic OTC Portfolio, are offered through a separate prospectus. The shares of the Funds ("PowerShares Fund Shares" or "Shares") are listed and traded on the American Stock Exchange. Market prices for Shares may be different from their net asset value (NAV). Subject to receipt of appropriate regulatory assurances or relief, each of the Funds covered in this prospectus intends to offer its shares in a Subscription Offering which will commence ________ and end _________. See "The Subscription Offering." Thereafter, each Fund will issue and redeem Shares only in large blocks consisting of 50,000 Shares ("Creation Units"). Creation Units are issued and redeemed principally in kind for securities included in the relevant Index.

         Shares purchased in the Subscription Offering will not be redeemable except in Creation Unit size. Shares in other than Creation Unit size may only be sold in the secondary market through a broker-dealer. When selling Shares through a broker-dealer, shareholders will have to pay customary brokerage commissions in connection with the sale and may receive more or less than net asset value in connection with the sale.

         EXCEPT WHEN AGGREGATED IN CREATION UNITS, POWERSHARES FUND SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUNDS.

         The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED.  MAY LOSE VALUE.  NO BANK GUARANTEE.

Important Information Respecting the Subscription Offering

Investors considering purchases during the Subscription Offering should consult with their broker or other financial advisor to determine whether given their particular financial circumstances the investor would benefit from participation in the Subscription Offering. In this regard, an investor should consider the following:

o Share purchases from the Trust during the Subscription Offering will be subject to a sales charge of up to 2%.

o Purchases of Shares in the secondary market will not be assessed a sales charge but will incur applicable brokerage commissions, fees and expenses, which may be more or less than 2%.

o Purchases of Shares in the secondary market may be effected at prices that are higher or lower than net asset value per share.

o Purchasers of Shares in the Subscription Offering will be able to redeem their Shares from the Trust only if they have accumulated enough Shares to constitute a Creation Unit, otherwise their Shares may only be sold in the secondary market subject to applicable brokerage commission fees and expenses.

o Sales may be effectuated in the secondary market at prices higher or lower than net asset value per Share.

THE POWERSHARES EXCHANGE-TRADED FUND TRUST

PowerShares Exchange-Traded Fund Trust (the "Trust") is an investment company consisting of twenty-eight separate exchange-traded "index funds" ("Funds"). The investment objective of each Fund is to replicate as closely as possible, before expenses, the price and yield of a specified market index. PowerShares Capital Management LLC is the investment adviser for each Fund (the "Adviser").

The Shares are listed on the American Stock Exchange ("Amex") and traded on the Amex at market prices that may differ to some degree from the net asset value ("NAV") of the Shares. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds.

WHO SHOULD INVEST IN POWERSHARES

Each Fund is designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in a specified index. The Funds may be suitable for long-term investment in the market represented in the relevant index. The Shares of each Fund may also be used as an asset allocation tool or as a speculative trading instrument.

TAX ADVANTAGED PRODUCT STRUCTURE

Unlike many conventional mutual funds, PowerShares Fund Shares are traded throughout the day on the Amex whereas mutual funds are only bought and sold at closing net asset values. The PowerShares Fund Shares have been designed to be tradable in the secondary market on the Amex on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units of 50,000 Shares at each day's next calculated NAV.

These arrangements are designed to protect ongoing shareholders from adverse effects on the portfolio of the Fund that could arise from frequent cash creation and redemption transactions.

In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund.

In contrast, the PowerShares Fund Shares in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.

                 POWERSHARES DYNAMIC LARGE CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Large Cap Growth Intellidex(SM) Index (the "Large Cap Growth Intellidex" or "Underlying Investment Style Intellidex").

Principal Investment Strategies

The Adviser will seek to match the performance of the Underlying Investment Style Intellidex. The Large Cap Growth Intellidex is comprised of 50 U.S. large cap growth stocks selected principally on the basis of their capital appreciation potential as identified by the American Stock Exchange (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology.

Intellidex Methodology

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria including fundamental growth, stock valuation, investment timeliness and risk factors and then ranks and sorts them based on their cumulative scores. Component stocks for the Large Cap Growth Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Index Construction

(1) The 2,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ are ranked for investment potential using a proprietary Amex Intellidex model.

(2) The universe of companies is divided into groups based on size, style and sub size in the following manner:

     a. The universe of stocks is segregated into three size groups, Large Cap, Mid-Cap and Small Cap. The 250 largest stocks are considered Large Cap. The next 750 are considered Mid-Cap and the remaining 1000 stocks are considered Small Cap.

     b. Large Cap stocks are divided into Growth Stocks and Value Stocks. A stock's characterization as Growth or Value is based on a multi-factor methodology. One hundred of the stocks in the Large Cap universe are considered Growth Stocks. The Large Cap Growth universe is further divided into two sub-groups based on market capitalization. The top quintile is one sub-group. Fifteen of the top-ranked stocks in the sub-group are selected and collectively receive 50% of the weight. The bottom four quintiles are another sub-group. Thirty-five of the top-ranked stocks in this group are selected and collectively receive 50% of the weight.

The Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Large Cap Growth Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Large Cap Growth Intellidex; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Large Cap Growth Intellidex in proportion to their weightings in the Large Cap Growth Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Large Cap Growth Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Large Cap Growth Intellidex, purchase securities not in the Large Cap Growth Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Large Cap Growth Intellidex, or utilize various combinations of other available investment techniques, in seeking to track accurately the Large Cap Growth Intellidex. The Fund may sell stocks that are represented in the Large Cap Growth Intellidex in anticipation of their removal from the Large Cap Growth Intellidex or purchase stocks not represented in the Large Cap Growth Intellidex in anticipation of their addition to the Large Cap Growth Intellidex.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Large Cap Growth Intellidex.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks hereunder for other risk factors.

     Growth Investing Style Risk

     The Fund emphasizes a "growth" style of investing. The market values of such securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

     Market Trading Risk

     Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Large Cap Growth Intellidex.

     Market Risk

     PowerShares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

     Non-Correlation Risk

     The Fund's return may not match the return of the Large Cap Growth Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Large Cap Growth Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Large Cap Growth Intellidex.

     The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Large Cap Growth Intellidex, as would be the case if it purchased all of the stocks in the Large Cap Growth Intellidex with the same weightings as the Large Cap Growth Intellidex.

     Replication Management Risk

     Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Large Cap Growth Intellidex.

     Large-Sized Company Risk

     Returns on investments of large U.S. companies could trail the returns on investments in stocks of smaller companies.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Shareholder Transaction Expenses
(fees paid directly from your investments)
Purchases in Subscription Offering                                        2.00%*
--------------------------------------------------------------------------------
Purchases Subsequent to Subscription Offering(2,3)                        None**
--------------------------------------------------------------------------------
*  See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering"
   discussion below.
--------------------------------------------------------------------------------
** See Creation Transaction Fees and Redemption Transaction Fees
   discussion below.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund's assets)
--------------------------------------------------------------------------------
Management Fees
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(5)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Gross Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements(6)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------


----------------

1. The Fund had not commenced operations as of the date of this prospectus. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

2. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction. This variable fee is not an expense of the Fund and does not impact the Fund's expense ratio.

4.   Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to ______ ______. However, no such fee is currently charged to the Fund.

6. Pursuant to the Management Agreement with the Fund, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding _______ of average net assets per year, at least until April 30, 2006.

EXAMPLE

This Example is intended to help you compare the cost of investing in PowerShares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year                                                                   3 Years
--------------------------------------------------------------------------------


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation, was $___________. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $________ if the Creation Unit is redeemed after one year, and $__________ if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.





-----------------

* See "Creations and Redemptions" later in this Prospectus.

                  POWERSHARES DYNAMIC LARGE CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Large Cap Value Intellidex(SM) Index (the "Large Cap Value Intellidex" or "Underlying Investment Style Intellidex").

Principal Investment Strategies

The Adviser will seek to match the performance of the Underlying Investment Style Intellidex. The Large Cap Value Intellidex is comprised of 50 U.S. large cap value stocks selected principally on the basis of their capital appreciation potential as identified by the American Stock Exchange (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology.

Intellidex Methodology

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The Methodology evaluates companies quarterly, based on a variety of criteria including fundamental growth, stock valuation, investment timeliness and risk factors and then ranks and sorts them based on their cumulative scores. Component stocks for the Large Cap Value Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Index Construction

(1) The 2,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ are ranked for investment potential using a proprietary Amex Intellidex model.

(2) The universe of companies is divided into groups based on size, style and sub size in the following manner:

     a. The universe of stocks is segregated into three size groups, Large Cap, Mid-Cap and Small Cap. The 250 largest stocks are considered Large Cap. The next 750 are considered Mid-Cap and the remaining 1000 stocks are considered Small Cap.

     b. Large Cap stocks are divided into Growth Stocks and Value Stocks. A stock's characterization as Growth or Value is based on a multi-factor methodology. One hundred of the stocks in the Large Cap universe are considered Value Stocks. The Large Cap Value universe is further divided into two sub-groups based on market capitalization. The top quintile is one sub-group. Fifteen of the top-ranked stocks in the sub-group are selected and collectively receive 50% of the weight. The bottom four quintiles are another sub-group. Thirty-five of the top-ranked stocks in this group are selected and collectively receive 50% of the weight.

The Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Large Cap Value Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Large Cap Value Intellidex; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Large Cap Value Intellidex in proportion to their weightings in the Large Cap Value Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Large Cap Value Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Large Cap Value Intellidex, purchase securities not in the Large Cap Value Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Large Cap Value Intellidex, or utilize various combinations of other available investment techniques, in seeking to track accurately the Large Cap Value Intellidex. The Fund may sell stocks that are represented in the Large Cap Value Intellidex, in anticipation of their removal from the Large Cap Value Intellidex or purchase stocks not represented in the Large Cap Value Intellidex in anticipation of their addition to the Large Cap Value Intellidex.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Large Cap Value Intellidex.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks hereunder for other risk factors.

     Value Investing Style Risk

     A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

     Market Trading Risk

     Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Large Cap Value Intellidex.

     Market Risk

     PowerShares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

     Non-Correlation Risk

     The Fund's return may not match the return of the Large Cap Value Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Large Cap Value Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Large Cap Value Intellidex.

     The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Large Cap Value Intellidex, as would be the case if it purchased all of the stocks in the Large Cap Value Intellidex, with the same weightings as the Large Cap Value Intellidex.

     Replication Management Risk

     Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Large Cap Value Intellidex.

     Large-Sized Company Risk

     Returns on investments of large U.S. companies could trail the returns on investments in stocks of smaller companies.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

--------------------------------------------------------------------------------
Shareholder Transaction Expenses
(fees paid directly from your investments)
Purchases in Subscription Offering                                         2.00*
--------------------------------------------------------------------------------
Purchases Subsequent to Subscription Offering(2,3)                        None**
--------------------------------------------------------------------------------
*  See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering"
   discussion below.
--------------------------------------------------------------------------------
**  See Creation Transaction Fees and Redemption Transaction Fees
    discussion below.
--------------------------------------------------------------------------------
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund's assets)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Management Fees
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(5)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Gross Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements(6)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------


---------------

1. The Fund had not commenced operations as of the date of this prospectus. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

2. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction. This variable fee is not an expense of the Fund and does not impact the Fund's expense ratio.

4.   Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to _______. However, no such fee is currently charged to the Fund.

6. Pursuant to the Management Agreement with the Fund, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding _______ of average net assets per year, at least until April 30, 2006.

EXAMPLE

This Example is intended to help you compare the cost of investing in PowerShares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year                                                                   3 Years
--------------------------------------------------------------------------------


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation, was $________. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $________ if the Creation Unit is redeemed after one year, and $________ if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.





-----------------

* See "Creations and Redemptions" later in this Prospectus.

                  POWERSHARES DYNAMIC MID CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Mid Cap Growth Intellidex(SM) Index (the "Mid Cap Growth Intellidex" or "Underlying Investment Style Intellidex").

Principal Investment Strategies

PowerShares Capital Management LLC (the "Adviser") will seek to match the performance of the Underlying Investment Style Intellidex. The Mid Cap Growth Intellidex is comprised of 75 U.S. mid cap growth stocks selected principally on the basis of their capital appreciation potential as identified by the American Stock Exchange (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology.

Intellidex Methodology

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria including fundamental growth, stock valuation, investment timeliness and risk factors and then ranks and sorts them based on their cumulative scores. Component stocks for the Mid Cap Growth Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Index Construction

(1) The 2,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ are ranked for investment potential using a proprietary Amex Intellidex model.

(2) The universe of companies is divided into groups based on size, style and sub size in the following manner:

     a. The universe of stocks is segregated into three size groups, Large Cap, Mid-Cap and Small Cap. The 250 largest stocks are considered Large Cap. The next 750 are considered Mid-Cap and the remaining 1000 stocks are considered Small Cap.

     b. Mid-Cap stocks are divided into Growth Stocks and Value Stocks. A stock's characterization as Growth or Value is based on a multi-factor methodology. Three hundred of the stocks in the Mid-Cap universe are considered Growth Stocks. The Mid-Cap Growth universe is further divided into two sub-groups based on market capitalization. The top quintile is one sub-group. Twenty-two of the top-ranked stocks in the sub-group are selected and collectively receive 70% of the weight. The bottom four quintiles are another sub-group. Fifty-three of the top-ranked stocks in this group are selected and collectively receive 30% of the weight.

The Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Mid Cap Growth Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Mid Cap Growth Intellidex; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Mid Cap Growth Intellidex in proportion to their weightings in the Mid Cap Growth Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Mid Cap Growth Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Mid Cap Growth Intellidex, purchase securities not in the Mid Cap Growth Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Mid Cap Growth Intellidex, or utilize various combinations of other available investment techniques, in seeking to track accurately the Mid Cap Growth Intellidex. The Fund may sell stocks that are represented in the Mid Cap Growth Intellidex, in anticipation of their removal from the Mid Cap Growth Intellidex or purchase stocks not represented in the Mid Cap Growth Intellidex in anticipation of their addition to the Mid Cap Growth Intellidex.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Mid Cap Growth Intellidex.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks hereunder for other risk factors.

     Growth Investing Style Risk

     The Fund emphasizes a "growth" style of investing. The market values of such securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

     Market Trading Risk

     Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Mid Cap Growth Intellidex.

     Market Risk

     PowerShares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

     Non-Correlation Risk

     The Fund's return may not match the return of the Mid Cap Growth Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Mid Cap Growth Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Mid Cap Growth Intellidex.

     The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Mid Cap Growth Intellidex, as would be the case if it purchased all of the stocks in the Mid Cap Growth Intellidex, with the same weightings as the Mid Cap Growth Intellidex.

     Replication Management Risk

     Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Mid Cap Growth Intellidex.

     Small and Medium-Sized Company Risk

     Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

--------------------------------------------------------------------------------
Shareholder Transaction Expenses
(fees paid directly from your investments)
Purchases in Subscription Offering                                        2.00%*
--------------------------------------------------------------------------------
Purchases Subsequent to Subscription Offering(2,3)                        None**
--------------------------------------------------------------------------------
*  See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering"
   discussion below.
--------------------------------------------------------------------------------
** See Creation Transaction Fees and Redemption Transaction Fees
   discussion below.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund's assets)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Management Fees
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(5)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Gross Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements(6)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------


---------------

1. The Fund had not commenced operations as of the date of this prospectus. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

2. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction. This variable fee is not an expense of the Fund and does not impact the Fund's expense ratio.

4.   Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to ________. However, no such fee is currently charged to the Fund.

6. Pursuant to the Management Agreement with the Fund, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding _______ of average net assets per year, at least until April 30, 2006.

EXAMPLE

This Example is intended to help you compare the cost of investing in PowerShares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year                                                                   3 Years
--------------------------------------------------------------------------------


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation, was approximately $________. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $________ if the Creation Unit is redeemed after one year, and $________ if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.





-----------------

* See "Creations and Redemptions" later in this Prospectus.

                   POWERSHARES DYNAMIC MID CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES and RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Mid Cap Value Intellidex(SM) Index (the "Mid Cap Value Intellidex" or "Underlying Investment Style Intellidex").

Principal Investment Strategies

The Adviser will seek to match the performance of the Underlying Investment Style Intellidex. The Mid Cap Value Intellidex is comprised of 75 U.S. mid cap value stocks selected principally on the basis of their capital appreciation potential as identified by the American Stock Exchange (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology.

Intellidex Methodology

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria including fundamental growth, stock valuation, investment timeliness and risk factors and then ranks and sorts them based on their cumulative scores. Component stocks for the Mid Cap Value Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Index Construction

(1) The 2,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ are ranked for investment potential using a proprietary Amex Intellidex model.

(2) The universe of companies is divided into groups based on size, style and sub size in the following manner:

     a. The universe of stocks is segregated into three size groups, Large Cap, Mid-Cap and Small Cap. The 250 largest stocks are considered Large Cap. The next 750 are considered Mid-Cap and the remaining 1000 stocks are considered Small Cap.

     b. Mid-Cap stocks are divided into Growth and Value Stocks. A stock's characterization as Growth or Value is based on a multi-factor methodology. Three hundred of the stocks in the Mid-Cap universe are considered Value Stocks. The Mid-Cap Value universe is further divided into two sub-groups based on market capitalization. The top quintile is one sub-group. Twenty-two of the top-ranked stocks in the sub-group are selected and collectively receive 70% of the weight. The bottom four quintiles are another sub-group. Fifty-three of the top-ranked stocks in this group are selected and collectively receive 30% of the weight.

The Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Mid Cap Value Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Mid Cap Value Intellidex; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Mid Cap Value Intellidex in proportion to their weightings in the Mid Cap Value Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Mid Cap Value Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Mid Cap Value Intellidex, purchase securities not in the Mid Cap Value Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Mid Cap Value Intellidex, or utilize various combinations of other available investment techniques, in seeking to track accurately the Mid Cap Value Intellidex. The Fund may sell stocks that are represented in the Mid Cap Value Intellidex, in anticipation of their removal from the Mid Cap Value Intellidex or purchase stocks not represented in the Mid Cap Value Intellidex in anticipation of their addition to the Mid Cap Value Intellidex.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Mid Cap Value Intellidex.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks hereunder for other risk factors.

     Value Investing Style Risk

     A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

     Market Trading Risk

     Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Mid Cap Value Intellidex.

     Market Risk

     PowerShares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

     Non-Correlation Risk

     The Fund's return may not match the return of the Mid Cap Value Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Mid Cap Value Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Mid Cap Value Intellidex.

     The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Mid Cap Value Intellidex, as would be the case if it purchased all of the stocks in the Mid Cap Value Intellidex, with the same weightings as the Mid Cap Value Intellidex.

     Replication Management Risk

     Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Mid Cap Value Intellidex.

     Small and Medium-Sized Company Risk

     Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)


--------------------------------------------------------------------------------
Shareholder Transaction Expenses
(fees paid directly from your investments)
Purchases in Subscription Offering                                        2.00%*
--------------------------------------------------------------------------------
Purchases Subsequent to Subscription Offering(2,3)                        None**
--------------------------------------------------------------------------------
*  See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering"
   discussion below.
--------------------------------------------------------------------------------
** See Creation Transaction Fees and Redemption Transaction Fees
   discussion below.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund's assets)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Management Fees
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(5)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Gross Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements(6)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------


--------------

1. The Fund had not commenced operations as of the date of this prospectus. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

2. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction. This variable fee is not an expense of the Fund and does not impact the Fund's expense ratio.

4.   Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to ________. However, no such fee is currently charged to the Fund.

6. Pursuant to the Management Agreement with the Fund, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding ________ of average net assets per year, at least until April 30, 2006.

EXAMPLE

This Example is intended to help you compare the cost of investing in PowerShares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year                                                                   3 Years
--------------------------------------------------------------------------------


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation, was $_______. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $_______ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $_______ if the Creation Unit is redeemed after one year, and $_________ if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.





-----------------

* See "Creations and Redemptions" later in this Prospectus.

                 POWERSHARES DYNAMIC SMALL CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Small Cap Growth Intellidex(SM) Index (the "Small Cap Growth Intellidex" or "Underlying Investment Style Intellidex").

Principal Investment Strategies

The Adviser will seek to match the performance of the Underlying Investment Style Intellidex. The Small Cap Growth Intellidex is comprised of 100 U.S. small cap growth stocks selected principally on the basis of their capital appreciation potential as identified by the American Stock Exchange (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology.

Intellidex Methodology

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria including fundamental growth, stock valuation, investment timeliness and risk factors and then ranks and sorts them based on their cumulative scores. Component stocks for the Small Cap Growth Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Index Construction

(1) The 2,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ are ranked for investment potential using a proprietary Amex Intellidex model.

(2) The universe of companies is divided into groups based on size, style and sub size in the following manner:

     a. The universe of stocks is segregated into three size groups, Large Cap, Mid-Cap and Small Cap. The 250 largest stocks are considered Large Cap. The next 750 are considered Mid-Cap and the remaining 1000 stocks are considered Small Cap.

     b. Small Cap stocks are divided into Growth Stocks and Value Stocks. A stock's characterization as Growth or Value is based on a multi-factor methodology. Four hundred of the stocks in the Small Cap universe are considered Growth Stocks. The Small Cap Growth universe is further divided into two sub-groups based on market capitalization. The top quintile is one sub-group. Thirty of the top-ranked stocks in the sub-group are selected and collectively receive 70% of the weight. The bottom four quintiles are another sub-group. Seventy of the top-ranked stocks in this group are selected and collectively receive 30% of the weight.

The Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Small Cap Growth Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Small Cap Growth Intellidex; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Small Cap Growth Intellidex in proportion to their weightings in the Small Cap Growth Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Small Cap Growth Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Small Cap Growth Intellidex, purchase securities not in the Small Cap Growth Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Small Cap Growth Intellidex, or utilize various combinations of other available investment techniques, in seeking to track accurately the Small Cap Growth Intellidex. The Fund may sell stocks that are represented in the Small Cap Growth Intellidex, in anticipation of their removal from the Small Cap Growth Intellidex or purchase stocks not represented in the Small Cap Growth Intellidex in anticipation of their addition to the Small Cap Growth Intellidex.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Small Cap Growth Intellidex.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks hereunder for other risk factors.

     Growth Investing Style Risk

     The Fund emphasizes a "growth" style of investing. The market values of such securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

     Market Trading Risk

     Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Small Cap Growth Intellidex.

     Market Risk

     PowerShares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

     Non-Correlation Risk

     The Fund's return may not match the return of the Small Cap Growth Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Small Cap Growth Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Small Cap Growth Intellidex.

     The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Small Cap Growth Intellidex, as would be the case if it purchased all of the stocks in the Small Cap Growth Intellidex, with the same weightings as the Small Cap Growth Intellidex.

     Replication Management Risk

     Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Small Cap Growth Intellidex.

     Small and Medium-Sized Company Risk

     Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

--------------------------------------------------------------------------------
Shareholder Transaction Expenses
(fees paid directly from your investments)
Purchases in Subscription Offering                                        2.00%*
--------------------------------------------------------------------------------
Purchases Subsequent to Subscription Offering(2,3)                        None**
--------------------------------------------------------------------------------
*  See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering"
   discussion below.
--------------------------------------------------------------------------------
** See Creation Transaction Fees and Redemption Transaction Fees
   discussion below.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund's assets)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Management Fees
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(5)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Gross Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements(6)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------


--------------

1. The Fund had not commenced operations as of the date of this prospectus. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

2. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction. This variable fee is not an expense of the Fund and does not impact the Fund's expense ratio.

4.   Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to ______. However, no such fee is currently charged to the Fund.

6. Pursuant to the Management Agreement with the Fund, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding ______ of average net assets per year, at least until April 30, 2006.

EXAMPLE

This Example is intended to help you compare the cost of investing in PowerShares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

 1 Year                                                                  3 Years
--------------------------------------------------------------------------------


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation, was $_______. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table. Assuming an investment in a Creation Unit of $_______ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $_______ if the Creation Unit is redeemed after one year, and $________ if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.





-----------------

* See "Creations and Redemptions" later in this Prospectus.

                  POWERSHARES DYNAMIC SMALL CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Small Cap Value Intellidex(SM) Index (the "Small Cap Value Intellidex" or "Underlying Investment Style Intellidex").

Principal Investment Strategies

The Adviser will seek to match the performance of the Underlying Investment Style Intellidex. The Small Cap Value Intellidex is comprised of 100 U.S. Small Cap Value stocks selected principally on the basis of their capital appreciation potential as identified by the American Stock Exchange (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology.

Intellidex Methodology

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria including fundamental growth, stock valuation, investment timeliness and risk factors and then ranks and sorts them based on their cumulative scores. Component stocks for the Small Cap Value Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Index Construction

(1) The 2,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ are ranked for investment potential using a proprietary Amex Intellidex model.

(2) The universe of companies is divided into groups based on size, style and sub size in the following manner:

     a. The universe of stocks is segregated into three size groups, Large Cap, Mid-Cap and Small Cap. The 250 largest stocks are considered Large Cap. The next 750 are considered Mid-Cap and the remaining 1000 stocks are considered Small Cap.

     b. Small Cap stocks are divided into Growth Stocks and Value Stocks. A stock's characterization as Growth or Value is based on a multi-factor methodology. Four hundred of the stocks in the Small Cap universe are considered Value Stocks. The Small Cap Value universe is further divided into two sub-groups based on market capitalization. The top quintile is one sub-group. Thirty of the top-ranked stocks in the sub-group are selected and collectively receive 70% of the weight. The bottom four quintiles are another sub-group. Seventy of the top-ranked stocks in this group are selected and collectively receive 30% of the weight.

The Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Small Cap Value Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Small Cap Value Intellidex; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Small Cap Value Intellidex in proportion to their weightings in the Small Cap Value Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Small Cap Value Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Small Cap Value Intellidex, purchase securities not in the Small Cap Value Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Small Cap Value Intellidex, or utilize various combinations of other available investment techniques, in seeking to track accurately the Small Cap Value Intellidex. The Fund may sell stocks that are represented in the Small Cap Value Intellidex, in anticipation of their removal from the Small Cap Value Intellidex or purchase stocks not represented in the Small Cap Value Intellidex in anticipation of their addition to the Small Cap Value Intellidex.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Small Cap Value Intellidex.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks hereunder for other risk factors.

     Value Investing Style Risk

     A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

     Market Trading Risk

     Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Small Cap Value Intellidex.

     Market Risk

     PowerShares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

     Non-Correlation Risk

     The Fund's return may not match the return of the Small Cap Value Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Small Cap Value Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Small Cap Value Intellidex.

     The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Small Cap Value Intellidex, as would be the case if it purchased all of the stocks in the Small Cap Value Intellidex, with the same weightings as the Small Cap Value Intellidex.

     Replication Management Risk

     Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Small Cap Value Intellidex.

     Small and Medium-Sized Company Risk

     Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

--------------------------------------------------------------------------------
Shareholder Transaction Expenses
(fees paid directly from your investments)
Purchases in Subscription Offering                                        2.00%*
--------------------------------------------------------------------------------
Purchases Subsequent to Subscription Offering(2,3)                        None**
--------------------------------------------------------------------------------
*  See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering"
   discussion below.
--------------------------------------------------------------------------------
** See Creation Transaction Fees and Redemption Transaction Fees
   discussion below.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund's assets)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Management Fees
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(5)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Gross Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements(6)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------


--------------


1. The Fund had not commenced operations as of the date of this prospectus. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

2. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction. This variable fee is not an expense of the Fund and does not impact the Fund's expense ratio.

4.   Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to _______. However, no such fee is currently charged to the Fund.

6. Pursuant to the Management Agreement with the Fund, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding ___________ of average net assets per year, at least until April 30, 2006.

EXAMPLE

This Example is intended to help you compare the cost of investing in PowerShares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

 1 Year                                                                  3 Years
--------------------------------------------------------------------------------


            CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation, was $______ . An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $______ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $______ if the Creation Unit is redeemed after one year, and $______ if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.






-----------------

* See "Creations and Redemptions" later in this Prospectus.

                POWERSHARES DYNAMIC AEROSPACE & DEFENSE PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Aerospace & Defense Intellidex(SM) Index (the "Aerospace & Defense Intellidex" or "Underlying Sector Intellidex").

Principal Investment Strategies

The Adviser will seek to match the performance of the Underlying Sector Intellidex. The Aerospace & Defense Intellidex is comprised of stocks of 30 U.S. Aerospace and Defense companies. These are companies that are principally engaged in the research, manufacture or sale of civil or military aerospace and defense equipment, parts or products, including defense electronics and space equipment. These companies may include, for example, companies that provide the following products or services: air transport; defense electronics; aircraft or spacecraft production; missile design; satellite design; data processing or computer-related services; communications systems; research, development and manufacture of military weapons and transportation; general aviation equipment, missiles, satellites, space launch vehicles and spacecraft; units for guidance, propulsion and control of flight vehicles; and equipment components and airborne and ground-based equipment essential to the testing, operation and maintenance of flight vehicles. Stocks are selected principally on the basis of their capital appreciation potential as identified by the American Stock Exchange (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology.

Intellidex Methodology

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria including fundamental growth, stock valuation, investment timeliness and risk factors and then ranks and sorts them based on their cumulative scores. Component stocks for the Aerospace & Defense Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Index Construction

(1) Aerospace and Defense stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ and are ranked for investment potential using a proprietary Amex Intellidex model.

(2) Within the Aerospace and Defense sector, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Aerospace & Defense Intellidex. Selected stocks are equally weighted within their size Sub-Groups. The number of stocks selected is predetermined and is as follows:

     a.   Aerospace and Defense includes 30 stocks and is divided as follows:

          i. Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock which is currently included in the Aerospace & Defense Intellidex is not removed unless its Model Score falls below that of the twelfth ranked stock in the Sub-Group.

          ii. Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that Sub-Group, except that any component stock that is currently included in the Aerospace & Defense Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the Sub-Group.

The Aerospace & Defense Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Aerospace & Defense Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Aerospace & Defense Intellidex; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Aerospace & Defense Intellidex in proportion to their weightings in the Aerospace & Defense Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Aerospace & Defense Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Aerospace & Defense Intellidex, purchase securities not in the Aerospace & Defense Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Aerospace & Defense Intellidex, or utilize various combinations of other available investment techniques in seeking to track accurately the Aerospace & Defense Intellidex. The Fund may sell stocks that are represented in the Aerospace & Defense Intellidex in anticipation of their removal from the Aerospace & Defense Intellidex or purchase stocks not represented in the Aerospace & Defense Intellidex in anticipation of their addition to the Aerospace & Defense Intellidex.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Aerospace & Defense Intellidex.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks hereunder for other risk factors.

     Market Trading Risk

     Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Aerospace & Defense Intellidex.

     Market Risk

     PowerShares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

     Non-Correlation Risk

     The Fund's return may not match the return of the Aerospace & Defense Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Aerospace & Defense Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Aerospace & Defense Intellidex.

     The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Aerospace & Defense Intellidex, as would be the case if it purchased all of the stocks in the Aerospace & Defense Intellidex with the same weightings as the Aerospace & Defense Intellidex.

     Replication Management Risk

     Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Aerospace & Defense Intellidex.

     Aerospace & Defense Industry Concentration Risk

     The defense and aerospace industry can be significantly affected by government defense and aerospace regulation and spending policies because companies involved in the defense and aerospace industry rely to a large extent on U.S. (and other) government demand for their products and services. In addition, it can be affected by competition within the industry, labor relations and the price of fuel. Airline deregulation has substantially diminished the government's role in the air transport industry while promoting an increased level of competition. However, regulations and policies of various domestic and foreign governments can still affect the profitability of individual carriers as well as the entire industry.

     Small and Medium-Sized Company Risk

     Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

     Issuer-Specific Changes

     The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

--------------------------------------------------------------------------------
Shareholder Transaction Expenses
(fees paid directly from your investments)
Purchases in Subscription Offering                                        2.00%*
--------------------------------------------------------------------------------
Purchases Subsequent to Subscription Offering(2,3)                        None**
--------------------------------------------------------------------------------
*  See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering"
   discussion below.
--------------------------------------------------------------------------------
** See Creation Transaction Fees and Redemption Transaction Fees
   discussion below.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund's assets)
--------------------------------------------------------------------------------
Management Fees
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(5)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Gross Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements(6)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------


----------------


1. The Fund had not commenced operations as of the date of this prospectus. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

2. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction. This variable fee is not an expense of the Fund and does not impact the Fund's expense ratio.

4.   Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to ______. However, no such fee is currently charged to the Fund.

6. Pursuant to the Management Agreement with the Fund, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding _______ of average net assets per year, at least until April 30, 2006.

EXAMPLE

This Example is intended to help you compare the cost of investing in PowerShares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year                                                                   3 Years
--------------------------------------------------------------------------------


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation, was $___________. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $________ if the Creation Unit is redeemed after one year, and $__________ if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.





-----------------

* See "Creations and Redemptions" later in this Prospectus.

              POWERSHARES DYNAMIC BIOTECHNOLOGY & GENOME PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Biotechnology & Genome Intellidex(SM) Index (the "Biotechnology & Genome Intellidex" or "Underlying Sector Intellidex").

Principal Investment Strategies

The Adviser will seek to match the performance of the Underlying Sector Intellidex. The Biotechnology & Genome Intellidex is comprised of stocks of 30 U.S. Biotechnology and Genome companies. These are companies that are principally engaged in the research, development, manufacture and marketing and distribution of various biotechnological products, services and processes and companies that benefit significantly from scientific and technological advances in biotechnology and genetic engineering and research. These companies may include, for example, companies involved in the research, development or production of pharmaceuticals, including veterinary drugs. Stocks are selected principally on the basis of their capital appreciation potential as identified by the American Stock Exchange (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology.

Intellidex Methodology

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria including fundamental growth, stock valuation, investment timeliness and risk factors and then ranks and sorts them based on their cumulative scores. Component stocks for the Biotechnology & Genome Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Index Construction

(1) Biotechnology & Genome stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ and are ranked for investment potential using a proprietary Amex Intellidex model.

(2) Within the Biotechnology & Genome sector, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Biotechnology & Genome Intellidex. Selected stocks are equally weighted within their size Sub-Groups. The number of stocks selected is predetermined and is as follows:

     a.   Biotechnology & Genome includes 30 stocks and is divided as follows:

          i. Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock which is currently included in the Biotechnology & Genome Intellidex is not removed unless its Model Score falls below that of the twelfth ranked stock in the Sub-Group.

          ii. Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that Sub-Group, except that any component stock that is currently included in the Biotechnology & Genome Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the Sub-Group.

The Biotechnology & Genome Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Biotechnology & Genome Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Biotechnology & Genome Intellidex; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Biotechnology & Genome Intellidex in proportion to their weightings in the Biotechnology & Genome Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Biotechnology & Genome Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Biotechnology & Genome Intellidex purchase securities not in the Biotechnology & Genome Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Biotechnology & Genome Intellidex, or utilize various combinations of other available investment techniques, in seeking to track accurately the Biotechnology & Genome Intellidex. The Fund may sell stocks that are represented in the Biotechnology & Genome Intellidex in anticipation of their removal from the Biotechnology & Genome Intellidex or purchase stocks not represented in the Biotechnology & Genome Intellidex in anticipation of their addition to the Biotechnology & Genome Intellidex.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Biotechnology & Genome Intellidex.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks hereunder for other risk factors.

     Market Trading Risk

     Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Biotechnology & Genome Intellidex.

     Market Risk

     PowerShares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

     Non-Correlation Risk

     The Fund's return may not match the return of the Biotechnology & Genome Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Biotechnology & Genome Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Biotechnology & Genome Intellidex.

     The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Biotechnology & Genome Intellidex, as would be the case if it purchased all of the stocks in the Biotechnology & Genome Intellidex with the same weightings as the Biotechnology & Genome Intellidex.

     Replication Management Risk

     Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Biotechnology & Genome Intellidex.

     Biotechnology Industry Concentration Risk

     The biotechnology industry can be significantly affected by patent considerations, intense competition, rapid technological change and obsolescence and government regulation. Biotechnology companies can have persistent losses during a new product's transition from development to production and revenue patterns can be erratic.

     Small and Medium-Sized Company Risk

     Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

     Issuer-Specific Changes

     The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

--------------------------------------------------------------------------------
Shareholder Transaction Expenses
(fees paid directly from your investments)
Purchases in Subscription Offering                                        2.00%*
--------------------------------------------------------------------------------
Purchases Subsequent to Subscription Offering(2,3)                        None**
--------------------------------------------------------------------------------
*  See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering"
   discussion below.
--------------------------------------------------------------------------------
** See Creation Transaction Fees and Redemption Transaction Fees
   discussion below.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund's assets)
--------------------------------------------------------------------------------
Management Fees
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(5)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Gross Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements(6)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------


----------------

1. The Fund had not commenced operations as of the date of this prospectus. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

2. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction. This variable fee is not an expense of the Fund and does not impact the Fund's expense ratio.

4.   Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to ______. However, no such fee is currently charged to the Fund.

6. Pursuant to the Management Agreement with the Fund, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding _______ of average net assets per year, at least until April 30, 2006.

EXAMPLE

This Example is intended to help you compare the cost of investing in PowerShares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year                                                                   3 Years
--------------------------------------------------------------------------------


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation, was $___________. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $________ if the Creation Unit is redeemed after one year, and $__________ if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.





-----------------

* See "Creations and Redemptions" later in this Prospectus.

                POWERSHARES DYNAMIC BRAND NAME PRODUCTS PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Brand Name Products Intellidex(SM) Index (the "Brand Name Products Intellidex" or "Underlying Sector Intellidex").

Principal Investment Strategies

The Adviser will seek to match the performance of the Underlying Sector Intellidex. The Brand Name Products Intellidex is comprised of stocks of 30 U.S. Brand Name companies. These are companies that are principally engaged in the development, manufacturing, marketing and distribution of household durables and other products. These companies include, for example, large companies involved in the manufacturing and distribution of household durables and other products, personal products and textiles, apparel and luxury goods. Stocks are selected principally on the basis of their capital appreciation potential as identified by the American Stock Exchange (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology.

Intellidex Methodology

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria including fundamental growth, stock valuation, investment timeliness and risk factors and then ranks and sorts them based on their cumulative scores. Component stocks for the Brand Name Products Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Index Construction

(1) Brand Name stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ and are ranked for investment potential using a proprietary Amex Intellidex model.

(2) Within the Brand Name sector, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Brand Name Products Intellidex. Selected stocks are equally weighted within their size Sub-Groups. The number of stocks selected is predetermined and is as follows:

     a.   Brand Name includes 30 stocks and is divided as follows:

          i. Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock which is currently included in the Brand Name Products Intellidex is not removed unless its Model Score falls below that of the twelfth-ranked stock in the Sub-Group.

          ii. Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that Sub-Group, except that any component stock that is currently included in the Brand Name Products Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the Sub-Group.

The Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Brand Name Products Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Brand Name Products Intellidex; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Brand Name Products Intellidex in proportion to their weightings in the Brand Name Products Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Brand Name Products Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Brand Name Products Intellidex, purchase securities not in the Brand Name Products Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Brand Name Products Intellidex, or utilize various combinations of other available investment techniques, in seeking to track accurately the Brand Name Products Intellidex. The Fund may sell stocks that are represented in the Brand Name Products Intellidex, in anticipation of their removal from the Brand Name Products Intellidex or purchase stocks not represented in the Brand Name Products Intellidex in anticipation of their addition to the Brand Name Products Intellidex.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Brand Name Products Intellidex.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks hereunder for other risk factors.

     Market Trading Risk

     Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Brand Name Products Intellidex.

     Market Risk

     PowerShares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

     Non-Correlation Risk

     The Fund's return may not match the return of the Brand Name Products Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Brand Name Products Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Brand Name Products Intellidex.

     The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Brand Name Products Intellidex, as would be the case if it purchased all of the stocks in the Brand Name Products Intellidex with the same weightings as the Brand Name Products Intellidex.

     Replication Management Risk

     Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Brand Name Products Intellidex.

     Large-Sized Company Risk

     Returns on investments of large U.S. companies could trail the returns on investments in stocks of smaller companies.

     Issuer-Specific Changes

     The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

--------------------------------------------------------------------------------
Shareholder Transaction Expenses
(fees paid directly from your investments)
Purchases in Subscription Offering                                        2.00%*
--------------------------------------------------------------------------------
Purchases Subsequent to Subscription Offering(2,3)                        None**
--------------------------------------------------------------------------------
*  See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering"
   discussion below.
--------------------------------------------------------------------------------
** See Creation Transaction Fees and Redemption Transaction Fees
   discussion below.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund's assets)
--------------------------------------------------------------------------------
Management Fees
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(5)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Gross Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements(6)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------


----------------

1. The Fund had not commenced operations as of the date of this prospectus. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

2. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction. This variable fee is not an expense of the Fund and does not impact the Fund's expense ratio.

4.   Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to ______. However, no such fee is currently charged to the Fund.

6. Pursuant to the Management Agreement with the Fund, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding _______ of average net assets per year, at least until April 30, 2006.

EXAMPLE

This Example is intended to help you compare the cost of investing in PowerShares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year                                                                   3 Years
--------------------------------------------------------------------------------


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation, was $___________. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $________ if the Creation Unit is redeemed after one year, and $__________ if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.





-----------------

* See "Creations and Redemptions" later in this Prospectus.

               POWERSHARES DYNAMIC CONSUMER ELECTRONICS PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Consumer Electronics Intellidex(SM) Index (the "Consumer Electronics Intellidex" or "Underlying Sector Intellidex").

Principal Investment Strategies

The Adviser will seek to match the performance of the Underlying Sector Intellidex. The Consumer Electronics Intellidex is comprised of stocks of 30 U.S. Consumer Electronics companies. These are companies that are principally engaged in the manufacture of consumer electronics. These companies may include, for example, companies involved in the design, manufacture and sale of consumer electronics products, including televisions, VCRs, hi-fi equipment, game consoles and related products. Stocks are selected principally on the basis of their capital appreciation potential as identified by the American Stock Exchange (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology.

Intellidex Methodology

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria including fundamental growth, stock valuation, investment timeliness and risk factors and then ranks and sorts them based on their cumulative scores. Component stocks for the Consumer Electronics Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Index Construction

(1) Consumer Electronics stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ and are ranked for investment potential using a proprietary Amex Intellidex model.

(2) Within the Consumer Electronics sector, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Consumer Electronics Intellidex. Selected stocks are equally weighted within their size Sub-Groups. The number of stocks selected is predetermined and is as follows:

     a.   Consumer Electronics includes 30 stocks and is divided as follows:

          i. Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock which is currently included in the Consumer Electronics Intellidex is not removed unless its Model Score falls below that of the twelfth-ranked stock in the Sub-Group.

          ii. Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that Sub-Group, except that any component stock that is currently included in the Consumer Electronics Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the Sub-Group.

The Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Consumer Electronics Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Consumer Electronics Intellidex; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Consumer Electronics Intellidex in proportion to their weightings in the Consumer Electronics Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Consumer Electronics Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Consumer Electronics Intellidex, purchase securities not in the Consumer Electronics Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Consumer Electronics Intellidex, or utilize various combinations of other available investment techniques, in seeking to track accurately the Consumer Electronics Intellidex. The Fund may sell stocks that are represented in the Consumer Electronics Intellidex, in anticipation of their removal from the Consumer Electronics Intellidex or purchase stocks not represented in the Consumer Electronics Intellidex in anticipation of their addition to the Consumer Electronics Intellidex.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Consumer Electronics Intellidex.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks hereunder for other risk factors.

     Market Trading Risk

     Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Consumer Electronics Intellidex.

     Market Risk

     PowerShares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

     Non-Correlation Risk

     The Fund's return may not match the return of the Consumer Electronics Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Consumer Electronics Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Consumer Electronics Intellidex.

     The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Consumer Electronics Intellidex, as would be the case if it purchased all of the stocks in the Consumer Electronics Intellidex with the same weightings as the Consumer Electronics Intellidex.

     Replication Management Risk

     Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Consumer Electronics Intellidex.

     Consumer Electronics Industry Concentration Risk

     The consumer electronics industry can be significantly affected by the performance of the overall economy, research and development of new products, rapid obsolescence, intense competition and consumer confidence in the electronics industry. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products.

     Small and Medium-Sized Company Risk

     Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

     Issuer-Specific Changes

     The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

--------------------------------------------------------------------------------
Shareholder Transaction Expenses
(fees paid directly from your investments)
Purchases in Subscription Offering                                        2.00%*
--------------------------------------------------------------------------------
Purchases Subsequent to Subscription Offering(2,3)                        None**
--------------------------------------------------------------------------------
*  See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering"
   discussion below.
--------------------------------------------------------------------------------
** See Creation Transaction Fees and Redemption Transaction Fees
   discussion below.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund's assets)
--------------------------------------------------------------------------------
Management Fees
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(5)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Gross Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements(6)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------


----------------

1. The Fund had not commenced operations as of the date of this prospectus. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

2. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction. This variable fee is not an expense of the Fund and does not impact the Fund's expense ratio.

4.   Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to ______. However, no such fee is currently charged to the Fund.

6. Pursuant to the Management Agreement with the Fund, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding _______ of average net assets per year, at least until April 30, 2006.

EXAMPLE

This Example is intended to help you compare the cost of investing in PowerShares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year                                                                   3 Years
--------------------------------------------------------------------------------


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation, was $___________. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $________ if the Creation Unit is redeemed after one year, and $__________ if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.





-----------------

* See "Creations and Redemptions" later in this Prospectus.

                  POWERSHARES DYNAMIC FOOD & BEVERAGE PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Food & Beverage Intellidex(SM) Index (the "Food & Beverage Intellidex" or "Underlying Sector Intellidex").

Principal Investment Strategies

The Adviser will seek to match the performance of the Underlying Sector Intellidex. The Food & Beverage Intellidex is comprised of stocks of 30 U.S. Food and Beverage companies. These are companies that are principally engaged in the manufacture, sale or distribution of food and beverage products, agricultural products and products related to the development of new food technologies. These companies may include, for example, companies that sell products and services, such as meat and poultry processing and wholesale and retail distribution, and warehousing of food and food-related products, including restaurants, grocery stores, brewers, distillers and vintners; companies that manufacture and distribute products including soft drinks, packaged food products (such as cereals, pet foods, and frozen foods), health food and dietary products, wood products, tobacco, fertilizer and agricultural machinery; and companies engaged in the development of new technologies to provide, for example, improved hybrid seeds, new and safer food storage and new enzyme technologies. Stocks are selected principally on the basis of their capital appreciation potential as identified by the American Stock Exchange (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology.

Intellidex Methodology

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria including fundamental growth, stock valuation, investment timeliness and risk factors and then ranks and sorts them based on their cumulative scores. Component stocks for the Food & Beverage Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Index Construction

(1) Food and Beverage stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ and are ranked for investment potential using a proprietary Amex Intellidex model.

(2) Within the Food and Beverage sector, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Food & Beverage Intellidex. Selected stocks are equally weighted within their size Sub-Groups. The number of stocks selected is predetermined and is as follows:

     a.   Food and Beverage includes 30 stocks and is divided as follows:

          i. Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock which is currently included in the Food & Beverage Intellidex is not removed unless its Model Score falls below that of the twelfth-ranked stock in the Sub-Group.

          ii. Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that Sub-Group, except that any component stock that is currently included in the Food & Beverage Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the Sub-Group.

The Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Food & Beverage Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Food & Beverage Intellidex; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Food & Beverage Intellidex in proportion to their weightings in the Food & Beverage Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Food & Beverage Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Food & Beverage Intellidex, purchase securities not in the Food & Beverage Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Food & Beverage Intellidex, or utilize various combinations of other available investment techniques, in seeking to track accurately the Food & Beverage Intellidex. The Fund may sell stocks that are represented in the Food & Beverage Intellidex, in anticipation of their removal from the Food & Beverage Intellidex or purchase stocks not represented in the Food & Beverage Intellidex in anticipation of their addition to the Food & Beverage Intellidex.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Food & Beverage Intellidex.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks hereunder for other risk factors.

     Market Trading Risk

     Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Food & Beverage Intellidex.

     Market Risk

     PowerShares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

     Non-Correlation Risk

     The Fund's return may not match the return of the Food & Beverage Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Food & Beverage Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Food & Beverage Intellidex.

     The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Food & Beverage Intellidex, as would be the case if it purchased all of the stocks in the Food & Beverage Intellidex with the same weightings as the Food & Beverage Intellidex.

     Replication Management Risk

     Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Food & Beverage Intellidex.

     Food and Beverage Industry Concentration Risk

     The food and beverage industry can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors and government regulation.

     Small and Medium-Sized Company Risk

     Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

     Issuer-Specific Changes

     The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

--------------------------------------------------------------------------------
Shareholder Transaction Expenses
(fees paid directly from your investments)
Purchases in Subscription Offering                                        2.00%*
--------------------------------------------------------------------------------
Purchases Subsequent to Subscription Offering(2,3)                        None**
--------------------------------------------------------------------------------
*  See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering"
   discussion below.
--------------------------------------------------------------------------------
** See Creation Transaction Fees and Redemption Transaction Fees
   discussion below.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund's assets)
--------------------------------------------------------------------------------
Management Fees
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(5)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Gross Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements(6)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------


----------------

1. The Fund had not commenced operations as of the date of this prospectus. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

2. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction. This variable fee is not an expense of the Fund and does not impact the Fund's expense ratio.

4.   Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to ______. However, no such fee is currently charged to the Fund.

6. Pursuant to the Management Agreement with the Fund, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding _______ of average net assets per year, at least until April 30, 2006.

EXAMPLE

This Example is intended to help you compare the cost of investing in PowerShares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year                                                                   3 Years
--------------------------------------------------------------------------------


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation, was $___________. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $________ if the Creation Unit is redeemed after one year, and $__________ if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.





-----------------

* See "Creations and Redemptions" later in this Prospectus.

                     POWERSHARES DYNAMIC HARDWARE PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Hardware Intellidex(SM) Index (the "Hardware Intellidex" or "Underlying Sector Intellidex").

Principal Investment Strategies

The Adviser will seek to match the performance of the Underlying Sector Intellidex. The Hardware Intellidex is comprised of stocks of 30 U.S. Hardware companies. These are companies that are principally engaged in the research, design, development, manufacture or distribution of products, processes or services that relate to currently available or experimental hardware technology within the computer industry. These companies may include, for example, companies that provide products or services such as personal computers, servers, work stations, mainframes, computer storage and peripherals, semiconductors, computer and office electronic and equipment wholesalers, software retailers, data or information processing, office or factory automation, robotics, artificial intelligence, computer-aided design, medical technology, engineering and manufacturing, data communications and software. Stocks are selected principally on the basis of their capital appreciation potential as identified by the American Stock Exchange (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology.

Intellidex Methodology

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria including fundamental growth, stock valuation, investment timeliness and risk factors and then ranks and sorts them based on their cumulative scores. Component stocks for the Hardware Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Index Construction

(1) Hardware stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ and are ranked for investment potential using a proprietary Amex Intellidex model.

(2) Within the Hardware sector, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Hardware Intellidex. Selected stocks are equally weighted within their size Sub-Groups. The number of stocks selected is predetermined and is as follows:

     a.   Hardware includes 30 stocks and is divided as follows:

          i. Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock which is currently included in the Hardware Intellidex is not removed unless its Model Score falls below that of the twelfth-ranked stock in the Sub-Group.

          ii. Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that Sub-Group, except that any component stock that is currently included in the Hardware Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the Sub-Group.

The Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Hardware Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Hardware Intellidex; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Hardware Intellidex in proportion to their weightings in the Hardware Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Hardware Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Hardware Intellidex, purchase securities not in the Hardware Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Hardware Intellidex, or utilize various combinations of other available investment techniques, in seeking to track accurately the Hardware Intellidex. The Fund may sell stocks that are represented in the Hardware Intellidex, in anticipation of their removal from the Hardware Intellidex or purchase stocks not represented in the Hardware Intellidex in anticipation of their addition to the Hardware Intellidex.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Hardware Intellidex.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks hereunder for other risk factors.

     Market Trading Risk

     Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Hardware Intellidex.

     Market Risk

     PowerShares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

     Non-Correlation Risk

     The Fund's return may not match the return of the Hardware Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Hardware Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Hardware Intellidex.

     The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Hardware Intellidex, as would be the case if it purchased all of the stocks in the Hardware Intellidex with the same weightings as the Hardware Intellidex.

     Replication Management Risk

     Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Hardware Intellidex.

     Hardware Industry Concentration Risk

     The hardware industry can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, availability and price of components and product obsolescence.

     Issuer-Specific Changes

     The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

--------------------------------------------------------------------------------
Shareholder Transaction Expenses
(fees paid directly from your investments)
Purchases in Subscription Offering                                        2.00%*
--------------------------------------------------------------------------------
Purchases Subsequent to Subscription Offering(2,3)                        None**
--------------------------------------------------------------------------------
*  See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering"
   discussion below.
--------------------------------------------------------------------------------
** See Creation Transaction Fees and Redemption Transaction Fees
   discussion below.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund's assets)
--------------------------------------------------------------------------------
Management Fees
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(5)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Gross Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements(6)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------


----------------

1. The Fund had not commenced operations as of the date of this prospectus. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

2. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction. This variable fee is not an expense of the Fund and does not impact the Fund's expense ratio.

4.   Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to ______. However, no such fee is currently charged to the Fund.

6. Pursuant to the Management Agreement with the Fund, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding _______ of average net assets per year, at least until April 30, 2006.

EXAMPLE

This Example is intended to help you compare the cost of investing in PowerShares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year                                                                   3 Years
--------------------------------------------------------------------------------


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation, was $___________. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $________ if the Creation Unit is redeemed after one year, and $__________ if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.





-----------------

* See "Creations and Redemptions" later in this Prospectus.

           POWERSHARES DYNAMIC INTERNET SOFTWARE & SERVICES PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Internet Software & Services Intellidex(SM) Index (the "Internet Software & Services Intellidex" or "Underlying Sector Intellidex").

Principal Investment Strategies

The Adviser will seek to match the performance of the Underlying Sector Intellidex. The Internet Software & Services Intellidex is comprised of stocks of 30 U.S. Internet Software & Services companies. These are companies that are principally engaged in the development and marketing of internet software and information-based services. These companies may include, for example, companies that develop and market online databases and interactive services, web address registration services, database construction and internet design services. Stocks are selected principally on the basis of their capital appreciation potential as identified by the American Stock Exchange (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology.

Intellidex Methodology

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria including fundamental growth, stock valuation, investment timeliness and risk factors and then ranks and sorts them based on their cumulative scores. Component stocks for the Internet Software & Services Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Index Construction

(1) Internet Software & Services stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ and are ranked for investment potential using a proprietary Amex Intellidex model.

(2) Within the Internet Software & Services sector, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Internet Software & Services Intellidex. Selected stocks are equally weighted within their size Sub-Groups. The number of stocks selected is predetermined and is as follows:

     a. Internet Software & Services includes 30 stocks and is divided as follows:

          i. Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock which is currently included in the Internet Software & Services Intellidex is not removed unless its Model Score falls below that of the twelfth ranked stock in the Sub-Group.

          ii. Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that Sub-Group, except that any component stock that is currently included in the Internet Software & Services Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the Sub-Group.

The Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Internet Software & Services Intellidex. The Adviser seeks a correlation of
0.95 or better between the Fund's performance and the performance of the Internet Software & Services Intellidex; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Internet Software & Services Intellidex in proportion to their weightings in the Internet Software & Services Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Internet Software & Services Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Internet Software & Services Intellidex, purchase securities not in the Internet Software & Services Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Internet Software & Services Intellidex, or utilize various combinations of other available investment techniques, in seeking to track accurately the Internet Software & Services Intellidex. The Fund may sell stocks that are represented in the Internet Software & Services Intellidex, in anticipation of their removal from the Internet Software & Services Intellidex or purchase stocks not represented in the Internet Software & Services Intellidex in anticipation of their addition to the Internet Software & Services Intellidex.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Internet Software & Services Intellidex.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks hereunder for other risk factors.

     Market Trading Risk

     Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Internet Software & Services Intellidex.

     Market Risk

     PowerShares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

     Non-Correlation Risk

     The Fund's return may not match the return of the Internet Software & Services Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Internet Software & Services Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Internet Software & Services Intellidex.

     The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Internet Software & Services Intellidex, as would be the case if it purchased all of the stocks in the Internet Software & Services Intellidex with the same weightings as the Internet Software & Services Intellidex.

     Replication Management Risk

     Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Internet Software & Services Intellidex.

     Internet Software and Services Industry Concentration Risk

     The internet software and services industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing and the ability to attract and retain skilled employees, and the success of companies in the industry is subject to the continued demand for internet services. For example, as product cycles shorten and manufacturing capacity increases, these companies could become increasingly subject to aggressive pricing, which hampers profitability. Profitability can also be affected by changing domestic and international demand, research and development costs, availability and price of components and product obsolescence.

     Small and Medium-Sized Company Risk

     Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

     Issuer-Specific Changes

     The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

--------------------------------------------------------------------------------
Shareholder Transaction Expenses
(fees paid directly from your investments)
Purchases in Subscription Offering                                        2.00%*
--------------------------------------------------------------------------------
Purchases Subsequent to Subscription Offering(2,3)                        None**
--------------------------------------------------------------------------------
*  See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering"
   discussion below.
--------------------------------------------------------------------------------
** See Creation Transaction Fees and Redemption Transaction Fees
   discussion below.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund's assets)
--------------------------------------------------------------------------------
Management Fees
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(5)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Gross Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements(6)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------


----------------

1. The Fund had not commenced operations as of the date of this prospectus. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

2. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction. This variable fee is not an expense of the Fund and does not impact the Fund's expense ratio.

4.   Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to ______. However, no such fee is currently charged to the Fund.

6. Pursuant to the Management Agreement with the Fund, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding _______ of average net assets per year, at least until April 30, 2006.

EXAMPLE

This Example is intended to help you compare the cost of investing in PowerShares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year                                                                   3 Years
--------------------------------------------------------------------------------


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation, was $___________. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $________ if the Creation Unit is redeemed after one year, and $__________ if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.






-----------------

* See "Creations and Redemptions" later in this Prospectus.

             POWERSHARES DYNAMIC LEISURE AND ENTERTAINMENT PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Leisure and Entertainment Intellidex(SM) Index (the "Leisure and Entertainment Intellidex" or "Underlying Sector Intellidex").

Principal Investment Strategies

The Adviser will seek to match the performance of the Underlying Sector Intellidex. The Leisure and Entertainment Intellidex is comprised of stocks of 30 U.S. Leisure and Entertainment companies. These are companies that are principally engaged in the design, production or distribution of goods or services in the leisure and entertainment industries. These companies may include, for example, companies that provide goods or services, including television and radio broadcast or manufacture (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; toys and games, including video and other electronic games; amusement and theme parks; travel and travel-related services; leisure apparel or footwear; and owners and operators of sports arenas and gaming casinos, hotels and motels. Stocks are selected principally on the basis of their capital appreciation potential as identified by the American Stock Exchange (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology.

Intellidex Methodology

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria including fundamental growth, stock valuation, investment timeliness and risk factors and then ranks and sorts them based on their cumulative scores. Component stocks for the Leisure and Entertainment Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Index Construction

(1) Leisure and Entertainment stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ and are ranked for investment potential using a proprietary Amex Intellidex model.

(2) Within the Leisure and Entertainment sector, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Leisure and Entertainment Intellidex. Selected stocks are equally weighted within their size Sub-Groups. The number of stocks selected is predetermined and is as follows:

     a. Leisure and Entertainment includes 30 stocks and is divided as follows:

          i. Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock which is currently included in the Leisure and Entertainment Intellidex is not removed unless its Model Score falls below that of the twelfth-ranked stock in the Sub-Group.

          ii. Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that Sub-Group, except that any component stock that is currently included in the Leisure and Entertainment Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the Sub-Group.

The Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Leisure and Entertainment Intellidex. The Adviser seeks a correlation of
0.95 or better between the Fund's performance and the performance of the Leisure and Entertainment Intellidex; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Leisure and Entertainment Intellidex in proportion to their weightings in the Leisure and Entertainment Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Leisure and Entertainment Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Leisure and Entertainment Intellidex, purchase securities not in the Leisure and Entertainment Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Leisure and Entertainment Intellidex, or utilize various combinations of other available investment techniques, in seeking to track accurately the Leisure and Entertainment Intellidex. The Fund may sell stocks that are represented in the Leisure and Entertainment Intellidex, in anticipation of their removal from the Leisure and Entertainment Intellidex or purchase stocks not represented in the Leisure and Entertainment Intellidex in anticipation of their addition to the Leisure and Entertainment Intellidex.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Leisure and Entertainment Intellidex.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks hereunder for other risk factors.

     Market Trading Risk

     Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Leisure and Entertainment Intellidex.

     Market Risk

     PowerShares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

     Non-Correlation Risk

     The Fund's return may not match the return of the Leisure and Entertainment Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Leisure and Entertainment Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Leisure and Entertainment Intellidex.

     The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Leisure and Entertainment Intellidex, as would be the case if it purchased all of the stocks in the Leisure and Entertainment Intellidex with the same weightings as the Leisure and Entertainment Intellidex.

     Replication Management Risk

     Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Leisure and Entertainment Intellidex.

     Leisure and Entertainment Industry Concentration Risk

     The leisure and entertainment industry can be significantly affected by the performance of the overall economy, changing consumer tastes, intense competition, technological developments and government regulation.

     Small and Medium-Sized Company Risk

     Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

     Issuer-Specific Changes

     The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

--------------------------------------------------------------------------------
Shareholder Transaction Expenses
(fees paid directly from your investments)
Purchases in Subscription Offering                                        2.00%*
--------------------------------------------------------------------------------
Purchases Subsequent to Subscription Offering(2,3)                        None**
--------------------------------------------------------------------------------
*  See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering"
   discussion below.
--------------------------------------------------------------------------------
** See Creation Transaction Fees and Redemption Transaction Fees
   discussion below.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund's assets)
--------------------------------------------------------------------------------
Management Fees
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(5)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Gross Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements(6)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------


----------------

1. The Fund had not commenced operations as of the date of this prospectus. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

2. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction. This variable fee is not an expense of the Fund and does not impact the Fund's expense ratio.

4.   Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to ______. However, no such fee is currently charged to the Fund.

6. Pursuant to the Management Agreement with the Fund, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding _______ of average net assets per year, at least until April 30, 2006.

EXAMPLE

This Example is intended to help you compare the cost of investing in PowerShares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year                                                                   3 Years
--------------------------------------------------------------------------------


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation, was $___________. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $________ if the Creation Unit is redeemed after one year, and $__________ if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.





-----------------

* See "Creations and Redemptions" later in this Prospectus.

                       POWERSHARES DYNAMIC MEDIA PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES and RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Media Intellidex(SM) Index (the "Media Intellidex" or "Underlying Sector Intellidex").

Principal Investment Strategies

The Adviser will seek to match the performance of the Underlying Sector Intellidex. The Media Intellidex is comprised of stocks of 30 U.S. Media companies. These are companies that are principally engaged in the development, production, sale and distribution of goods or services used in the media industry. These companies may include, for example, advertising, marketing and public relations companies; companies that own, operate, or broadcast free or pay television, radio or cable stations; theaters; film studios; publishers or sellers of newspapers, magazines, books or video products; printing, cable television and video companies and equipment providers; pay-per-view television companies; companies involved in emerging technologies for the broadcast and media industries; cellular communications companies; companies involved in the development, syndication, and transmission of television, movie programming, advertising and cellular communications; companies that distribute data-based information; and other companies involved in the ownership, operation, or development of media products or services. Stocks are selected principally on the basis of their capital appreciation potential as identified by the American Stock Exchange (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology.

Intellidex Methodology

The Intellidex Methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria including fundamental growth, stock valuation, investment timeliness and risk factors and then ranks and sorts them based on their cumulative scores. Component stocks for the Media Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Index Construction

(1) Media stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ and are ranked for investment potential using a proprietary Amex Intellidex model.

(2) Within the Media sector, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Media Intellidex. Selected stocks are equally weighted within their size Sub-Groups. The number of stocks selected is predetermined and is as follows:

     a.   Media includes 30 stocks and is divided as follows:

          i. Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock which is currently included in the Media Intellidex is not removed unless its Model Score falls below that of the twelfth-ranked stock in the Sub-Group.

          ii. Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that Sub-Group, except that any component stock that is currently included in the Media Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the Sub-Group.

The Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Media Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Media Intellidex; a figure of
1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Media Intellidex in proportion to their weightings in the Media Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Media Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Media Intellidex, purchase securities not in the Media Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Media Intellidex, or utilize various combinations of other available investment techniques, in seeking to track accurately the Media Intellidex. The Fund may sell stocks that are represented in the Media Intellidex, in anticipation of their removal from the Media Intellidex or purchase stocks not represented in the Media Intellidex in anticipation of their addition to the Media Intellidex.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Media Intellidex.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks hereunder for other risk factors.

     Market Trading Risk

     Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Media Intellidex.

     Market Risk

     PowerShares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

     Non-Correlation Risk

     The Fund's return may not match the return of the Media Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Media Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Media Intellidex.

     The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Media Intellidex, as would be the case if it purchased all of the stocks in the Media Intellidex with the same weightings as the Media Intellidex.

     Replication Management Risk

     Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Media Intellidex.

     Media Industry Concentration Risk

     The media industry can be significantly affected by federal deregulation of cable and broadcasting, competitive pressures and government regulation.

     Small and Medium-Sized Company Risk

     Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

     Issuer-Specific Changes

     The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

--------------------------------------------------------------------------------
Shareholder Transaction Expenses
(fees paid directly from your investments)
Purchases in Subscription Offering                                        2.00%*
--------------------------------------------------------------------------------
Purchases Subsequent to Subscription Offering(2,3)                        None**
--------------------------------------------------------------------------------
*  See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering"
   discussion below.
--------------------------------------------------------------------------------
** See Creation Transaction Fees and Redemption Transaction Fees
   discussion below.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund's assets)
--------------------------------------------------------------------------------
Management Fees
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(5)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Gross Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements(6)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------


----------------

1. The Fund had not commenced operations as of the date of this prospectus. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

2. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction. This variable fee is not an expense of the Fund and does not impact the Fund's expense ratio.

4.   Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to ______. However, no such fee is currently charged to the Fund.

6. Pursuant to the Management Agreement with the Fund, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding _______ of average net assets per year, at least until April 30, 2006.

EXAMPLE

This Example is intended to help you compare the cost of investing in PowerShares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year                                                                   3 Years
--------------------------------------------------------------------------------


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation, was $___________. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $________ if the Creation Unit is redeemed after one year, and $__________ if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.






-----------------

* See "Creations and Redemptions" later in this Prospectus.

                    POWERSHARES DYNAMIC NETWORKING PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Networking Intellidex(SM) Index (the "Networking Intellidex" or "Underlying Sector Intellidex").

Principal Investment Strategies

The Adviser will seek to match the performance of the Underlying Sector Intellidex. The Networking Intellidex is comprised of stocks of 30 U.S. Networking companies. These are companies that are principally engaged in the development, manufacture, sale or distribution of products, services or technologies that support the flow of electronic information, including voice, data, images and commercial transactions. These companies may include, for example, providers of telecommunications and networking equipment, data storage, systems software, internet hardware including servers, routers, switches and related equipment, systems for data encryption and security, internet services including hosting and commercial exchanges, fiber optics, satellites, cable equipment and other companies involved in supporting the flow of information. Stocks are selected principally on the basis of their capital appreciation potential as identified by the American Stock Exchange (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology.

Intellidex Methodology

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria including fundamental growth, stock valuation, investment timeliness and risk factors and then ranks and sorts them based on their cumulative scores. Component stocks for the Networking Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Index Construction

(1) Networking stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ and are ranked for investment potential using a proprietary Amex Intellidex model.

(2) Within the Networking sector, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Networking Intellidex. Selected stocks are equally weighted within their size Sub-Groups. The number of stocks selected is predetermined and is as follows:

     a.   Networking includes 30 stocks and is divided as follows:

          i. Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock which is currently included in the Networking Intellidex is not removed unless its Model Score falls below that of the twelfth-ranked stock in the Sub-Group.

          ii. Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that Sub-Group, except that any component stock that is currently included in the Networking Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the Sub-Group.

The Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Networking Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Networking Intellidex; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Networking Intellidex in proportion to their weightings in the Networking Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Networking Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Networking Intellidex, purchase securities not in the Networking Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Networking Intellidex, or utilize various combinations of other available investment techniques, in seeking to track accurately the Networking Intellidex. The Fund may sell stocks that are represented in the Networking Intellidex, in anticipation of their removal from the Networking Intellidex or purchase stocks not represented in the Networking Intellidex in anticipation of their addition to the Networking Intellidex.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Networking Intellidex.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks hereunder for other risk factors.

     Market Trading Risk

     Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Networking Intellidex.

     Market Risk

     PowerShares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

     Non-Correlation Risk

     The Fund's return may not match the return of the Networking Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Networking Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Networking Intellidex.

     The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Networking Intellidex, as would be the case if it purchased all of the stocks in the Networking Intellidex with the same weightings as the Networking Intellidex.

     Replication Management Risk

     Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Networking Intellidex.

     Networking Industry Concentration Risk

     The networking industry is rapidly evolving and can be significantly affected by corporate capital expenditure trends, competitive pressures and rapid obsolescence due to technological innovation or changing consumer preferences.

     Small and Medium-Sized Company Risk

     Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

     Issuer-Specific Changes

     The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

--------------------------------------------------------------------------------
Shareholder Transaction Expenses
(fees paid directly from your investments)
Purchases in Subscription Offering                                        2.00%*
--------------------------------------------------------------------------------
Purchases Subsequent to Subscription Offering(2,3)                        None**
--------------------------------------------------------------------------------
*  See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering"
   discussion below.
--------------------------------------------------------------------------------
** See Creation Transaction Fees and Redemption Transaction Fees
   discussion below.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund's assets)
--------------------------------------------------------------------------------
Management Fees
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(5)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Gross Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements(6)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------


----------------

1. The Fund had not commenced operations as of the date of this prospectus. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

2. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction. This variable fee is not an expense of the Fund and does not impact the Fund's expense ratio.

4.   Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to ______. However, no such fee is currently charged to the Fund.

6. Pursuant to the Management Agreement with the Fund, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding _______ of average net assets per year, at least until April 30, 2006.

EXAMPLE

This Example is intended to help you compare the cost of investing in PowerShares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year                                                                   3 Years
--------------------------------------------------------------------------------


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation, was $___________. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $________ if the Creation Unit is redeemed after one year, and $__________ if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.





-----------------

* See "Creations and Redemptions" later in this Prospectus.

                  POWERSHARES DYNAMIC PHARMACEUTICALS PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Pharmaceuticals Intellidex(SM) Index (the "Dynamic Pharmaceuticals Intellidex" or "Underlying Sector Intellidex").

Principal Investment Strategies

The Adviser will seek to match the performance of the Underlying Sector Intellidex. The Pharmaceuticals Intellidex is comprised of stocks of 30 U.S. Pharmaceuticals companies. These are companies that are principally engaged in the research, development, manufacture, sale or distribution of pharmaceuticals and drugs of all types. These companies may include, for example, pharmaceutical companies and other companies involved in the research, development, manufacture, sale or distribution of drugs, including companies that facilitate the testing or regulatory approval of drugs. Stocks are selected principally on the basis of their capital appreciation potential as identified by the American Stock Exchange (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology.

Intellidex Methodology

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria including fundamental growth, stock valuation, investment timeliness and risk factors and then ranks and sorts them based on their cumulative scores. Component stocks for the Pharmaceuticals Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Index Construction

(1) Pharmaceuticals stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ and are ranked for investment potential using a proprietary Amex Intellidex model.

(2) Within the Pharmaceuticals sector, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Pharmaceuticals Intellidex. Selected stocks are equally weighted within their size Sub-Groups. The number of stocks selected is predetermined and is as follows:

     a.   Pharmaceuticals includes 30 stocks and is divided as follows:

          i. Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock which is currently included in the Pharmaceuticals Intellidex is not removed unless its Model Score falls below that of the twelfth-ranked stock in the Sub-Group.

          ii. Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that Sub-Group, except that any component stock that is currently included in the Pharmaceuticals Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the Sub-Group.

The Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Pharmaceuticals Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Pharmaceuticals Intellidex; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Pharmaceuticals Intellidex in proportion to their weightings in the Pharmaceuticals Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Pharmaceuticals Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Pharmaceuticals Intellidex, purchase securities not in the Pharmaceuticals Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Pharmaceuticals Intellidex, or utilize various combinations of other available investment techniques, in seeking to track accurately the Pharmaceuticals Intellidex. The Fund may sell stocks that are represented in the Pharmaceuticals Intellidex, in anticipation of their removal from the Pharmaceuticals Intellidex or purchase stocks not represented in the Pharmaceuticals Intellidex in anticipation of their addition to the Pharmaceuticals Intellidex.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Pharmaceuticals Intellidex.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks hereunder for other risk factors.

     Market Trading Risk

     Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Pharmaceuticals Intellidex.

     Market Risk

     PowerShares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

     Non-Correlation Risk

     The Fund's return may not match the return of the Pharmaceuticals Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Pharmaceuticals Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Pharmaceuticals Intellidex.

     The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Pharmaceuticals Intellidex, as would be the case if it purchased all of the stocks in the Pharmaceuticals Intellidex with the same weightings as the Pharmaceuticals Intellidex.

     Replication Management Risk

     Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Pharmaceuticals Intellidex.

     Pharmaceuticals Industry Concentration Risk

     The pharmaceuticals industry can be significantly affected by government approval of products and services, government regulation and reimbursement rates, patent expirations and intense competition.

     Small and Medium-Sized Company Risk

     Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

     Issuer-Specific Changes

     The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

--------------------------------------------------------------------------------
Shareholder Transaction Expenses
(fees paid directly from your investments)
Purchases in Subscription Offering                                        2.00%*
--------------------------------------------------------------------------------
Purchases Subsequent to Subscription Offering(2,3)                        None**
--------------------------------------------------------------------------------
*  See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering"
   discussion below.
--------------------------------------------------------------------------------
** See Creation Transaction Fees and Redemption Transaction Fees
   discussion below.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund's assets)
--------------------------------------------------------------------------------
Management Fees
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(5)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Gross Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements(6)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------


----------------

1. The Fund had not commenced operations as of the date of this prospectus. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

2. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction. This variable fee is not an expense of the Fund and does not impact the Fund's expense ratio.

4.   Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to ______. However, no such fee is currently charged to the Fund.

6. Pursuant to the Management Agreement with the Fund, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding _______ of average net assets per year, at least until April 30, 2006.

EXAMPLE

This Example is intended to help you compare the cost of investing in PowerShares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year                                                                   3 Years
--------------------------------------------------------------------------------


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation, was $___________. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $________ if the Creation Unit is redeemed after one year, and $__________ if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.





-----------------

* See "Creations and Redemptions" later in this Prospectus.

                  POWERSHARES DYNAMIC SEMICONDUCTORS PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Semiconductors Intellidex(SM) Index (the "Semiconductors Intellidex" or "Underlying Sector Intellidex").

Principal Investment Strategies

The Adviser will seek to match the performance of the Underlying Sector Intellidex. The Semiconductors Intellidex is comprised of stocks of 30 U.S. Semiconductors companies. These are companies that are principally engaged in the manufacture of electronic components, such as semiconductors. These companies may include, for example, companies involved in all aspects of the electronics business and in new technologies or specialty areas such as semiconductors, fiber optics, defense electronics, medical electronics, consumer electronics, advanced design and manufacturing technologies, and lasers and electro-optics. Stocks are selected principally on the basis of their capital appreciation potential as identified by the American Stock Exchange (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology.

Intellidex Methodology

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria including fundamental growth, stock valuation, investment timeliness and risk factors and then ranks and sorts them based on their cumulative scores. Component stocks for the Semiconductors Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Index Construction

(1) Semiconductors stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ and are ranked for investment potential using a proprietary Amex Intellidex model.

(2) Within the Semiconductors sector, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Semiconductors Intellidex. Selected stocks are equally weighted within their size Sub-Groups. The number of stocks selected is predetermined and is as follows:

     a.   Semiconductors includes 30 stocks and is divided as follows:

          i. Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock which is currently included in the Semiconductors Intellidex is not removed unless its Model Score falls below that of the twelfth ranked stock in the Sub-Group.

          ii. Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that Sub-Group, except that any component stock that is currently included in the Semiconductors Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the Sub-Group.

The Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Semiconductors Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Semiconductors Intellidex; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Semiconductors Intellidex in proportion to their weightings in the Semiconductors Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Semiconductors Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Semiconductors Intellidex, purchase securities not in the Semiconductors Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Semiconductors Intellidex, or utilize various combinations of other available investment techniques, in seeking to track accurately the Semiconductors Intellidex. The Fund may sell stocks that are represented in the Semiconductors Intellidex, in anticipation of their removal from the Semiconductors Intellidex or purchase stocks not represented in the Semiconductors Intellidex in anticipation of their addition to the Semiconductors Intellidex.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Semiconductors Intellidex.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks hereunder for other risk factors.

     Market Trading Risk

     Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Semiconductors Intellidex.

     Market Risk

     PowerShares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

     Non-Correlation Risk

     The Fund's return may not match the return of the Semiconductors Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Semiconductors Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Semiconductors Intellidex.

     The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Semiconductors Intellidex, as would be the case if it purchased all of the stocks in the Semiconductors Intellidex with the same weightings as the Semiconductors Intellidex.

     Replication Management Risk

     Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Semiconductors Intellidex.

     Semiconductors Industry Concentration Risk

     The semiconductors industry can be significantly affected by competitive pressures, intense competition, aggressive pricing, technological developments, changing demand, research and development costs, availability and price of components and product obsolescence.

     Small and Medium-Sized Company Risk

     Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

     Issuer-Specific Changes

     The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

--------------------------------------------------------------------------------
Shareholder Transaction Expenses
(fees paid directly from your investments)
Purchases in Subscription Offering                                        2.00%*
--------------------------------------------------------------------------------
Purchases Subsequent to Subscription Offering(2,3)                        None**
--------------------------------------------------------------------------------
*  See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering"
   discussion below.
--------------------------------------------------------------------------------
** See Creation Transaction Fees and Redemption Transaction Fees
   discussion below.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund's assets)
--------------------------------------------------------------------------------
Management Fees
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(5)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Gross Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements(6)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------


----------------

1. The Fund had not commenced operations as of the date of this prospectus. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

2. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction. This variable fee is not an expense of the Fund and does not impact the Fund's expense ratio.

4.   Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to ______. However, no such fee is currently charged to the Fund.

6. Pursuant to the Management Agreement with the Fund, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding _______ of average net assets per year, at least until April 30, 2006.

EXAMPLE

This Example is intended to help you compare the cost of investing in PowerShares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year                                                                   3 Years
--------------------------------------------------------------------------------


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation, was $___________. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $________ if the Creation Unit is redeemed after one year, and $__________ if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.






-----------------

* See "Creations and Redemptions" later in this Prospectus.

                     POWERSHARES DYNAMIC SOFTWARE PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Software Intellidex(SM) Index (the "Software Intellidex" or "Underlying Sector Intellidex").

Principal Investment Strategies

The Adviser will seek to match the performance of the Underlying Sector Intellidex. The Software Intellidex is comprised of stocks of 30 U.S. Software companies. These are companies that are principally engaged in the research, design, production or distribution of products or processes that relate to software applications and systems and information-based services. These companies may include, for example, companies that design products such as systems-level software (to run the basic functions of a computer) or applications software (for one type of work) for general use or use by certain industries or groups; companies that provide communications software; and companies that provide time-sharing services, computer consulting or facilities management services, data communications services, internet software and home entertainment software. Stocks are selected principally on the basis of their capital appreciation potential as identified by the American Stock Exchange (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology.

Intellidex Methodology

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria including fundamental growth, stock valuation, investment timeliness and risk factors and then ranks and sorts them based on their cumulative scores. Component stocks for the Software Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Index Construction

(1) Software stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ and are ranked for investment potential using a proprietary Amex Intellidex model.

(2) Within the Software sector, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Software Intellidex. Selected stocks are equally weighted within their size Sub-Groups. The number of stocks selected is predetermined and is as follows:

     a.   Software includes 30 stocks and is divided as follows:

          i. Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock which is currently included in the Software Intellidex is not removed unless its Model Score falls below that of the twelfth-ranked stock in the Sub-Group.

          ii. Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that Sub-Group, except that any component stock that is currently included in the Software Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the Sub-Group.

The Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Software Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Software Intellidex; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Software Intellidex in proportion to their weightings in the Software Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Software Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Software Intellidex, purchase securities not in the Software Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Software Intellidex, or utilize various combinations of other available investment techniques, in seeking to track accurately the Software Intellidex. The Fund may sell stocks that are represented in the Software Intellidex, in anticipation of their removal from the Software Intellidex or purchase stocks not represented in the Software Intellidex in anticipation of their addition to the Software Intellidex.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Software Intellidex.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks hereunder for other risk factors.

     Market Trading Risk

     Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Software Intellidex.

     Market Risk

     PowerShares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

     Non-Correlation Risk

     The Fund's return may not match the return of the Software Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Software Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Software Intellidex.

     The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Software Intellidex, as would be the case if it purchased all of the stocks in the Software Intellidex with the same weightings as the Software Intellidex.

     Replication Management Risk

     Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Software Intellidex.

     Software Industry Concentration Risk

     The software industry can be significantly affected by competitive pressures, intense competition, aggressive pricing, technological developments, changing domestic and international demand, research and development costs, availability and price of components and product obsolescence.

     Small and Medium-Sized Company Risk

     Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

     Issuer-Specific Changes

     The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

--------------------------------------------------------------------------------
Shareholder Transaction Expenses
(fees paid directly from your investments)
Purchases in Subscription Offering                                        2.00%*
--------------------------------------------------------------------------------
Purchases Subsequent to Subscription Offering(2,3)                        None**
--------------------------------------------------------------------------------
*  See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering"
   discussion below.
--------------------------------------------------------------------------------
** See Creation Transaction Fees and Redemption Transaction Fees
   discussion below.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund's assets)
--------------------------------------------------------------------------------
Management Fees
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(5)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Gross Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements(6)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------


----------------

1. The Fund had not commenced operations as of the date of this prospectus. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

2. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction. This variable fee is not an expense of the Fund and does not impact the Fund's expense ratio.

4.   Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to ______. However, no such fee is currently charged to the Fund.

6. Pursuant to the Management Agreement with the Fund, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding _______ of average net assets per year, at least until April 30, 2006.

EXAMPLE

This Example is intended to help you compare the cost of investing in PowerShares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year                                                                   3 Years
--------------------------------------------------------------------------------


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation, was $___________. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $________ if the Creation Unit is redeemed after one year, and $__________ if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.





-----------------

* See "Creations and Redemptions" later in this Prospectus.

            POWERSHARES DYNAMIC TELECOMMUNICATIONS SERVICES PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Telecommunications Services Intellidex(SM) Index (the
"Telecommunications Services Intellidex" or "Underlying Sector Intellidex").

Principal Investment Strategies

The Adviser will seek to match the performance of the Underlying Sector Intellidex. The Telecommunications Services Intellidex is comprised of stocks of 30 U.S. Telecommunications Services companies. These are companies that are principally engaged in the development, manufacture or sale of diversified communications services or communications equipment. These companies may include, for example, companies that provide traditional local and long-distance telephone service or equipment; companies that provide cellular, paging and local and wide area product networks or equipment; companies that provide satellite, microwave and cable television or equipment; and providers of communications and high-density data transmission services primarily through new technologies such as fiber optics, semiconductors and data transmission. Stocks are selected principally on the basis of their capital appreciation potential as identified by the American Stock Exchange (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology.

Intellidex Methodology

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria including fundamental growth, stock valuation, investment timeliness and risk factors and then ranks and sorts them based on their cumulative scores. Component stocks for the Telecommunications Services Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Index Construction

(1) Telecommunications Services stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ and are ranked for investment potential using a proprietary Amex Intellidex model.

(2) Within the Telecommunications Services sector, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Telecommunications Services Intellidex. Selected stocks are equally weighted within their size Sub-Groups. The number of stocks selected is predetermined and is as follows:

     a. Telecommunications Services includes 30 stocks and is divided as follows:

          i. Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock which is currently included in the Telecommunications Services Intellidex is not removed unless its Model Score falls below that of the twelfth-ranked stock in the Sub-Group.

          ii. Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that Sub-Group, except that any component stock that is currently included in the Telecommunications Services Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the Sub-Group.

The Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Telecommunications Services Intellidex. The Adviser seeks a correlation of
0.95 or better between the Fund's performance and the performance of the Telecommunications Services Intellidex; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Telecommunications Services Intellidex in proportion to their weightings in the Telecommunications Services Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Telecommunications Services Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Telecommunications Services Intellidex, purchase securities not in the Telecommunications Services Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Telecommunications Services Intellidex, or utilize various combinations of other available investment techniques, in seeking to track accurately the Telecommunications Services Intellidex. The Fund may sell stocks that are represented in the Telecommunications Services Intellidex, in anticipation of their removal from the Telecommunications Services Intellidex or purchase stocks not represented in the Telecommunications Services Intellidex in anticipation of their addition to the Telecommunications Services Intellidex.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Telecommunications Services Intellidex.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks hereunder for other risk factors.

     Market Trading Risk

     Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Telecommunications Services Intellidex.

     Market Risk

     PowerShares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

     Non-Correlation Risk

     The Fund's return may not match the return of the Telecommunications Services Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Telecommunications Services Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Telecommunications Services Intellidex.

     The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Telecommunications Services Intellidex, as would be the case if it purchased all of the stocks in the Telecommunications Services Intellidex with the same weightings as the Telecommunications Services Intellidex.

     Replication Management Risk

     Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Telecommunications Services Intellidex.

     Telecommunications Industry Concentration Risk

     The telecommunications industry can be significantly affected by the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence and research and development of new products.

     Small and Medium-Sized Company Risk

     Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

     Issuer-Specific Changes

     The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

--------------------------------------------------------------------------------
Shareholder Transaction Expenses
(fees paid directly from your investments)
Purchases in Subscription Offering                                        2.00%*
--------------------------------------------------------------------------------
Purchases Subsequent to Subscription Offering(2,3)                        None**
--------------------------------------------------------------------------------
*  See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering"
   discussion below.
--------------------------------------------------------------------------------
** See Creation Transaction Fees and Redemption Transaction Fees
   discussion below.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund's assets)
--------------------------------------------------------------------------------
Management Fees
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(5)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Gross Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements(6)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------


----------------

1. The Fund had not commenced operations as of the date of this prospectus. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

2. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction. This variable fee is not an expense of the Fund and does not impact the Fund's expense ratio.

4.   Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to ______. However, no such fee is currently charged to the Fund.

6. Pursuant to the Management Agreement with the Fund, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding _______ of average net assets per year, at least until April 30, 2006.

EXAMPLE

This Example is intended to help you compare the cost of investing in PowerShares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year                                                                   3 Years
--------------------------------------------------------------------------------


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation, was $___________. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $________ if the Creation Unit is redeemed after one year, and $__________ if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.





-----------------

* See "Creations and Redemptions" later in this Prospectus.

                     POWERSHARES DYNAMIC WIRELESS PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Wireless Intellidex(SM) Index (the "Wireless Intellidex" or "Underlying Sector Intellidex").

Principal Investment Strategies

The Adviser will seek to match the performance of the Underlying Sector Intellidex. The Wireless Intellidex is comprised of stocks of 30 U.S. Wireless companies. These are companies that are principally engaged in activities relating to cellular or wireless telecommunications services or products. These companies may include, for example, companies involved in cellular communications, paging, mobile radio, wireless LANs, microwave transmission, personal communications devices and networks, related software or other companies with products or services related to wireless communications. Stocks are selected principally on the basis of their capital appreciation potential as identified by the American Stock Exchange (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology.

Intellidex Methodology

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria including fundamental growth, stock valuation, investment timeliness and risk factors and then ranks and sorts them based on their cumulative scores. Component stocks for the Wireless Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Index Construction

(1) Wireless stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ and are ranked for investment potential using a proprietary Amex Intellidex model.

(2) Within the Wireless sector, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Index. Selected stocks are equally weighted within their size Sub-Groups. The number of stocks selected is predetermined and is as follows:

     a.   Wireless includes 30 stocks and is divided as follows:

          i. Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best Model Score in the Sub-Group, except that any component stock which is currently included in the Wireless Intellidex is not removed unless its Model Score falls below that of the twelfth-ranked stock in the Sub-Group.

          ii. Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that Sub-Group, except that any component stock that is currently included in the Wireless Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the Sub-Group.

The Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Wireless Intellidex. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Wireless Intellidex; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Wireless e Intellidex in proportion to their weightings in the Wireless Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Wireless Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Wireless Intellidex, purchase securities not in the Wireless Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Wireless Intellidex, or utilize various combinations of other available investment techniques, in seeking to track accurately the Wireless Intellidex. The Fund may sell stocks that are represented in the Wireless Intellidex, in anticipation of their removal from the Wireless Intellidex or purchase stocks not represented in the Wireless Intellidex in anticipation of their addition to the Wireless Intellidex.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Wireless Intellidex.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks hereunder for other risk factors.

     Market Trading Risk

     Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Wireless Services Intellidex.

     Market Risk

     PowerShares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

     Non-Correlation Risk

     The Fund's return may not match the return of the Wireless Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Wireless Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Wireless Intellidex.

     The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Wireless Intellidex, as would be the case if it purchased all of the stocks in the Wireless Intellidex with the same weightings as the Wireless Intellidex.

     Replication Management Risk

     Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Wireless Intellidex.

     Wireless Industry Concentration Risk

     The wireless industry can be significantly affected by failure or delays in obtaining financing or regulatory approval, intense competition, product incompatibility, changing consumer preferences and rapid obsolescence. Wireless network operators can also face significant capital expenditures to build networks of critical mass and can carry heavy debt burdens from financings.

     Small and Medium-Sized Company Risk

     Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

     Issuer-Specific Changes

     The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

--------------------------------------------------------------------------------
Shareholder Transaction Expenses
(fees paid directly from your investments)
Purchases in Subscription Offering                                        2.00%*
--------------------------------------------------------------------------------
Purchases Subsequent to Subscription Offering(2,3)                        None**
--------------------------------------------------------------------------------
*  See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering"
   discussion below.
--------------------------------------------------------------------------------
** See Creation Transaction Fees and Redemption Transaction Fees
   discussion below.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund's assets)
--------------------------------------------------------------------------------
Management Fees
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(5)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Gross Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements(6)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------


----------------

1. The Fund had not commenced operations as of the date of this prospectus. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

2. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction. This variable fee is not an expense of the Fund and does not impact the Fund's expense ratio.

4.   Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to ______. However, no such fee is currently charged to the Fund.

6. Pursuant to the Management Agreement with the Fund, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding _______ of average net assets per year, at least until April 30, 2006.

EXAMPLE

This Example is intended to help you compare the cost of investing in PowerShares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year                                                                   3 Years
--------------------------------------------------------------------------------


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation, was $___________. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $________ if the Creation Unit is redeemed after one year, and $__________ if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.





-----------------

* See "Creations and Redemptions" later in this Prospectus.

                POWERSHARES HALTER GOLDEN DRAGON CHINA PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the USX China Index(SM) (the "China Index" or "Index").

Principal Investment Strategies

The Adviser will seek to match the performance of the China Index. The China Index is comprised of U.S. exchange listed stocks of companies which derive a majority of their revenues from the People's Republic of China. The China Index is designed to provide access to the unique economic opportunities taking place in China while still providing investors with the transparency offered with U.S. listed securities.

The listing of Chinese companies in the United States is a growing trend. Thus, this index is designed to provide valuable insight and access into both leading Chinese companies that have accessed the U.S. capital markets as well as U.S. companies that are predominantly influenced by their operations in China, both of which stand to benefit greatly from the expansion of mainland China.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the China Index. The Adviser seeks a correlation of
0.95 or better between the Fund's performance and the performance of the China Index; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the China Index in proportion to their weightings in the China Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the China Index as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the China Index, purchase securities not in the China Index which the Adviser believes are appropriate to substitute for certain securities in the China Index, or utilize various combinations of other available investment techniques, in seeking to track accurately the China Index. The Fund may sell stocks that are represented in the China Index, in anticipation of their removal from the China Index or purchase stocks not represented in the China Index in anticipation of their addition to the China Index.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the China Index.

Index Methodology

The China Index is comprised of companies that conduct the majority of their business within the People's Republic of China, are listed on a major U.S. exchange (i.e. NYSE, NASDAQ or Amex) and have a market-cap greater than $50 million, as identified by the USX China Selection Committee (the "Selection Committee"). In addition to these basic requirements, the Selection Committee may consider other factors including the size of the public float, liquidity and fundamentals of all existing and potential constituents.

Index Calculation

The China Index is calculated using a modified market-cap weighted methodology. The level of the China Index reflects the total market value of all component stocks relative to a particular base period.

The daily calculation of the China Index is computed by dividing the aggregate market value of all the companies in the China Index by an Index Divisor. The Divisor is an arbitrary number, however it provides a direct link to the original base period of the China Index and keeps the China Index comparable over time and is the central point for all Index maintenance and adjustments.

Index Maintenance

Maintaining the China Index includes monitoring and adjusting for company additions and deletions, shares changes (issuances or repurchases), stock splits, dividends, rights offerings and stock price adjustments due to restructurings or spinoffs. Some corporate actions, such as stock splits and stock dividends, require simple changes in the common shares outstanding and the stock prices of the companies in the China Index. Other corporate actions, such as share issuances, change the market value of the China Index and require an Index Divisor adjustment to prevent the value of the China Index from changing.

Adjustments to the Index Divisor for changes in market value leave the Index unaffected by additions and deletions of constituents or corporate action. It maintains accuracy and consistency over time. Divisor adjustments are made after the close of trading and the final calculation of the China Index for that day.

The key to making adjustments to the Index Divisor is to temporarily freeze the China Index value to make adjustments in market value for a particular event. The China Index value remains the same and only the Index Divisor changes in this calculation. In the event of a net increase in the aggregate market capitalization of the China Index, the Index Divisor increases proportionately.

Thus, the new China Index value going forward, calculated by using the new Index Divisor, is the same as the China Index value before the change in the Index Divisor. Future index values are calculated by applying the new Index Divisor to the new market cap.

Share Changes. Determining the shares outstanding for constituents requires continuous monitoring as shares outstanding frequently change. The China Index receives data feeds from professional financial data vendors to supply this information, and the information is updated daily.

Constituent Stocks. The list of China Index Constituents is comprised of the stocks selected, based on expert evaluation, by the USX China Index Selection Committee from U.S. listed securities of companies that conduct the majority of their business in the People's Republic of China.

The stocks are selected based on the following main criteria:

     o    Market capitalization

     o    Exchange traded

     o Demonstrated ability to meet the definition of "majority" of business conducted in the People's Republic of China.

The list of component stocks is reviewed on a monthly basis and adjusted on a quarterly basis at the discretion of the Selection Committee. Changes to the make up of constituents are done in accordance with the following guidelines:

(1) Constituents will be added or removed from the index after the closing of the last trading day of each calendar quarter ("Modification Date"). Selection Committee members monitor the universe of potential qualifying constituents. For a new constituent to be considered or removed, the case must be brought to the attention of the Selection Committee at the monthly Committee Meeting on the Monday prior to the Modification Date.

(2) Qualifying IPO companies must trade for 40 trading days prior to consideration for the China Index. If the 40-day period expires prior to the Modification Date, the constituent will be added on that Modification Date, otherwise the constituent must wait for the next Modification Date.

(3) Qualifying existing public companies that newly meet the market cap or exchange traded criteria must trade for 40 consecutive trading days in compliance with the set criteria. If the 40-day period expires prior to the Modification Date, the constituent will be added on that Modification Date, otherwise the constituent must wait for the next Modification Date.

(4) If a current constituent falls under a $50 million market cap for 40 consecutive trading days, then they will be automatically removed from the China Index on the very next Modification Date.

(5) If a current constituent is removed from the NYSE, NASDAQ or Amex to a lower exchange that does not include one of the other three aforementioned major exchanges, they will be automatically removed from the China Index at the next Modification Date.

Changes in the Index Calculation Methodology. The Index Calculation methodology is periodically reviewed and can be changed by the Selection Committee in the following cases:

     o    A technical error occurred, or

     o A non-standard situation occurred that was not related to market changes and was not accounted for by this methodology, but nevertheless significantly influenced the China Index.

Should a technical error be detected, the China Index will be recalculated as soon as possible. If a non-standard situation occurs, the China Index value is recalculated following the appropriate decision of the selection committee and based on expert opinion.

Since recalculation of the China Index is an extraordinary event, the recalculation of the China Index needs to be fully justified. If the China Index is recalculated, an appropriate notice will be put up on our website. General control and amendments to the existing methodology will be performed by the Selection Committee.

Currency. All prices are in U.S. dollars.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks hereunder for other risk factors.

     Market Trading Risk

     Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the China Index.

     Market Risk

     PowerShares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

     Non-Correlation Risk

     The Fund's return may not match the return of the China Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the China Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the China Index.

     The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the China Index, as would be the case if it purchased all of the stocks in the China Index with the same weightings as the China Index.

     Replication Management Risk

     Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the China Index.

     Issuer-Specific Changes

     The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

     China Exposure

     The value of the securities of companies which conduct a majority of their business in China is likely to be more volatile than that of other issuers. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China's political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. Since 1978, the Chinese government has been, and is expected to continue, reforming its economic policies, which has resulted in less direct central and local government control over the business and production activities of Chinese enterprises and companies. Notwithstanding the economic reforms instituted by the Chinese government and the CCP, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China, which could affect the public and private sector companies in which we invest. In the past, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well. Such actions and a variety of other centrally planned or determined activities by the Chinese government could have a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of China companies and the payments of dividends and interest by China companies. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect the assets held by the China companies in which we invest.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

--------------------------------------------------------------------------------
Shareholder Transaction Expenses
(fees paid directly from your investments)
Purchases in Subscription Offering                                        2.00%*
--------------------------------------------------------------------------------
Purchases Subsequent to Subscription Offering(2,3)                        None**
--------------------------------------------------------------------------------
*  See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering"
   discussion below.
--------------------------------------------------------------------------------
** See Creation Transaction Fees and Redemption Transaction Fees
   discussion below.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund's assets)
--------------------------------------------------------------------------------
Management Fees
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(5)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Gross Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements(6)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------


----------------

1. The Fund had not commenced operations as of the date of this prospectus. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

2. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction. This variable fee is not an expense of the Fund and does not impact the Fund's expense ratio.

4.   Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to ______. However, no such fee is currently charged to the Fund.

6. Pursuant to the Management Agreement with the Fund, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding _______ of average net assets per year, at least until April 30, 2006.

EXAMPLE

This Example is intended to help you compare the cost of investing in PowerShares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year                                                                   3 Years
--------------------------------------------------------------------------------


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation, was $___________. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $________ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $________ if the Creation Unit is redeemed after one year, and $__________ if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.





-----------------

* See "Creations and Redemptions" later in this Prospectus.

           POWERSHARES HIGH YIELD EQUITY DIVIDEND ACHIEVERS PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses), of an equity index called the Dividend Achievers(TM) 50 Index (the "Dividend Achievers Index" or the "Underlying Dividend Achievers Index").

Principal Investment Strategies

The Adviser will seek to match the performance of the Underlying Dividend Achievers(TM) Index. The Dividend Achievers(TM) Index is comprised of 50 U.S. stocks selected principally on the basis of dividend yield and consistent growth in dividends. Since 1979, Mergent(R), Inc. has tracked companies that have had a consistent record of dividend increases. To qualify as a stock included in the universe of "Dividend Achievers(TM)," an issuer must have raised its annual regular cash dividend, on a pre-tax basis, for at least each of the last ten consecutive calendar years.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Dividend Achievers(TM) Index. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Dividend Achievers(TM) Index; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Dividend Achievers(TM) Index in proportion to their weightings in the Dividend Achievers(TM) Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Dividend Achievers(TM) Index as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Dividend Achievers(TM) Index, purchase securities not in the Dividend Achievers(TM) Index which the Adviser believes are appropriate to substitute for certain securities in the Dividend Achievers(TM) Index, or utilize various combinations of other available investment techniques, in seeking to track accurately the Dividend Achievers(TM) Index. The Fund may sell stocks that are represented in the Dividend Achievers(TM) Index, in anticipation of their removal from the Dividend Achievers(TM) Index or purchase stocks not represented in the Dividend Achievers(TM) Index in anticipation of their addition to the Dividend Achievers(TM) Index.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Dividend Achievers(TM) Index.

Index Methodology

The Dividend Achievers(TM) Index is designed to track the performance of the 50 companies with the highest dividend yield, chosen from the universe of companies which meet the requirements to be classified as Dividend Achievers(TM). A Dividend Achievers(TM) company must have, among other things, experienced growth in dividends consistently over the last 10 or more fiscal years.

Index Construction

(1) The Dividend Achievers(TM) are identified as companies incorporated in the United States, with aggregate annual regular dividend payments that have increased consistently over the course of the last 10 or most fiscal years. Depending on the industry, the company's asset value must be equal to or greater than $2 billion and the company must have a minimum of 200 shareholders on the ex-date closest to the reconstitution date.

(2) The universe of companies is ranked according to yield, using the annualized current dividend and the closing price at the reconstitution date, the last trading day in January.

(3) The highest 50 yielding companies are selected for inclusion in the Dividend Achievers(TM) Index.

Index Rebalancing and Reconstitution

The Dividend Achievers(TM) Index is rebalanced on a quarterly basis using a modified equal weighting methodology incorporating current dividend yield. Adjustments are effective after the close of the last trading day of January, April, July and October.

The Dividend Achievers(TM) Index is reconstituted on an annual basis to incorporate the 50 highest yielding stocks among the Dividend Achievers.

Index Maintenance

Share adjustments to reflect a split, a reverse split or stock dividend will be made on the action's effective date. Such changes do not require an adjustment to the divisor and are processed automatically

For changes in a company's shares outstanding due to a merger, acquisition or spin-off, an adjustment to the stock's index shares will be made effective after the close on the effective date of the corporate action.

Dividend Payments

Dividend payments will be reinvested in the Dividend Achievers(TM) Index on the ex-date.

Mergers

In the event of a merger between two companies included in the Dividend Achievers(TM) Index, the common shares of the surviving issuer will continue to be represented in the Index. In the event of a merger between a company in the Dividend Achievers(TM) Index and a company not in the Dividend Achievers(TM) Index, the common shares of the surviving issuer will continue to be represented in the Dividend Achievers(TM) Index until further evaluation on the reconstitution date.

Acquisitions

A company will be dropped from the Index in the case of its acquisition. The next highest yielding company in the Dividend Achievers(TM) Index not currently included in the Dividend Achievers(TM) Index and as identified at reconstitution will replace the acquired company.

Bankruptcy or Prolonged Trading Suspension

In the event of a bankruptcy, a company will be removed from the Dividend Achievers(TM) Index effective after the close on the date of the filing. In the event that trading in a company included in the Dividend Achievers(TM) Index is suspended, the index calculation agent in consultation with Mergent shall decide whether the company will be removed from the index as soon as applicable. For purposes of minimizing the impact to the Dividend Achievers(TM) Index, the company to be deleted will be removed at the value at which it last traded. The next highest yielding company in the Dividend Achievers(TM) Index not currently included in the Dividend Achievers(TM) Index and as identified at reconstitution will replace the company.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Dividend Achievers(TM) Index.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks hereunder for other risk factors.

     Market Trading Risk

     Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Dividend Achievers(TM) Index.

     Market Risk

     PowerShares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

     Non-Correlation Risk

     The Fund's return may not match the return of the Dividend Achievers(TM) Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Dividend Achievers Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Dividend Achievers(TM) Index.

     The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Dividend Achievers(TM) Index, as would be the case if it purchased all of the stocks in the Dividend Achievers(TM) Index, with the same weightings as the Dividend Achievers(TM) Index.

     Replication Management Risk

     Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Dividend Achievers(TM) Index.

     Small and Medium-Sized Company Risk

     Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

     Dividend Achievers(TM) Universe Risk

     At times, the segment of the equity markets represented by the Dividend Achievers(TM) universe (i.e., high yielding dividend paying stocks) may be out of favor and underperform other segments (e.g., growth stocks). A significant percentage of the Dividend Achievers(TM) Index may be comprised of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

--------------------------------------------------------------------------------
Shareholder Transaction Expenses
(fees paid directly from your investments)
Purchases in Subscription Offering                                        2.00%*
--------------------------------------------------------------------------------
Purchases Subsequent to Subscription Offering(2,3)                        None**
--------------------------------------------------------------------------------
*  See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering"
   discussion below.
--------------------------------------------------------------------------------
** See Creation Transaction Fees and Redemption Transaction Fees
   discussion below.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund's assets)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Management Fees
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(5)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Gross Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements(6)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------


-----------------


1. The Fund had not commenced operations as of the date of this prospectus. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

2. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction. This variable fee is not an expense of the Fund and does not impact the Fund's expense ratio.

4.   Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to ______ . However, no such fee is currently charged to the Fund.

6. Pursuant to the Management Agreement with the Fund, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding ______ of average net assets per year, at least until April 30, 2006.

EXAMPLE

This Example is intended to help you compare the cost of investing in PowerShares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

 1 Year                                                                  3 Years
--------------------------------------------------------------------------------


            CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at net asset value ("NAV") only in large blocks of 50,000 shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation, was $______ .. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $______ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $______ if the Creation Unit is redeemed after one year, and $______ if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio or the overall cost to investors.





-----------------

* See "Creations and Redemptions" later in this Prospectus.

            POWERSHARES VALUE LINE #1 TIMELINESS AND SAFETY PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISK

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield, before the Fund's fees and expenses, of an equity index called the Value Line #1 Timeliness and Safety Index (the "Value Line Index" or "Index").

Principal Investment Strategies

The Adviser will seek to match the performance of the Value Line Index. The Index represents the 50 highest ranking common stocks for Timeliness and Safety based on a proprietary investment methodology using the three core Value Line investment merit indicators: Timeliness, Safety and Technical Rankings.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Value Line Index. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Value Line Index; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Value Line Index in proportion to their weightings in the Value Line Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Value Line Index as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Value Line Index, purchase securities not in the Value Line Index which the Adviser believes are appropriate to substitute for certain securities in the Value Line Index, or utilize various combinations of other available investment techniques, in seeking to track accurately the Value Line Index. The Fund may sell stocks that are represented in the Value Line Index, in anticipation of their removal from the Value Line Index or purchase stocks not represented in the Value Line Index in anticipation of their addition to the Value Line Index.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Value Line Index.

Index Objective and Description

The objective of the Value Line Index is to represent a group of U.S. equity securities that have the potential to outperform the U.S. equity market. Stocks are selected using a proprietary rules-based discipline, which selects stocks with the greatest potential for capital appreciation based on the three core Value Line Ranking Systems.
The Value Line Index contains the 50 highest cumulative ranked stocks for Safety and Technicals chosen from the one hundred number one ranked stocks for Timeliness(TM). The Value Line Index removes stocks from the Value Line Index if they are no longer ranked number one for Timeliness(TM) and replaces removed stocks using the same methodology as described above.

To accomplish this, the Index uses core component rankings of the Value Line Investment Survey and Rankings including;

     Timeliness(TM) Ranking System - is the rank of a stock's potential relative market performance in the year ahead. Timeliness(TM) Ranks are derived via a quantitative program using several inputs such as the long-term price and earnings history, recent price and earnings momentum, and earnings surprise. In simple terms, Timeliness(TM) Ranks are determined by a company's earnings growth and its stock's price performance. Stocks ranked one for Timeliness(TM) are stocks Value Line's research shows should out-perform as a whole in the coming six to 12 months.

     Safety(TM) Ranking System -- a measurement of potential risk associated with individual common stocks. Above-Average Dividend Yielding stocks tend to rank higher. The Safety Rank is computed by averaging two other Value Line indicators--the Price Stability Index and the Financial Strength Rating. Safety Ranks range from one, the highest (safest) to five, the lowest (higher risk).

     Technical(TM) Ranking System -- is purely a function of relative price action and is primarily a predictor of relative short-term price movements. It is a ranking of estimated stock price performance relative to the overall market in the next three to six months, based on a complex analysis of the stock's relative price performance. Unlike the Timeliness Rank, earnings are not a factor in the Technical Rank. Stocks ranked one (highest) and two (above average) have a higher potential to outperform during the next quarter or two.

Index Construction

The Value Line Index is comprised of the 50 domestic stocks with the greatest capital appreciation potential as identified by Value Line Investment Research. The Index seeks to reduce risk and may provide a higher than average dividend yield by incorporating Value Line's Safety Ranking into the investment process.

Construction Process - The Value Line #1 Timeliness and Safety Index

(1) The Value Line Stock Universe is ranked using the proprietary Value Line Ranking System.

     a.   The 100 stocks ranked number one for Timeliness are selected.

     b. The top 50 stocks of those ranked number one for Timeliness, with the highest composite scores for Safety and Technicals are then selected.

(2)  These 50 stock components are equally weighted across the Index.

(3)  The Index is adjusted on a quarterly basis or more often as required:

     a. Stock components are removed from the Index if they are no longer ranked number one for Timeliness on a quarterly basis, or more often as required.

     b. Component replacements are chosen from the top ranking stocks using the above methodology.

About Value Line, Inc.

Value Line is one of the nation's most respected investment research firms. Value Line furnishes investment advisory services to private and institutional accounts with combined assets of approximately $3 billion. The Value Line Index provides access to this same knowledge and same resources.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks hereunder for other risk factors.

     Market Trading Risk

     Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Value Line Index.

     Market Risk

     PowerShares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

     Non-Correlation Risk

     The Fund's return may not match the return of the Value Line Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Value Line Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Value Line Index.

     The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Value Line Index, as would be the case if it purchased all of the stocks in the Value Line Index, with the same weightings as the Value Line Index.

     Replication Management Risk

     Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Value Line Index.

     Small and Medium-Sized Company Risk

     Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.


     The Fund's shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HOW THE FUND HAS PERFORMED

     The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

--------------------------------------------------------------------------------
Shareholder Transaction Expenses
(fees paid directly from your investments)
Purchases in Subscription Offering                                        2.00%*
--------------------------------------------------------------------------------
Purchases Subsequent to Subscription Offering(2,3)                        None**
--------------------------------------------------------------------------------
*  See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering"
   discussion below.
--------------------------------------------------------------------------------
** See Creation Transaction Fees and Redemption Transaction Fees
   discussion below.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund's assets)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Management Fees
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(5)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Gross Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements(6)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------
-----------------

1. The Fund had not commenced operations as of the date of this prospectus. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

2. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction. This variable fee is not an expense of the Fund and does not impact the Fund's expense ratio.

4.   Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to . However, no such fee is currently charged to the Fund.

6. Pursuant to the Management Agreement with the Fund, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding of average net assets per year, at least until April 30, 2006.

EXAMPLE

     This Example is intended to help you compare the cost of investing in PowerShares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

 1 Year                                                                  3 Years
--------------------------------------------------------------------------------


            CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

     The Fund issues and redeems Shares at net asset value ("NAV") only in large blocks of 50,000 shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation, was $______ .. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $______ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $______ if the Creation Unit is redeemed after one year, and $______ if the Creation Unit is redeemed after three years.

     If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction.

     The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio or the overall cost to investors.




--------
* See "Creations and Redemptions" later in this Prospectus.

           POWERSHARES WILDER ALTERNATIVE POWER TECHNOLOGIES PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses,) of an equity index called the WilderHill Clean Energy Index (the "Clean Energy Index" or "Index"), a product of WilderShares LLC.

Principal Investment Strategies

The Adviser will seek to match the performance of the Clean Energy Index. The Clean Energy Index is comprised of companies which are publicly traded in the United States and engaged in a business or businesses which the Clean Energy Index Selection Committee believes stands to benefit substantially from a societal transition toward use of cleaner energy and conservation. Stocks are selected based on expert evaluation by the Clean Energy Index Selection Committee. The list of component stocks is reviewed quarterly, or more often, at the discretion of the Selection Committee.

Companies selected for the Clean Energy Index include those that focus on technologies for utilization of greener more-renewable sources of energy. These technologies include those for renewable energy harvesting or production, energy conversion, energy storage, pollution prevention, and improvements in energy efficiency, power delivery, energy conservation and monitoring of energy information.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Clean Energy Index. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Clean Energy Index; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Clean Energy Index in proportion to their weightings in the Clean Energy Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Clean Energy Index as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Clean Energy Index, purchase securities not in the Clean Energy Index which the Adviser believes are appropriate to substitute for certain securities in the Clean Energy Index, or utilize various combinations of other available investment techniques, in seeking to track accurately the Clean Energy Index. The Fund may sell stocks that are represented in the Clean Energy Index, in anticipation of their removal from the Clean Energy Index or purchase stocks not represented in the Clean Energy Index in anticipation of their addition to the Clean Energy Index.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Clean Energy Index.

Index Construction

(1) The Clean Energy Index uses modified equal dollar weighting. No single stock may exceed 3% of the total Clean Energy Index weight.

(2) For a stock to be included in the selection universe, a company must be identified as one which has a significant exposure to clean energy, or contribute to the advancement of clean energy, or is important to the development of clean energy.

     o Companies in the Clean Energy Index generally (i) help prevent pollutants such as carbon dioxide, nitrous oxide, sulfur oxide and hydrogen gas or particulates--and avoid carbon or contaminants that harm oceans, land, air, or ecosystems structure, (ii) work to further renewable energy efforts and do so in ecologically and economically sensible ways and (iii) incorporate the precautionary principles into their pollution prevention and clean energy efforts.

     o Companies under the Clean Energy Index stocks generally will not have their majority interests in the highest-carbon fuels: oil or coal.

     o Large companies with interests outside clean energy may be included if they are significant to this sector.

(3) Market capitalization for the majority of Clean Energy Index stocks is $200 million and above. To account for notable but smaller companies sometimes significant to the clean energy field, a minority of Clean Energy Index stocks may have market capitalizations between $50 million and $200 million.

(4)  To be eligible for the Clean Energy Index, a stock must have:

     i.   three-month average market capitalization of at least $50 million;

     ii. three-month average closing price above $1.00 if not currently in Index; and

     iii. sufficient trading activity to pass liquidity tests for an open end fund.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Clean Energy Index.

The Clean Energy Index is currently comprised of companies focused on the following areas:

Renewable Energy Supplies - Harvesting: These are manufacturers relevant to green energy such as the makers of turbines and rotors used for wind power, makers of solar photovoltaic panels, and makers of biofuels derived from renewable vegetable crops as examples. These renewable methods supply desired electrical power directly where needed--or this 'green' power could be stored as a clean fuel like hydrogen. Wind, solar biofuels, hydro and waste to energy notably carry less burden of pollution, and renewable sources allow Distributed Generation that makes power closer to need. Retailers of clean energy systems are included.

Energy Storage: This wide-ranging category includes hydrogen storage by compression, hydrides or other means. Advanced batteries hold energy in familiar ways, while flywheels make use of momentum and spinning at high speeds to store energy. Supercapacitors build and then release large amounts of power very quickly. Because most renewable power is not 'firm' meaning not always on--like solar power that works only by day, or wind power just at windy times--joining renewable power with energy storage systems often makes sense.

Hydrogen Production: In the future hydrogen--a gas that's the lightest and most abundant element--may become an 'energy carrier' by moving power made one place to where helpfully it is needed. For instance sun or wind power might be used to convert water into hydrogen, to power personal electronics, homes, cities, cars, etc. Hydrogen used in fuel cells, or modified engines may offer an elegant energy path that prevents pollution while becoming better than fossil fuels to boot. However, there are numerous daunting technical challenges including the lack of a hydrogen infrastructure and very high cost. Hydrogen and fuel cells are in only early technical development, not widely commercialized for energy systems, and are still far more costly than fossil fuels in practice. Presently, nearly all the industrial hydrogen comes from natural gas; smaller systems are emerging to potentially create fuel by electrolysis of water.

Energy Conversion: These are devices that convert fuels such as hydrogen, to electrical power wherever needed. For instance, fuel cells are electrochemical devices that can directly convert a fuel like hydrogen plus air--to desired electricity. They are much more efficient and far cleaner than the combustion engines that burn fossil fuels. They are also fundamentally different from combustion engines of the recent past, with the fuel cell 'stacks' and the Balance of Plant involving specific components and materials. Alternatively, cleaner combustion can utilize fuels like hydrogen or biofuels, but in a combustion engine that is much less polluting. Energy conversion is critical--but depends on having clean fuels such as hydrogen or liquid biofuels.

Cleaner Utilities: Among utilities in the United States are several explicitly emphasizing cleaner methods of making electric power including wind, solar, biogas, geothermal, hydro and others that can prevent pollution, while also ensuring greater price stability for the consumer. Unlike conventional plants, the price of renewable energy--though still costly--is widely declining. Should pollution such as from coal or oil be seen as more significant, or traditional fuel supplies be constrained or interrupted and prices rise--these alternative, independent, and renewable approaches to producing utility power to the grid can become increasingly relevant.

Power Delivery and Conservation: Of importance in clean energy systems are the electronics needed to smooth power outputs, convert DC to AC and match power loads to output. This includes inverters and equipment for power conditioning, and in transport, hybrid and potential fuel cell vehicles need power management to switch between running gear and follow loads. Superconductors made of exotic materials might allow power to be delivered efficiently over large distances. For computers, uninterruptible power may be desired combining storage with conditioning. Notably products for energy efficiency and conservation broadly conceived are included. This includes various end-use improvements such as appliance makers designing exceptionally energy efficient goods, or products curtailing need for power for in the first place.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks hereunder for other risk factors.

     Market Trading Risk

     Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Clean Energy Index.

     Market Risk

     PowerShares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

     Non-Correlation Risk

     The Fund's return may not match the return of the Clean Energy Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Clean Energy Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Clean Energy Index.

     The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Clean Energy Index, as would be the case if it purchased all of the stocks in the Clean Energy Index with the same weightings as the Clean Energy Index.

     Replication Management Risk

     Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Clean Energy Index.

     Alternative Power Industry Concentration

     The alternative power industry can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. Further, the alternative power industry can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies and specific expenditures for cleanup efforts, and can be subject to risks associated with hazardous materials. The power industry can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. The industry also can be significantly affected by the supply of and demand for specific products or services, the supply of and demand for oil and gas, the price of oil and gas, production spending, government regulation, world events and economic conditions.

     Shares in the companies involved in alternative power and power technology sectors have been significantly more volatile than shares of companies operating in other more established industries. Certain valuation methods currently used to value companies involved in the alternative power and power technology sectors, particularly those companies that have not yet traded profitably, have not been in widespread use for a significant period of time. As a result, the use of these valuation methods may serve to increase further the volatility of certain alternative power and power technology company share prices.

     The alternative power and power technology sectors are relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.

     Changes in U.S., European and other governments' policies towards alternative power and power technology also may have an adverse effect on the Fund's performance.

     The Fund may invest in the shares of companies with a limited operating history, some of which may never have traded profitably. Investment in young companies with a short operating history is generally riskier than investment in companies with a longer operating history.

     The Fund, being composed of securities issued by companies operating in a limited number of industries, will carry greater risk and may be more volatile than a portfolio composed of securities issued by companies operating in a wide variety of different industries.

     The price of crude oil, natural gas, electricity produced from traditional hydro power and that generated from nuclear power and possibly other as yet undiscovered energy sources could potentially have a negative impact on the competitiveness of renewable energies.

     Issuer-Specific Changes

     The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

     In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

     Small and Medium-Sized Company Risk

     Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

--------------------------------------------------------------------------------
Shareholder Transaction Expenses
(fees paid directly from your investments)
Purchases in Subscription Offering                                        2.00%*
--------------------------------------------------------------------------------
Purchases Subsequent to Subscription Offering(2,3)                        None**
--------------------------------------------------------------------------------
*  See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering"
   discussion below.
--------------------------------------------------------------------------------
** See Creation Transaction Fees and Redemption Transaction Fees
   discussion below.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund's assets)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Management Fees
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(5)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Gross Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements(6)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------


-----------------

1. The Fund had not commenced operations as of the date of this prospectus. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

2. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction. This variable fee is not an expense of the Fund and does not impact the Fund's expense ratio.

4.   Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to _____. However, no such fee is currently charged to the Fund.

6. Pursuant to the Management Agreement with the Fund, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding ______ of average net assets per year, at least until April 30, 2006.

EXAMPLE

This Example is intended to help you compare the cost of investing in PowerShares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

 1 Year                                                                  3 Years
--------------------------------------------------------------------------------


            CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at net asset value ("NAV") only in large blocks of 50,000 shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation, was $______ .. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $______ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $______ if the Creation Unit is redeemed after one year, and $______ if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio or the overall cost to investors.





-----------------

* See "Creations and Redemptions" later in this Prospectus.

                   POWERSHARES ZACKS RANK LARGE CAP PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Zacks Rank Large Cap Index (the "Zacks Index" or the "Index").

Principal Investment Strategies

The Adviser will seek to match the performance of the Zacks Index. The Zacks Index is comprised of 150 U.S. large cap stocks selected principally on the basis of their capital appreciation potential as identified by Zacks (the "Index Provider") pursuant to Zacks' proprietary approach.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Zacks Index. The Adviser seeks a correlation of
0.95 or better between the Fund's performance and the performance of the Zacks Index; a figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the stocks comprising the Zacks Index in proportion to their weightings in the Zacks Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Zacks Index as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Zacks Index, purchase securities not in the Zacks Index which the Adviser believes are appropriate to substitute for certain securities in the Zacks Index, or utilize various combinations of other available investment techniques, in seeking to track accurately the Zacks Index. The Fund may sell stocks that are represented in the Zacks Index, in anticipation of their removal from the Zacks Index or purchase stocks not represented in the Zacks Index in anticipation of their addition to the Zacks Index.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Zacks Index.

Index Methodology

The Zacks Index selection methodology is designed to identify companies with potentially superior risk-return profiles as determined by Zacks. The objective of the Index is to actively represent a group of large cap stocks, which have the potential to outperform both the S&P 500 Index and professional large cap asset managers.

The selection methodology looks beyond growth and value characterizations to focus on a stock's absolute return potential. The methodology evaluates and selects stocks from a large cap universe using proprietary Zacks techniques, including the well-known Zacks Rank. The Zacks Rank is an institutionally recognized stock scoring system that has been provided by Zacks since 1982.

The Index constituent selection methodology utilizes the Zacks Rank as a core component in determining each stock's overall risk-return profile. The Zacks Index is adjusted quarterly, or as required, to assure timely stock selections.

The Zacks Rank, developed in 1978, is a proprietary quantitative stock-ranking model based on the pattern of analyst earnings estimate revisions. Through years of quantitative study and practical application, Zacks believes that the changes that analysts make today to their earnings estimates are a strong and accurate predictor of future stock performance. To accurately calculate the proprietary quantitative rankings, each week Zacks records 25,000 earnings estimate revision and changes produced by 4,000 research analysts as well as processing over 500,000 pages of research annually.

Index Construction


(1) The Zacks Index is comprised of the 150 highest-ranking stocks chosen from a universe of the 1000 largest U.S. companies based on market capitalization.

(2) The 1000 largest U.S. companies are evaluated for investment merit using a quantitative selection methodology proprietary to Zacks Investment Management. Each company is ranked using a quantitative methodology and sorted from highest to lowest within the 1000 stock universe.

(3) The 150 highest-ranking companies are chosen and receive an equal weighting.

(4)  This process is repeated quarterly or more often as required.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Zacks Index.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks hereunder for other risk factors.

     Market Trading Risk

     Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Zacks Index.

     Market Risk

     PowerShares are subject to market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

     Non-Correlation Risk

     The Fund's return may not match the return of the Zacks Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Zacks Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Zacks Index.

     The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Zacks Index, as would be the case if it purchased all of the stocks in the Zacks Index, with the same weightings as the Zacks Index.

     Replication Management Risk

     Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Zacks Index.

     Large-Sized Company Risk

     Returns on investments of large U.S. companies could trail the returns on investments in stocks of smaller companies.

THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

HOW THE FUND HAS PERFORMED

The Fund has not yet commenced operations and therefore does not have a performance history.

WHAT ARE THE COSTS OF INVESTING?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.(1)

--------------------------------------------------------------------------------
Shareholder Transaction Expenses
(fees paid directly from your investments)
Purchases in Subscription Offering                                        2.00%*
--------------------------------------------------------------------------------
Purchases Subsequent to Subscription Offering(2,3)                        None**
--------------------------------------------------------------------------------
*  See "HOW TO BUY AND SELL SHARES -- Initial Subscription Offering"
   discussion below.
--------------------------------------------------------------------------------
** See Creation Transaction Fees and Redemption Transaction Fees
   discussion below.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annual Fund Operating Expenses(4)
(expenses that are deducted from the Fund's assets)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Management Fees
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees(5)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Gross Annual Fund Operating Expenses
--------------------------------------------------------------------------------
Fee Waivers and Expense Reimbursements(6)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Net Annual Fund Operating Expenses
--------------------------------------------------------------------------------


-----------------

1. The Fund had not commenced operations as of the date of this prospectus. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the fiscal year ending April 30, 2005.

2. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

3. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction. This variable fee is not an expense of the Fund and does not impact the Fund's expense ratio.

4.   Expressed as a percentage of average net assets.

5. The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear an annual 12b-1 fee of up to ______ . However, no such fee is currently charged to the Fund.

6. Pursuant to the Management Agreement with the Fund, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding ______ of average net assets per year, at least until April 30, 2006.

EXAMPLE

This Example is intended to help you compare the cost of investing in PowerShares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

 1 Year                                                                  3 Years
--------------------------------------------------------------------------------


            CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay the Fund a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation, was $______ . An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $_____ and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $_____ if the Creation Unit is redeemed after one year, and $_____ if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the Authorized Participant making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio or the overall cost to investors.





-----------------

* See "Creations and Redemptions" later in this Prospectus.

ADDITIONAL INVESTMENT STRATEGIES

Each Fund will normally invest at least 90% of its total assets in component securities that comprise its respective Underlying Intellidex or Index. Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940, as amended (the "1940 Act"), or exemptions therefrom), in convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in options and futures contracts. Options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective Underlying Intellidex or Index, and in managing cash flows. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Adviser anticipates that it may take approximately three Business Days for additions and deletions to each Fund's Underlying Intellidex or Index to be reflected in the portfolio composition of each Fund.

The investment objective of each Fund is a fundamental policy that may be changed only with shareholder approval. Each of the other policies described herein constitutes a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval. Certain other fundamental policies of the Trust are set forth in the Statement of Additional Information under "Investment Restrictions."

Borrowing Money

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Securities Lending

Each Fund may lend its portfolio securities. In connection with such loans, each Fund receives liquid collateral equal to at least 105% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

ADDITIONAL RISKS

Trading Issues

Trading in Shares on the Amex may be halted due to market conditions or for reasons that, in the view of the Amex, make trading in Shares inadvisable. In addition, trading in Shares on the Amex is subject to trading halts caused by extraordinary market volatility pursuant to the Amex "circuit breaker" rules. There can be no assurance that the requirements of the Amex necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

Fluctuation of Net Asset Value

The net asset value of a Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for Shares on the Amex. The Adviser cannot predict whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of a Fund's Underlying Intellidex or Index trading individually or in the aggregate at any point in time. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained.

Portfolio Turnover

Each Fund may engage in active and frequent trading of its portfolio securities. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (over 100%) could result in high brokerage costs. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund's shareholders, the Fund will seek to utilize the creation and redemption in kind mechanism to minimize capital gains.

Securities Lending

Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the
Fund). In addition, a Fund will bear the risk of loss of any cash collateral that it invests.

MANAGEMENT OF THE FUNDS

PowerShares Capital Management LLC has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs, and providing certain clerical, bookkeeping and other administrative services. The Funds' principal portfolio manager is John W. Southard Jr., CFA, MBA.

Mr. Southard is a Managing Director at the Adviser, and has been with the firm since its inception. Prior to his current position, he was a Senior Equity Analyst at Charles A. Schwab & Company Securities. Prior to his work at Charles
A. Schwab & Company Securities, Mr. Southard was a portfolio manager and equity analyst at First Trust Portfolios LP (formerly, "Nike Securities LP").

The Adviser will receive fees from each Fund equal to ______ of the Fund's average daily net assets.

Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, paying for licensing fees related to the Investment Style Intellidexes, any distribution fees or expenses, offering fees or expenses and extraordinary expenses. Pursuant to the Management Agreement, with respect to each Fund included in this Prospectus until at least April 30, 2006, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions offering expenses, licensing fees and other trading expenses, taxes, and extraordinary expenses) from exceeding _________ of average daily net assets.

The Adviser is located at the Wheaton Oaks Professional Building, 855 West Prairie Avenue, Wheaton, Illinois 60187.

HOW TO BUY AND SELL SHARES

"The Subscription Offering"

Subject to receipt of appropriate regulatory assurances or relief, the Funds will initially offer their Shares in a Subscription Offering beginning ______ and ending at ______ 4:00 pm (the "Closing Date.").* During the Subscription Offering,______ and securities dealers that have entered into agreements with ______ ("Eligible Dealers") will solicit subscriptions. The purchase price for Shares purchased by subscribers during the Subscription Offering will be $10.00 per share plus a sales charge of up to 2% thereon. The minimum dollar investment will be $1,000 plus a sales charge determined in accordance with the following schedule: [Schedule to be furnished]. Orders must be placed through ________ or an Eligible Dealer. The Fund will not accept orders directly from investors during the Subscription Offering.

On the business day following the Closing Date: (i) the proceeds of the Subscription Offering will be transferred to the Funds; (ii) the Shares will be issued and listed on the Amex; (iii) the Transfer Agent will be instructed to transfer the appropriate number of Shares to ______ and Eligible Dealers, as applicable, and (iv) the Funds will commence investment operations. The Shares issued in connection with the Subscription Offering will be issued at $10.00 per Share.*

The Continuous Offering

Apart from Shares issued in connection with the Subscription Offering, Shares will be issued or redeemed by the Funds at net asset value per share only in Creation Unit size. The purchase price for the shares will be $10.00 per share plus a sales charge of up to 2% theron. See "Creations, Redemptions and Transaction Fees."

Subsequent to the Closing of the Initial Subscription Offering, most investors will buy and sell Shares of the Funds in secondary market transactions through brokers. Shares of the Funds will be listed for trading on the secondary market on the Amex. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "oddlots," at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. PowerShares trade under:

Fund                                                         Amex Trading Symbol
----                                                         -------------------
Dynamic Large Cap Growth Portfolio                                   PWB
Dynamic Large Cap Value Portfolio                                    PWV
Dynamic Mid Cap Growth Portfolio                                     PWJ
Dynamic Mid Cap Value Portfolio                                      PWP
Dynamic Small Cap Growth Portfolio                                   PWT
Dynamic Small Cap Value Portfolio                                    PWY
Dynamic Aerospace & Defense Portfolio                               _____
Dynamic Biotechnology & Genome Portfolio                            _____
Dynamic Brand Name Products Portfolio                               _____
Dynamic Consumer Electronics Portfolio                              _____
Dynamic Food & Beverage Portfolio                                   _____
Dynamic Hardware Portfolio                                          _____
Dynamic Internet Software & Services Portfolio                      _____
Dynamic Leisure and Entertainment Portfolio                         _____
Dynamic Media Portfolio                                             _____
Dynamic Networking Portfolio                                        _____
Dynamic Pharmaceuticals Portfolio                                   _____
Dynamic Semiconductors Portfolio                                    _____
Dynamic Software Portfolio                                          _____
Dynamic Telecommunications Services Portfolio                       _____
Dynamic Wireless Portfolio                                          _____
Halter Golden Dragon China Portfolio                                _____
High Yield Equity Dividend Achievers Portfolio                      _____
Value Line #1 Timeliness and Safety Portfolio
Wilder Alternative Power Technologies Portfolio                     _____
Zacks Rank Large Cap Portfolio                                      _____

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units of 50,000 Shares, as discussed in the "Creations and Redemptions" section, below.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. Depository Trust Company ("DTC") or its nominee, is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of each Fund on the Amex may differ from that Fund's daily net asset value and can be affected by market forces of supply and demand, economic conditions and other factors.

The Amex intends to disseminate the approximate value of Shares of each Fund every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchase and redemption of Creation Units. For more detailed information see "PURCHASE AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.

Purchase

In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the relevant Fund's Underlying Intellidex or Index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund's custodian through the facilities of the National Securities Clearing Corporation, commonly referred to as NSCC, immediately prior to the opening of business each day of the Amex. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through either (i) a "Participating Party" i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the "Clearing Process") or (ii) a participant of the Depositary Trust Company ("DTC Participant") that has entered into an agreement with the principal underwriter and the transfer agent, with respect to purchases and redemptions of Creation Units ("Authorized Participant"). All orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on the Amex (ordinarily 4:00 p.m., New York time) ("Closing Time") in order to receive that day's closing net asset value per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the principal underwriter no later than 3:00 p.m., New York time. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason. See "PURCHASE AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.

A fixed creation transaction fee of $500 (the "Creation Transaction Fee") is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See "PURCHASE AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information. The price for each Creation Unit will equal the daily net asset value per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any Transfer Taxes.

Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See "PURCHASE AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.

Legal Restrictions on Transactions in Certain Stocks

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at the Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "PURCHASE AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.

Redemption

The Fund's custodian makes available immediately prior to the opening of business each day of the Amex, through the facilities of the NSCC, the list of the names and the numbers of shares of each Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for a particular Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the net asset value of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the net asset value of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder. For more details, see "PURCHASE AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.

An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the Amex (ordinarily 4:00 p.m.) in order to receive that day's closing net asset value per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. New York time.

A fixed redemption transaction fee of $500 (the "Redemption Transaction Fee") is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, each Fund may, in its discretion, reject any such request. See "PURCHASE AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.

Legal Restrictions on Transactions in Certain Stocks

An investor subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends from net investment income, if any, are declared and paid quarterly. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

     o    Your Fund makes distributions,

     o    You sell your Shares listed on the American Stock Exchange and

     o    You purchase or redeem Creation Units

Taxes On Distributions

In the case of the Funds described in this prospectus, dividends from net investment income, if any, are declared and paid quarterly. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, your Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number. The backup withholding rate is currently 28%.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws.

DISTRIBUTION PLAN

_________________, will serve as principal underwriter for the Shares during the Subscription Offering.

ALPS Distributors, Inc. serves as the Distributor of Creation Units for the Fund during the Continuous Offering on an agency basis. The Distributor does not maintain a secondary market in Shares.

The Board of Trustees of the Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to ___________ of its average daily net assets each year for certain distribution-related activities.

No 12b-1 fees are currently charged to any Fund, and there are no plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of the Fund's assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NET ASSET VALUE

The Bank of New York Company, Inc. ("BONY") calculates each Fund's NAV at the close of regular trading (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity securities are valued at the last sales price that day or in the case of the NASDAQ, at the NASDAQ official closing price. When price quotes are not readily available, securities will be valued at fair value.

FUND SERVICE PROVIDERS

BONY is the administrator, custodian, fund accounting and transfer agent for each Fund. Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, serves as legal counsel to the Funds.

PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036, serves as independent auditors of the Funds. The independent auditors are responsible for auditing the annual financial statements of the Funds.

INTELLIDEX & INDEX PROVIDERS

The Amex is the Intellidex Provider for certain of the Funds. The Intellidex Provider is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with the Intellidex Provider to use the Intellidexes. The Adviser, in turn, is granting sublicensee rights at no charge to the Trust to use the Intellidex.

The Amex develops, calculates, and maintains its own proprietary indices, and serves as the calculation agent for third-party indices. Amex publishes index values to market data vendors through the facilities of the Consolidated Tape Association's Network B. The more than 200 index values currently calculated by the Amex are used as benchmarks, or to support the trading of Exchange Traded Funds, Index Options, and other Structured Products listed on the Amex. Index changes (additions, deletions, share changes, price adjustments, rebalances, etc.) are announced by the Amex as early as practicable prior to the effectiveness of the change or scheduled event -- these announcements are currently available on the Index Daily List on http://www.amextrader.com.

Halter Financial is the Index Provider for the Halter Golden Dragon China Portfolio. Halter Financial is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with Halter Financial to use the USX China Index. The Adviser, in turn, is granting sublicensee rights at no charge to the Trust to use the USX China Index.

Mergent Inc. is the Index Provider for the High Yield Equity Dividend Achievers Portfolio. Mergent Inc. is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with Mergent Inc. to use the Dividend Achievers(TM) 50 Index. The Adviser, in turn, is granting sublicensee rights at no charge to the Trust to use the Dividend Achievers(TM) 50 Index.

Value Line, Inc. is the Index Provider for the Value Line #1 Timeliness and Safety Portfolio. Value Line, Inc. is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with Value Line, Inc. to use the Value Line #1 Timeliness and Safety Index. The Adviser, in turn, is granting sublicensee rights at no charge to the Trust to use the Value Line #1 Timeliness and Safety Index.

WilderShares LLC is the Index Provider for the Wilder Alternative Power Technologies Portfolio. WilderShares LLC is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with WilderShares LLC to use the WilderHill Clean Energy Index. The Adviser, in turn, is granting sublicensee rights at no charge to the Trust to use the WilderHill Clean Energy Index.

Zacks Investment Research is the Index Provider for the Zacks Rank Large Cap Portfolio. Zacks Investment Research is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with Zacks Investment Research to use the Zacks Rank Large Cap Index. The Adviser, in turn, is granting sublicensee rights at no charge to the Trust to use the Zacks Rank Large Cap Index.

DISCLAIMERS

The "Dynamic Large Cap Growth Intellidex(SM)", "Dynamic Large Cap Value Intellidex(SM)", "Dynamic Mid Cap Growth Intellidex(SM)", "Dynamic Mid Cap Value Intellidex(SM)", "Dynamic Small Cap Growth Intellidex(SM)" , "Dynamic Small Cap Value Intellidex(SM)", "Dynamic Aerospace & Defense Intellidex(SM)", "Dynamic Biotechnology & Genome Intellidex(SM)", "Dynamic Brand Name Products Intellidex(SM)", "Dynamic Consumer Electronics Intellidex(SM)", "Dynamic Food & Beverage Intellidex(SM)", "Dynamic Hardware Intellidex(SM)", "Dynamic Internet Software & Services Intellidex(SM)", "Dynamic Leisure and Entertainment Intellidex(SM)", "Dynamic Media Intellidex(SM)", "Dynamic Networking Intellidex(SM)", "Dynamic Pharmaceuticals Intellidex(SM)", "Dynamic Semiconductors Intellidex(SM)", "Dynamic Software Intellidex(SM)", "Dynamic Telecommunications Services Intellidex(SM)" and "Dynamic Wireless Intellidex(SM)" are trademarks of the Amex and have been licensed for use for certain purposes by the Adviser. The "USX China Index" is a trademark of Halter Financial and has been licensed for use for certain purposes by the Adviser. The "Dividend Achievers(TM) 50 Index" is a trademark of Mergent Inc. and has been licensed for use for certain purposes by the Adviser. The "Value Line #1 Timeliness and Safety Index " is a trademark of Value Line, Inc. and has been licensed for use for certain purposes by the Adviser. The "WilderHill Clean Energy Index" is a trademark of WilderShares LLC and has been licensed for use for certain purposes by the Adviser. The "Zacks Rank Large Cap Index" is a trademark of Zacks Investment Research and has been licensed for use for certain purposes by the Adviser. Set forth below is a list of each Fund and the underlying index upon which it is based:



------------------------------------------------------------ ---------------------------------------------------------
FUND                                                         UNDERLYING INTELLIDEX OR INDEX
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
PowerShares Dynamic Market Portfolio                         Dynamic Market Intellidex(SM)
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
PowerShares Dynamic OTC Portfolio                            Dynamic OTC Intellidex(SM)
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
PowerShares Dynamic Large Cap Growth Portfolio               Dynamic Large Cap Growth Intellidex(SM)
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
PowerShares Dynamic Large Cap Value Portfolio                Dynamic Large Cap Value Intellidex(SM)
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
PowerShares Dynamic Mid Cap Growth Portfolio                 Dynamic Mid Cap Growth Intellidex(SM)
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
PowerShares Dynamic Mid Cap Value Portfolio                  Dynamic Mid Cap Value Intellidex(SM)
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
PowerShares Dynamic Small Cap Growth Portfolio               Dynamic Small Cap Growth Intellidex(SM)
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
PowerShares Dynamic Small Cap Value Portfolio                Dynamic Small Cap Value Intellidex(SM)
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
PowerShares Dynamic Aerospace & Defense Portfolio            Dynamic Aerospace & Defense Intellidex(SM)
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
PowerShares Dynamic Biotechnology & Genome Portfolio         Dynamic Biotechnology & Genome Intellidex(SM)
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
PowerShares Dynamic Brand Name Products Portfolio            Dynamic Brand Name Products Intellidex(SM)
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
PowerShares Dynamic Consumer Electronics Portfolio           Dynamic Consumer Electronics Intellidex(SM)
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
PowerShares Dynamic Food & Beverage Portfolio                Dynamic Food & Beverage Intellidex(SM)
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
PowerShares Dynamic Hardware Portfolio                       Dynamic Hardware Intellidex(SM)
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
PowerShares Dynamic Internet Software & Services Portfolio   Dynamic Internet Software & Services Intellidex(SM)
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
PowerShares Dynamic Leisure and Entertainment Portfolio      Dynamic Leisure and Entertainment Intellidex(SM)
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
PowerShares Dynamic Media Portfolio                          Dynamic Media Intellidex(SM)
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
PowerShares Dynamic Networking Portfolio                     Dynamic Networking Intellidex(SM)
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
PowerShares Dynamic Pharmaceuticals Portfolio                Dynamic Pharmaceuticals Intellidex(SM)
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
PowerShares Dynamic Semiconductors Portfolio                 Dynamic Semiconductors Intellidex(SM)
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
PowerShares Dynamic Software Portfolio                       Dynamic Software Intellidex(SM)
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
PowerShares Dynamic Telecommunications Services Portfolio    Dynamic Telecommunications Services Intellidex(SM)
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
PowerShares Dynamic Wireless Portfolio                       Dynamic Wireless Intellidex(SM)
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
PowerShares Halter Golden Dragon China Portfolio             USX China Index
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
PowerShares High Yield Equity Dividend Achievers Portfolio   Dividend Achievers(TM) 50 Index
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
PowerShares Value Line #1 Timeliness and Safety Portfolio    Value Line #1 Timeliness and Safety Index
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
PowerShares Wilder Alternative Power Technologies Portfolio  WilderHill Clean Energy Index
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
PowerShares Zacks Rank Large Cap Portfolio                   Zacks Rank Large Cap Index
------------------------------------------------------------ ---------------------------------------------------------


--------------------------------------------------------------------------------

None of the Funds is sponsored, endorsed, sold or promoted by the Amex, Halter Financial, Mergent Inc., Value Line, Inc., WilderShares LLC or Zacks Investment Research and neither the Amex, Halter Financial, Mergent Inc., Value Line, Inc., WilderShares LLC nor Zacks Investment Research makes any representation regarding the advisability of investing in Shares of these Funds.

The Amex makes no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in securities generally or in Shares particularly. As the Intellidex Provider, the Amex's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain trademarks and trade names of the Amex, the Dynamic Large Cap Growth Intellidex(SM), Dynamic Large Cap Value Intellidex(SM), Dynamic Mid Cap Growth Intellidex(SM), Dynamic Mid Cap Value Intellidex(SM), Dynamic Small Cap Growth Intellidex(SM), Dynamic Small Cap Value Intellidex(SM), Dynamic Aerospace & Defense Intellidex(SM), Dynamic Biotechnology & Genome Intellidex(SM), Dynamic Brand Name Products Intellidex(SM), Dynamic Consumer Electronics Intellidex(SM), Dynamic Food & Beverage Intellidex(SM), Dynamic Hardware Intellidex(SM), Dynamic Internet Software & Services Intellidex(SM), Dynamic Leisure and Entertainment Intellidex(SM), Dynamic Media Intellidex(SM), Dynamic Networking Intellidex(SM), Dynamic Pharmaceuticals Intellidex(SM), Dynamic Semiconductors Intellidex(SM), Dynamic Software Intellidex(SM), Dynamic Telecommunications Services Intellidex(SM) and Dynamic Wireless Intellidex(SM). In addition, the Amex acts as the exchange on which the shares are traded. The Underlying Intellidexes are selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. The Amex has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Indices. The Amex is not responsible for and has not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. The Amex has no obligation or liability in connection with the administration of the Trust, or marketing of the Shares. The Amex does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and the Amex shall have no liability for any errors, omissions, or interruptions therein. The Amex makes no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares, or any other person or entity, from the use of the Underlying Intellidexes or any data included therein. The Amex makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Intellidexes or any data included therein, the Funds, the Trust or the Shares. Without limiting any of the foregoing, in no event shall the Amex have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Underlying Intellidexes or any data included therein, the Funds, the Trust or the Shares, even if notified of the possibility of such damages.

Halter Financial's ("Halter Financial") only relationship to PowerShares is Halter Financial's licensing to PowerShares certain Halter Financial] trademarks, Indexes and tradenames which are composed by Halter Financial without regard to PowerShares, this product or any investor.

Mergent Inc.'s ("Mergent") only relationship to PowerShares is Mergent's licensing to PowerShares certain Mergent trademarks, Indexes and tradenames which are composed by Mergent without regard to PowerShares, this product or any investor.

Value Line, Inc.'s ("Value Line, Inc.") only relationship to PowerShares is Value Line, Inc.'s licensing to PowerShares certain Value Line, Inc.trademarks, Indexes and tradenames which are composed by Value Line, Inc. without regard to PowerShares, this product or any investor.

WilderShares LLC's ("Wilder") only relationship to PowerShares is Wilder's licensing to PowerShares certain Wilder trademarks, Indexes and tradenames which are composed by Wilder without regard to PowerShares, this product or any investor.

Zacks Investment Research's ("Zacks") only relationship to PowerShares is Zacks's licensing to PowerShares certain Zacks trademarks, Indexes and tradenames which are composed by Zacks without regard to PowerShares, this product or any investor.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Intellidexes or Indexes or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds, or any other person or entity from the use of the Underlying Intellidexes or Indexes or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Intellidexes or Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Intellidexes or Indexes, even if notified of the possibility of such damages.

OTHER INFORMATION

For purposes of the 1940 Act, each Fund is a registered investment company and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act.

Continuous Offering

The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a "distribution", as such term is used in the Securities Act of 1933, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the American Stock Exchange is satisfied by the fact that the prospectus is available at the American Stock Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

For more detailed information on the Trust, the Funds and Shares, you may request a copy of the Trust's Statement of Additional Information ("SAI"). The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus. If you have questions about the Funds or Shares or you wish to obtain the SAI free of charge, please:

          Call:

                  ALPS Distributors, Inc. at 1-800-THE-AMEX (843-2639)

                  Monday through Friday

                  8:00 a.m. to 5:00 p.m. Mountain Time

                  Write:   PowerShares Exchange-Traded Fund Trust
                           c/o ALPS Distributors, Inc.
                           1625 Broadway, Suite 2200
                           Denver, Colorado 80202

                           Visit: www.powershares.com

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:

                               publicinfo@sec.gov

or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. The Trust's registration number under the Investment Company Act of 1940 is 811-21265.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

DEALERS EFFECTING TRANSACTIONS IN THE FUNDS' SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.




-----------------

* Patent Pending





================================================================================

================================================================================


                    Investment Company Act File No. 811-21265

                     PowerShares Exchange-Traded Fund Trust

                 PowerShares Dynamic Large Cap Growth Portfolio
                  PowerShares Dynamic Large Cap Value Portfolio
                  PowerShares Dynamic Mid Cap Growth Portfolio
                   PowerShares Dynamic Mid Cap Value Portfolio
                 PowerShares Dynamic Small Cap Growth Portfolio
                  PowerShares Dynamic Small Cap Value Portfolio
                PowerShares Dynamic Aerospace & Defense Portfolio
              PowerShares Dynamic Biotechnology & Genome Portfolio
                PowerShares Dynamic Brand Name Products Portfolio
               PowerShares Dynamic Consumer Electronics Portfolio
                  PowerShares Dynamic Food & Beverage Portfolio
                     PowerShares Dynamic Hardware Portfolio
           PowerShares Dynamic Internet Software & Services Portfolio
             PowerShares Dynamic Leisure and Entertainment Portfolio
                       PowerShares Dynamic Media Portfolio
                    PowerShares Dynamic Networking Portfolio
                  PowerShares Dynamic Pharmaceuticals Portfolio
                  PowerShares Dynamic Semiconductors Portfolio
                     PowerShares Dynamic Software Portfolio
            PowerShares Dynamic Telecommunications Services Portfolio
                     PowerShares Dynamic Wireless Portfolio
                PowerShares Halter Golden Dragon China Portfolio
           PowerShares High Yield Equity Dividend Achievers Portfolio
            PowerShares Value Line #1 Timeliness and Safety Portfolio
           PowerShares Wilder Alternative Power Technologies Portfolio
                   PowerShares Zacks Rank Large Cap Portfolio


                       Statement of Additional Information

                             Dated ___________, 2004

This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus dated April 17, 2003 for the PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, and the Prospectus dated _________, 2004 for the PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Dynamic Aerospace & Defense Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Brand Name Products Portfolio, PowerShares Dynamic Consumer Electronics Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Hardware Portfolio, PowerShares Dynamic Internet Software & Services Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Telecommunications Services Portfolio, PowerShares Dynamic Wireless Portfolio, PowerShares Halter Golden Dragon China Portfolio, PowerShares High Yield Equity Dividend Achievers Portfolio, PowerShares Value Line #1

Timeliness and Safety Portfolio, PowerShares Wilder Alternative Power Technologies Portfolio and PowerShares Zacks Rank Large Cap Portfolio (each PowerShares Portfolio a "Fund," collectively, the "Funds"), each of which is a series of the PowerShares Exchange-Traded Fund Trust (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectuses, unless otherwise noted. A copy of each Prospectus may be obtained without charge by writing to the Trust's Distributor, Alps Distributors Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202.

                                Table of Contents
                                                                            Page

General Description of the Trust and the Funds.................................1

Exchange Listing and Trading...................................................4

Investment Restrictions and Policies...........................................4
   Investment Restrictions.....................................................4

Investment Policies and Risks..................................................7
      Loans of Portfolio Securities............................................7
      Repurchase Agreements....................................................7
      Reverse Repurchase Agreements............................................7
      Money Market Instruments.................................................8
      Investment Companies, REITs..............................................8
      Illiquid Securities......................................................8
      Futures and Options......................................................8
      Restrictions on the Use of Futures Contracts and Options on
        Futures Contracts......................................................9
      Swap Agreements..........................................................9

General Considerations and Risks..............................................10
      Risks of Futures and Options Transactions...............................10
      Risks of Swap Agreements................................................11

Management....................................................................11
      Investment Adviser......................................................22
      Administrator...........................................................23
      Custodian and Transfer Agent............................................24
      Distributor.............................................................24
      12b-1 Plan..............................................................24
      Aggregations............................................................24
      Index Providers.........................................................24

Brokerage Transactions........................................................27

Additional Information Concerning the Trust...................................28
      Book Entry Only System..................................................29
      DTC Acts as Securities Depository.......................................29

Creation and Redemption of Creation Unit Aggregations.........................30
      Creation................................................................30
      Deposit of Securities and Deposit or Delivery of Cash...................30
      The Cash Component......................................................30
      Procedures for Creation of Creation Unit Aggregations...................31

      Placement of Creation Orders Using Clearing Process.....................32
      Placement of Creation Orders Outside Clearing Process...................32
      Acceptance of Orders for Creation Unit Aggregations.....................33
      Creation Transaction Fee................................................34
      Redemption of Fund Shares in Creation Units Aggregations................34
      Redemption Transaction Fee..............................................35
      Placement of Redemption Orders Using Clearing Process...................35
      Placement of Redemption Orders Outside Clearing Process.................35

Taxes.........................................................................39

Federal Tax Treatment of Futures and Options Contracts........................40

Determination of NAV..........................................................40

Dividends and Distributions...................................................41
      General Policies........................................................41
      Dividend Reinvestment Service...........................................41

Miscellaneous Information.....................................................41
      Counsel.................................................................41
      Independent Auditors....................................................41

Financial Statements..........................................................42

General Description of the Trust and the Funds

     The Trust currently consists of twenty-eight investment portfolios, the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Dynamic Aerospace & Defense Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Brand Name Products Portfolio, PowerShares Dynamic Consumer Electronics Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Hardware Portfolio, PowerShares Dynamic Internet Software & Services Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Telecommunications Services Portfolio, PowerShares Dynamic Wireless Portfolio, PowerShares Halter Golden Dragon China Portfolio, PowerShares High Yield Equity Dividend Achievers Portfolio, PowerShares Value Line #1 Timeliness and Safety Portfolio, PowerShares Wilder Alternative Power Technologies Portfolio and PowerShares Zacks Rank Large Cap Portfolio (each a "Fund," collectively, the "Funds"). The Trust was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The shares of the Funds are referred to herein as "Shares".

     The investment objective of the PowerShares Dynamic Market Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Market Intellidex[sm] Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic OTC Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic OTC Intellidex[sm] Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Large Cap Growth Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Large Cap Growth Intellidex[sm] Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Large Cap Value Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Large Cap Value Intellidex[sm] Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Mid Cap Growth Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Mid Cap Growth Intellidex[sm] Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Mid Cap Value Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Mid Cap Value Intellidex[sm] Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Small Cap Growth Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Small Cap Growth Intellidex[sm] Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Small Cap Value Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Small Cap Value Intellidex[sm] Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Aerospace & Defense Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Aerospace & Defense Intellidex[sm] Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Biotechnology & Genome Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Biotechnology & Genome Intellidex[sm] Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Brand Name Products Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Brand Name Products Intellidex[sm] Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Consumer Electronics Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Consumer Electronics Intellidex[sm] Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Food & Beverage Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Food & Beverage Intellidex[sm] Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Hardware Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Hardware Intellidex[sm] Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Internet Software & Services Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Internet Software & Services Intellidex[sm] Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Leisure and Entertainment Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Leisure and Entertainment Intellidex[sm] Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Media Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Media Intellidex[sm] Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Networking Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Networking Intellidex[sm] Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Pharmaceuticals Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Pharmaceuticals Intellidex[sm] Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Semiconductors Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Semiconductors Intellidex[sm] Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Software Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Software Intellidex[sm] Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Telecommunications Services Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Telecommunications Services Intellidex[sm] Index" (the "Underlying Index").

     The investment objective of the PowerShares Dynamic Wireless Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Wireless Intellidex[sm] Index" (the "Underlying Index").

     The investment objective of the PowerShares Halter Golden Dragon China Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "USX China Index" (the "Underlying Index").

     The investment objective of the PowerShares High Yield Equity Dividend Achievers Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dividend Achievers(TM) 50 Index" (the "Underlying Index").

     The investment objective of the PowerShares Value Line #1 Timeliness and Safety Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Value Line #1 Timeliness and Safety Index" (the "Underlying Index").

     The investment objective of the PowerShares Wilder Alternative Power Technologies Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "WilderHill Clean Energy Index" (the "Underlying Index").

     The investment objective of the PowerShares Zacks Rank Large Cap Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Zacks Rank Large Cap Index" (the "Underlying Index").

     All of the Funds are managed by PowerShares Capital Management LLC (the "Adviser").

     Each Fund offers and issues Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities included in the Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The Fund Shares have been approved for listing and secondary trading on the American Stock Exchange LLC (the "AMEX"), subject to notice of issuance. Fund Shares will trade on the AMEX at market prices that may be below, at, or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 Shares. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

     The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares, although it has no current intention of doing so. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

     There can be no assurance that the requirements of the AMEX necessary to maintain the listing of Shares of the Fund will continue to be met. The AMEX may, but is not required to, remove the Shares of the Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable. The AMEX will remove the Shares of the Fund from listing and trading upon termination of such Fund.

     As in the case of other stocks traded on the AMEX, broker's commissions on transactions will be based on negotiated commission rates at customary levels.

     The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

Investment Restrictions and Policies

Investment Restrictions

     The investment objective of each of the PowerShares Dynamic Market Portfolio and the PowerShares Dynamic OTC Portfolio is to provide investment results that correspond generally to the price and yield (before each Fund's fees and expenses) of the Dynamic Market Intellidex[sm] Index and the Dynamic OTC Intellidex[sm] Index, respectively. The investment objective of each of the PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Dynamic Aerospace & Defense Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Brand Name Products Portfolio, PowerShares Dynamic Consumer Electronics Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Hardware Portfolio, PowerShares Dynamic Internet Software & Services Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Telecommunications Services Portfolio, PowerShares Dynamic Wireless Portfolio, PowerShares Halter Golden Dragon China Portfolio, PowerShares High Yield Equity Dividend Achievers Portfolio, PowerShares Value Line #1

Timeliness and Safety Portfolio, PowerShares Wilder Alternative Power Technologies Portfolio and PowerShares Zacks Rank Large Cap Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Dynamic Large Cap Growth Intellidex[sm] Index, Dynamic Large Cap Value Intellidex[sm] Index, Dynamic Mid Cap Growth Intellidex[sm] Index, Dynamic Mid Cap Value Intellidex[sm] Index, Dynamic Small Cap Growth Intellidex[sm] Index, Dynamic Small Cap Value Intellidex[sm] Index, Dynamic Aerospace & Defense Intellidex[sm] Index, Dynamic Biotechnology & Genome Intellidex[sm] Index, Dynamic Brand Name Products Intellidex[sm] Index, Dynamic Consumer Electronics Intellidex[sm] Index, Dynamic Food & Beverage Intellidex[sm] Index, Dynamic Hardware Intellidex[sm] Index, Dynamic Internet Software & Services Intellidex[sm] Index, Dynamic Leisure and Entertainment Intellidex[sm] Index, Dynamic Media Intellidex[sm] Index, Dynamic Networking Intellidex[sm] Index, Dynamic Pharmaceuticals Intellidex[sm] Index, Dynamic Semiconductors Intellidex[sm] Index, Dynamic Software Intellidex[sm] Index, Dynamic Telecommunications Services Intellidex[sm] Index, Dynamic Wireless Intellidex[sm] Index, USX China Index, Dividend Achievers(TM) 50 Index, Value Line #1 Timeliness and Safety Index, WilderHill Clean Energy Index and Zacks Rank Large Cap Index, respectively.

     The Board has adopted as fundamental policies the Funds' respective investment objectives and investment restrictions, numbered (1) through (9) below. The restriction does not apply to _________ . Each Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of the Fund:

     (1) As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed, by the U.S. Government, its agencies or instrumentalities).

     (2) As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.

     (3) Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Index concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, it agencies or instrumentalities.

     (4) Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

     (5) Act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

     (6) Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

     (7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts, or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

     (8) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

     (9)     Issue senior securities, except as permitted under the 1940 Act.

     Except for restriction (4), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.

     The foregoing fundamental investment policies cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

     The investment objective of each Fund is also a fundamental policy that cannot be changed without approval by shareholders as described in the preceding paragraph; except that, with the approval of the Board of Trustees of the Trust and without shareholder approval, a Fund can amend its investment objective to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of an index provided and maintained by a different Index Provider so long as that replacement index is otherwise substantially identical to the original Underlying Index.

     In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. Each Fund may not:

     (1) Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

     (2) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

     (3) Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

     (4) Enter into futures contracts or related options if more than 30% of the Fund's net assets would be represented by such instruments or more than 5% of the Fund's net assets would be committed to initial margin deposits and premiums on futures contracts and related options.

     (5) Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

     (6) Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund's net assets would be invested in illiquid securities.

Investment Policies and Risks

     Loans of Portfolio Securities. Each Fund may lend its investment securities to approved borrowers. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. These loans cannot exceed 33 1/3% of the Fund's total assets.

     Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust's Board of Trustees (the "Board" or the "Trustees"), so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 105% of the value of the securities loaned (on a "mark-to-market" basis);
(b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan. From time to time, the Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

     Repurchase Agreements. Each Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. Each Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and
(ii) securities dealers ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions.

     The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

     The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked to market daily.

     Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

     Money Market Instruments. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which each Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-I" by Moody's or "A-1+" or "A-1" by S&P or, if unrated, of comparable quality as determined by the Adviser; (iv) repurchase agreements, and
(v) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

     Investment Companies, REITs. Each Fund may invest in the securities of other investment companies (including money market funds) and real estate investment trusts to the extent allowed by law. Under the 1940 Act, each Fund's investment in investment companies is limited to, subject to certain exceptions,
(i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and
(iii) 10% of the Fund's total assets of investment companies in the aggregate.

     Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

     Futures and Options. Each Fund may enter into U.S. futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. exchange. The Fund will not use futures or options for speculative purposes.

     A call option gives a holder the right to purchase a specific security or an index at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer" i.e. the party selling the option a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. The Funds may enter into futures contracts to purchase security indices when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

     An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the fixtures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing call options on equity securities or indexes is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

     Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

     Restrictions on the Use of Futures Contracts and Options on Futures Contracts. In connection with its management of the Funds, the Adviser has claimed an exclusion from registration as a commodity pool operator under the Commodity Exchange Act ("CEA") and, therefore, is not subject to the registration and regulatory requirements of the CEA. The Funds reserve the right to engage in transactions involving futures and options thereon to the extent allowed by the Commodity Futures Trading Commission ("CFTC") regulations in effect from time to time and in accordance with each Fund's policies.

     Upon entering into a futures contract, a Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin", is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin", to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

     Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the "Counterparty") based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

     The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

     The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, the Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.

General Considerations and Risks

     A discussion of the risks associated with an investment in a Fund is contained in the Prospectus in the "Principal Risks of Investing in the Fund" and "Additional Risks" sections. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

     An investment in a Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

     An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fund Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

     Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

     The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's Shares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

     Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, while each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.

     Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to deliver the instruments underlying futures contracts it has sold.

     The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

     Utilization of futures and options on futures by the Funds involve the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to "segregate" customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefor could be lost.

     Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

     Although the Funds intend to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

     Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. Swap agreements are also subject to the risk that the swap counterparty will default on its obligations. If such a default were to occur, the Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor -- e.g. the Fund may not receive the net amount of payments that it contractually is entitled to receive. Each Fund, however, intends to utilize swaps in a manner designed to limit its risk exposure to levels comparable to direct investments in stocks.

Management

     The management of the Trust, including general supervision of the duties performed for each Fund under its Investment Advisory Agreement, is the responsibility of its Board of Trustees. The Trust currently has five (5) Trustees. Three (3) Trustees have no affiliation or business connection with the

Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser. These are the "non-interested" or "independent" Trustees ("Independent Trustees"). The other two (2) Trustees (the "Management Trustees") are affiliated with the Adviser.

     The Independent Trustees, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee, and other directorships, if any, held by the Trustee are shown below. The Independent Trustees began their service with respect to two portfolios of the Trust on April 7, 2003. The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser.

                                                                                     Number of
                                                                                     Portfolios in
                                                             Principal               Fund Complex     Other
Name and Address                   Position(s)  Length of    Occupation(s) During    Overseen by      Directorships Held
Independent Trustee                Registrant   Time Served  Past 5 Years            Trustee          by Trustee

D. Mark McMillan                   Trustee      Since 2003   Member, Bell, Boyd &        27           Director of
c/o PowerShares Capital                                      Lloyd                                    Applied Systematic
Management LLC                                                                                        Trading LLC
855 West Prairie Ave.                                                                                 (commodity trading
Wheaton, IL 60187                                                                                     advisor)

Ronn R. Bagge                      Trustee      Since 2003   YQA Capital Management      27           Advisor of Park
YQA Capital Management, LLC                                  LLC (July                                Industries, Inc.
1755 S. Naperville Rd., Suite 100                            1998-Present);                           (manufacturer);
Wheaton, IL 60187                                            formerly Owner/CEO of                    Advisor of Aviva
                                                             Electronic Dynamic                       Sports LLC
                                                             Balancing Co., Inc.                      (manufacturer);
                                                             (high-speed rotating                     Director of
                                                             equipment service                        MasterCare
                                                             provider).                               Experts, Inc.
                                                                                                      (consumer
                                                                                                      services);
                                                                                                      Advisor of
                                                                                                      Rotating Equipment
                                                                                                      Specialists
                                                                                                      (industrial
                                                                                                      services); Advisor
                                                                                                      of IVCF Great
                                                                                                      Lakes Region (non
                                                                                                      profit); Director
                                                                                                      of Living Waters
                                                                                                      Wilderness
                                                                                                      Adventure Inc.
                                                                                                      (non-profit);
                                                                                                      Director of
                                                                                                      Wheaton Christian
                                                                                                      Grammar School

                                                                                     Number of
                                                                                     Portfolios in
                                                             Principal               Fund Complex     Other
Name and Address                   Position(s)  Length of    Occupation(s) During    Overseen by      Directorships Held
Independent Trustee                Registrant   Time Served  Past 5 Years            Trustee          by Trustee
Philip M. Nussbaum                 Trustee      Since 2003   Managing Director,          27           Director of the
c/o PowerShares Capital                                      Communication                            Betzold Companies
Management LLC                                               Institute; formerly
855 West Prairie Ave.                                        Principal, Betzold,
Wheaton, IL 60187                                            Berg, Nussbaum &
                                                             Heitman, Inc. (July
                                                             1999-December 2000);
                                                             formerly Executive
                                                             Vice President of
                                                             Finance, Betzold,
                                                             Berg, Nussbaum &
                                                             Heitman, Inc.
                                                             (March 1994-July 1999)



The Trustees who are affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Management Trustee and the other directorships, if any, held by the Trustee, are shown below.


                                                                                  Number of
                                                                                  Portfolios in
                                                          Principal               Fund Complex     Other
Name and Address            Position(s)    Length of      Occupation(s) During    Overseen by      Directorships Held
Managment Trustee           Registrant     Time Served*   Past 5 Years            Trustee          by Trustee

John Southard               Treasurer      Since 2003     Managing Director,          27           None
c/o PowerShares Capital                                   PowerShares Capital
Management LLC                                            Management LLC (August
855 West Prairie Ave.                                     2002 - Present)
Wheaton, IL 60187

                                                          Analyst, Charles A.
                                                          Schwab Securities (May
                                                          2001 - August 2002)

                                                          Analyst, Nike
                                                          Securities (October
                                                          1992 - May 2001)

H. Bruce Bond               Chief          Since 2003     Managing Director,          27           None
c/o PowerShares Capital     Executive                     PowerShares Capital
Management LLC              Officer                       Management LLC (August
855 West Prairie Ave.                                     2002 - Present)
Wheaton, IL 60187

                                                          Manager, Nuveen
                                                          Investments (April
                                                          1998- August 2002)


Name and Address of             Position(s) with  Length of Time
Executive Officer               Trust             Served*           Principal Occupation(s) During Past 5 Years

Keith Ovitt                     Secretary         Since 2003        Managing Director, PowerShares Capital
c/o PowerShares Capital                                             Management LLC
Management LLC                                                      (April 2003-Present)
855 West Prairie Ave.
Wheaton, IL 60187

                                                                    President, Ovitech (2002-2003); Chief
                                                                    Information Officer, Vice President of
                                                                    Information Systems for DFG Foods, LLC
                                                                    (Division of FoodBrands America/Tyson
                                                                    Foods) (1999 - 2002); Systems Manager,
                                                                    Nabisco Biscuit Company (1997-1999)

--------------------
* This is the date the Trustee began serving the Funds.
* This is the date the Trustee began serving the Funds.

     For each Independent Trustee, the dollar range of equity securities beneficially owned by the Trustee in each Fund and in all registered investment companies overseen by the Trustee is shown below. As of the date of this Statement of Additional Information, each Fund except the PowerShares Dynamic Market Portfolio and the PowerShares Dynamic OTC Portfolio had not yet commenced operations.


                                                                              Aggregate Dollar Range of Equity
                                                                          Securities in All Registered Investment
                               Dollar Range of Equity Securities in the   Companies Overseen by Trustee in Family
                                 PowerShares Dynamic Market Portfolio               Investment Companies
Name of Trustee                        (As of December 31, 2003)                 (As of December 31, 2003)

D. Mark McMillan                                 None                                       None

Ronn R. Bagge                                    None                                       None

Philip M. Nussbaum                               None                                       None


                                                                              Aggregate Dollar Range of Equity
                                                                          Securities in All Registered Investment
                               Dollar Range of Equity Securities in the   Companies Overseen by Trustee in Family
                                   PowerShares Dynamic OTC Portfolio              of Investment Companies
Name of Trustee                        (As of December 31, 2003)                 (As of December 31, 2003)

D. Mark McMillan                                 None                                       None

Ronn R. Bagge                                    None                                       None

Philip M. Nussbaum                               None                                       None


                                                                              Aggregate Dollar Range of Equity
                               Dollar Range of Equity Securities in the   Securities in All Registered Investment
                                 PowerShares Dynamic Large Cap Growth     Companies Overseen by Trustee in Family
                                               Portfolio                          of Investment Companies
Name of Trustee                        (As of December 31, 2003)                 (As of December 31, 2003)

D. Mark McMillan                                  N/A                                       None

Ronn R. Bagge                                     N/A                                       None

Philip M. Nussbaum                                N/A                                       None


                                                                              Aggregate Dollar Range of Equity
                                                                          Securities in All Registered Investment
                               Dollar Range of Equity Securities in the   Companies Overseen by Trustee in Family
                               PowerShares Dynamic Large Value Portfolio          of Investment Companies
Name of Trustee                        (As of December 31, 2003)                 (As of December 31, 2003)

D. Mark McMillan                                  N/A                                       None

Ronn R. Bagge                                     N/A                                       None

Philip M. Nussbaum                                N/A                                       None


                                                                              Aggregate Dollar Range of Equity
                               Dollar Range of Equity Securities in the   Securities in All Registered Investment
                                  PowerShares Dynamic Mid Cap Growth      Companies Overseen by Trustee in Family
                                               Portfolio                          of Investment Companies
Name of Trustee                        (As of December 31, 2003)                 (As of December 31, 2003)

D. Mark McMillan                                  N/A                                       None

Ronn R. Bagge                                     N/A                                       None

Philip M. Nussbaum                                N/A                                       None


                                                                              Aggregate Dollar Range of Equity
                               Dollar Range of Equity Securities in the   Securities in All Registered Investment
                                   PowerShares Dynamic Mid Cap Value      Companies Overseen by Trustee in Family
                                               Portfolio                          of Investment Companies
Name of Trustee                        (As of December 31, 2003)                 (As of December 31, 2003)

D. Mark McMillan                                  N/A                                       None

Ronn R. Bagge                                     N/A                                       None

Philip M. Nussbaum                                N/A                                       None


                                                                              Aggregate Dollar Range of Equity
                               Dollar Range of Equity Securities in the   Securities in All Registered Investment
                                 PowerShares Dynamic Small Cap Growth     Companies Overseen by Trustee in Family
                                               Portfolio                          of Investment Companies
Name of Trustee                        (As of December 31, 2003)                 (As of December 31, 2003)

D. Mark McMillan                                  N/A                                       None

Ronn R. Bagge                                     N/A                                       None

Philip M. Nussbaum                                N/A                                       None


                                                                              Aggregate Dollar Range of Equity
                               Dollar Range of Equity Securities in the   Securities in All Registered Investment
                                  PowerShares Dynamic Small Cap Value     Companies Overseen by Trustee in Family
                                               Portfolio                          of Investment Companies
Name of Trustee                        (As of December 31, 2003)                 (As of December 31, 2003)

D. Mark McMillan                                  N/A                                       None

Ronn R. Bagge                                     N/A                                       None

Philip M. Nussbaum                                N/A                                       None


                                                                              Aggregate Dollar Range of Equity
                               Dollar Range of Equity Securities in the   Securities in All Registered Investment
                                PowerShares Dynamic Aerospace & Defense   Companies Overseen by Trustee in Family
                                               Portfolio                            Investment Companies
Name of Trustee                        (As of December 31, 2003)                 (As of December 31, 2003)

D. Mark McMillan                                 N/A                                        None

Ronn R. Bagge                                    N/A                                        None

Philip M. Nussbaum                               N/A                                        None


                                                                              Aggregate Dollar Range of Equity
                               Dollar Range of Equity Securities in the   Securities in All Registered Investment
                                  PowerShares Dynamic Biotechnology &     Companies Overseen by Trustee in Family
                                           Genome Portfolio                       of Investment Companies
Name of Trustee                        (As of December 31, 2003)                 (As of December 31, 2003)

D. Mark McMillan                                 N/A                                        None

Ronn R. Bagge                                    N/A                                        None

Philip M. Nussbaum                               N/A                                        None


                                                                              Aggregate Dollar Range of Equity
                               Dollar Range of Equity Securities in the   Securities in All Registered Investment
                                PowerShares Dynamic Brand Name Products   Companies Overseen by Trustee in Family
                                               Portfolio                          of Investment Companies
Name of Trustee                        (As of December 31, 2003)                 (As of December 31, 2003)

D. Mark McMillan                                  N/A                                       None

Ronn R. Bagge                                     N/A                                       None

Philip M. Nussbaum                                N/A                                       None


                                                                              Aggregate Dollar Range of Equity
                               Dollar Range of Equity Securities in the   Securities in All Registered Investment
                               PowerShares Dynamic Consumer Electronics   Companies Overseen by Trustee in Family
                                               Portfolio                          of Investment Companies
Name of Trustee                        (As of December 31, 2003)                 (As of December 31, 2003)

D. Mark McMillan                                  N/A                                       None

Ronn R. Bagge                                     N/A                                       None

Philip M. Nussbaum                                N/A                                       None



                                                                              Aggregate Dollar Range of Equity
                               Dollar Range of Equity Securities in the   Securities in All Registered Investment
                                  PowerShares Dynamic Food & Beverage     Companies Overseen by Trustee in Family
                                               Portfolio                          of Investment Companies
Name of Trustee                        (As of December 31, 2003)                 (As of December 31, 2003)

D. Mark McMillan                                  N/A                                       None

Ronn R. Bagge                                     N/A                                       None

Philip M. Nussbaum                                N/A                                       None


                                                                              Aggregate Dollar Range of Equity
                                                                          Securities in All Registered Investment
                               Dollar Range of Equity Securities in the   Companies Overseen by Trustee in Family
                                PowerShares Dynamic Hardware Portfolio            of Investment Companies
Name of Trustee                        (As of December 31, 2003)                 (As of December 31, 2003)

D. Mark McMillan                                  N/A                                       None

Ronn R. Bagge                                     N/A                                       None

Philip M. Nussbaum                                N/A                                       None


                                                                              Aggregate Dollar Range of Equity
                               Dollar Range of Equity Securities in the   Securities in All Registered Investment
                                PowerShares Dynamic Internet Software &   Companies Overseen by Trustee in Family
                                          Services Portfolio                      of Investment Companies
Name of Trustee                        (As of December 31, 2003)                 (As of December 31, 2003)

D. Mark McMillan                                  N/A                                       None

Ronn R. Bagge                                     N/A                                       None

Philip M. Nussbaum                                N/A                                       None


                                                                              Aggregate Dollar Range of Equity
                               Dollar Range of Equity Securities in the   Securities in All Registered Investment
                                    PowerShares Dynamic Leisure and       Companies Overseen by Trustee in Family
                                        Entertainment Portfolio                   of Investment Companies
Name of Trustee                        (As of December 31, 2003)                 (As of December 31, 2003)

D. Mark McMillan                                  N/A                                       None

Ronn R. Bagge                                     N/A                                       None

Philip M. Nussbaum                                N/A                                       None


                                                                              Aggregate Dollar Range of Equity
                                                                          Securities in All Registered Investment
                               Dollar Range of Equity Securities in the   Companies Overseen by Trustee in Family
                                  PowerShares Dynamic Media Portfolio               Investment Companies
Name of Trustee                        (As of December 31, 2003)                 (As of December 31, 2003)

D. Mark McMillan                                 N/A                                        None

Ronn R. Bagge                                    N/A                                        None

Philip M. Nussbaum                               N/A                                        None


                                                                              Aggregate Dollar Range of Equity
                                                                          Securities in All Registered Investment
                               Dollar Range of Equity Securities in the   Companies Overseen by Trustee in Family
                               PowerShares Dynamic Networking Portfolio           of Investment Companies
Name of Trustee                        (As of December 31, 2003)                 (As of December 31, 2003)

D. Mark McMillan                                 N/A                                        None

Ronn R. Bagge                                    N/A                                        None

Philip M. Nussbaum                               N/A                                        None


                                                                              Aggregate Dollar Range of Equity
                               Dollar Range of Equity Securities in the   Securities in All Registered Investment
                                  PowerShares Dynamic Pharmaceuticals     Companies Overseen by Trustee in Family
                                               Portfolio                          of Investment Companies
Name of Trustee                        (As of December 31, 2003)                 (As of December 31, 2003)

D. Mark McMillan                                  N/A                                       None

Ronn R. Bagge                                     N/A                                       None

Philip M. Nussbaum                                N/A                                       None


                                                                              Aggregate Dollar Range of Equity
                               Dollar Range of Equity Securities in the   Securities in All Registered Investment
                                  PowerShares Dynamic Semiconductors      Companies Overseen by Trustee in Family
                                               Portfolio                          of Investment Companies
Name of Trustee                        (As of December 31, 2003)                 (As of December 31, 2003)

D. Mark McMillan                                  N/A                                       None

Ronn R. Bagge                                     N/A                                       None

Philip M. Nussbaum                                N/A                                       None


                                                                              Aggregate Dollar Range of Equity
                                                                          Securities in All Registered Investment
                               Dollar Range of Equity Securities in the   Companies Overseen by Trustee in Family
                                PowerShares Dynamic Software Portfolio            of Investment Companies
Name of Trustee                        (As of December 31, 2003)                 (As of December 31, 2003)

D. Mark McMillan                                  N/A                                       None

Ronn R. Bagge                                     N/A                                       None

Philip M. Nussbaum                                N/A                                       None


                                                                              Aggregate Dollar Range of Equity
                               Dollar Range of Equity Securities in the   Securities in All Registered Investment
                                PowerShares Dynamic Telecommunications    Companies Overseen by Trustee in Family
                                          Services Portfolio                      of Investment Companies
Name of Trustee                        (As of December 31, 2003)                 (As of December 31, 2003)

D. Mark McMillan                                  N/A                                       None

Ronn R. Bagge                                     N/A                                       None

Philip M. Nussbaum                                N/A                                       None


                                                                              Aggregate Dollar Range of Equity
                                                                          Securities in All Registered Investment
                               Dollar Range of Equity Securities in the   Companies Overseen by Trustee in Family
                                PowerShares Dynamic Wireless Portfolio            of Investment Companies
Name of Trustee                        (As of December 31, 2003)                 (As of December 31, 2003)

D. Mark McMillan                                  N/A                                       None

Ronn R. Bagge                                     N/A                                       None

Philip M. Nussbaum                                N/A                                       None


                                                                              Aggregate Dollar Range of Equity
                               Dollar Range of Equity Securities in the   Securities in All Registered Investment
                                PowerShares Halter Golden Dragon China    Companies Overseen by Trustee in Family
                                               Portfolio                          of Investment Companies
Name of Trustee                        (As of December 31, 2003)                 (As of December 31, 2003)

D. Mark McMillan                                  N/A                                       None

Ronn R. Bagge                                     N/A                                       None

Philip M. Nussbaum                                N/A                                       None


                                                                              Aggregate Dollar Range of Equity
                               Dollar Range of Equity Securities in the   Securities in All Registered Investment
                                PowerShares High Yield Equity Dividend    Companies Overseen by Trustee in Family
                                          Achievers Portfolio                     of Investment Companies
Name of Trustee                        (As of December 31, 2003)                 (As of December 31, 2003)

D. Mark McMillan                                  N/A                                       None

Ronn R. Bagge                                     N/A                                       None

Philip M. Nussbaum                                N/A                                       None


                                                                              Aggregate Dollar Range of Equity
                               Dollar Range of Equity Securities in the   Securities in All Registered Investment
                                PowerShares Value Line #1 Timelines and   Companies Overseen by Trustee in Family
                                           Safety Portfolio                       of Investment Companies
Name of Trustee                        (As of December 31, 2003)                 (As of December 31, 2003)

D. Mark McMillan                                  N/A                                       None

Ronn R. Bagge                                     N/A                                       None

Philip M. Nussbaum                                N/A                                       None


                                                                              Aggregate Dollar Range of Equity
                               Dollar Range of Equity Securities in the   Securities in All Registered Investment
                                 PowerShares Wilder Alternative Power     Companies Overseen by Trustee in Family
                                        Technologies Portfolio                    of Investment Companies
Name of Trustee                        (As of December 31, 2003)                 (As of December 31, 2003)

D. Mark McMillan                                  N/A                                       None

Ronn R. Bagge                                     N/A                                       None

Philip M. Nussbaum                                N/A                                       None


                                                                              Aggregate Dollar Range of Equity
                               Dollar Range of Equity Securities in the   Securities in All Registered Investment
                                   PowerShares Zacks Rank Large Cap       Companies Overseen by Trustee in Family
                                               Portfolio                          of Investment Companies
Name of Trustee                        (As of December 31, 2003)                 (As of December 31, 2003)

D. Mark McMillan                                  N/A                                       None

Ronn R. Bagge                                     N/A                                       None

Philip M. Nussbaum                                N/A                                       None


     As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Funds, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Funds.

     The Trust pays each Trustee who is not an "interested person" (as defined in the 1940 Act) an annual fee of $10,000 plus a per meeting fee of $500 for scheduled quarterly meetings of the Board attended by the Trustee and $250 for each special telephone meeting if applicable. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred in attending such meetings. Committee members do not receive any additional compensation for service on a committee.

     The Trustees fees are allocated among the Funds based on net assets. The compensation paid to each Trustee by the Trust and the Fund Complex for the fiscal year ended April 30, 2004 was as follows:


Name of Trustee                  Aggregate Compensation From Trust      Total Compensation Paid From Fund Complex

D. Mark McMillan                                $12,000                                    $12,000

Ronn R. Bagge                                   $12,000                                    $12,000

Philip M. Nussbaum                              $12,000                                    $12,000


     The officers and Trustees of the Trust, in the aggregate, own less than 1% of the shares of the Funds.

     The Board has an Audit Committee, consisting of three (3) Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. Messrs. McMillan, Bagge and Nussbaum currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust's independent auditors,
(ii) review the scope of the independent auditors' audit activity, (iii) review the audited financial statements and (iv) review with such independent auditors the adequacy and the effectiveness of the Trust's internal controls. The Audit Committee met __ times during the fiscal year ended April 30, 2004. There is no separate nominating or investment committee.

     Investment Adviser. The Adviser provides investment tools and portfolios for advisors and investors. The company is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Their asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

     The Adviser acts as investment adviser for and manages the investment and reinvestment of the assets of the Fund. The Adviser also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions. In managing the Funds' investments, the principal portfolio manager is John Southard.

     Pursuant to an Investment Advisory Agreement between the Adviser and the Trust, each of the Dynamic Market Portfolio and the Dynamic OTC Portfolio has agreed to pay an annual management fee of 0.50% of its average daily net assets. [Advisory fee rate for others Portfolios to be furnished.]

     The Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. With respect to each of the Dynamic Market Portfolio and the Dynamic OTC Portfolio, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average net assets per year. [Applicable fee waives with respect to other Portfolios to be furnished.]

     Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to the Adviser, or by the Adviser on 60 days' written notice to the Fund.

     The Board of Trustees, including a majority of the Independent Trustees, initially approved the Trust's Investment Advisory Agreement with PowerShares Capital Management LLC respecting the Dynamic Market Portfolio and the Dynamic OTC Portfolio at a meeting held on April 7, 2003 (the "Meeting"). At the Meeting, the Adviser reviewed the founding of the firm, including a description of the Funds' development process and the Adviser's investment philosophy. The Adviser reviewed the background of those who will be involved in providing investment advisory and other services to the Funds. The Adviser described the efforts that had been made to obtain the necessary order from the SEC that was required before the Funds could begin operations, and the analysis that had been performed in determining which prospective service providers to recommend to the Board. The Adviser described the process that will be used in managing the Funds, and distributed materials comparing the performance of the Dynamic Market Index to that of the S&P 500.

     In addition, the Trustees were given data on the ETF market and expense ratios of comparative funds (some of which operate as unit investment trusts and do not involve portfolio management). The Trustees reviewed the terms of the proposed investment advisory agreement respecting the Dynamic Market Portfolio and the Dynamic OTC Portfolio, including the Adviser's commitment to pay annual Fund operating expenses (other than those expenses noted above) in excess of ..60% of average net assets through April 30, 2005. The Adviser discussed the cost estimates underlying its agreement to adhere to an expense cap, and the point at which providing investment advisory services to the Funds might prove to be profitable. The Board considered the following as relevant to its determination that the terms of the Investment Advisory Agreement are fair and reasonable and that the Agreement is in each Fund's best interests: (1) the qualifications of the Adviser's personnel, (2) that the investment advisory fees and projected expense ratios of the Funds are reasonable given the quality of services expected to be provided and are comparable to the advisory fee and expense ratios of similar investment companies (recognizing that the overall expenses are expected to be higher than most ETFs, but lower than managed open-end (non-ETF) funds), (3) the significant efforts expended by the Adviser to date in organizing the Trust and arranging for qualified firms to provide services to the Funds, and (4) other factors that the Board deemed relevant.

     [Discussion respecting other Portfolios to be furnished.]

     PowerShares Capital Management LLC is located at the Wheaton Oaks Professional Building, 855 West Prairie Avenue, Wheaton, Illinois 60187. It is a newly organized investment adviser.

     The Trust, the Adviser and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. The Codes permit personnel subject to the Codes to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds.

     Administrator. The Bank of New York Company, Inc. ("BONY") serves as Administrator for the Funds. Its principal address is 101 Barclay St., New York, NY 10286.

     BONY serves as Administrator for the Trust pursuant to an Administrative Services Agreement. Under the Administrative Services Agreement, BONY is obligated on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and each Fund. BONY will generally assist in all aspects of the Trust's and the Funds' operations; supply and maintain office facilities (which may be in BONY's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

     Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

     Custodian and Transfer Agent.

     BONY, 101 Barclay St., New York, NY 10286 also serves as custodian for the Funds pursuant to a Custodian Agreement. As custodian, BONY hold the Funds' assets, calculates the net asset value of Shares and calculates net income and realized capital gains or losses. BONY also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement. BONY may be reimbursed by the Funds for its out-of-pocket expenses.

     Distributor. Alps Distributors, Inc. is the Distributor of the Fund's Shares. Its principal address is 1625 Broadway, Suite 2200, Denver, Colorado 80202. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading Creation and Redemption of Creation Units.

     12b-1 Plan. Each of the Dynamic Market Portfolio, the Dynamic OTC Portfolio and [other Portfolios to be identified] has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which each Fund may reimburse the Distributor up to a maximum annual rate of 0.25% of the average daily net assets of the respective Fund.

     Under the Plan and as required by Rule 12b-1, the Trustees receive and review promptly after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

     The Plan was adopted in order to permit the implementation of each Fund's method of distribution. However, no such fee is currently charged to the Funds, and there are no plans in place to impose such a fee.

     Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, the Statement of Additional Information to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").

     The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

     The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository" below).

     Index Providers. Set forth below is a list of each Fund and the Underlying Index upon which it is based. Each Underlying Index is compiled by the AMEX, except for the Halter Golden Dragon China Portfolio which is compiled by Halter Financial, High Yield Equity Dividend Achievers Portfolio which is compiled by Mergent Inc. ("Mergent"), the Value Line #1 Timeliness and Safety Portfolio which is compiled by Value Line, Inc., Wilder Alternative Power Technologies Portfolio which is compiled by WilderShares LLC ("Wilder") and Zacks Rank Large Cap Portfolio which is compiled by Zacks Investment Research ("Zacks").

Fund                                                            Underlying Index

PowerShares Dynamic Market Portfolio                            Dynamic Market Intellidex[sm]

PowerShares Dynamic OTC Portfolio                               Dynamic OTC Intellidex[sm]

PowerShares Dynamic Large Cap Growth Portfolio                  Dynamic Large Cap Growth Intellidex[sm]

PowerShares Dynamic Large Cap Value Portfolio                   Dynamic Large Cap Value Intellidex[sm]

PowerShares Dynamic Mid Cap Growth Portfolio                    Dynamic Mid Cap Growth Intellidex[sm]

PowerShares Dynamic Mid Cap Value Portfolio                     Dynamic Mid Cap Value Intellidex[sm]

PowerShares Dynamic Small Cap Growth Portfolio                  Dynamic Small Cap Growth Intellidex[sm]

PowerShares Dynamic Small Cap Value Portfolio                   Dynamic Small Cap Value Intellidex[sm]

PowerShares Dynamic Aerospace & Defense Portfolio               Dynamic Aerospace & Defense Intellidex[sm]

PowerShares Dynamic Biotechnology & Genome Portfolio            Dynamic Biotechnology & Genome Intellidex[sm]

PowerShares Dynamic Brand Name Products Portfolio               Dynamic Brand Name Products Intellidex[sm]

PowerShares Dynamic Consumer Electronics Portfolio              Dynamic Consumer Electronics Intellidex[sm]

PowerShares Dynamic Food & Beverage Portfolio                   Dynamic Food & Beverage Intellidex[sm]

PowerShares Dynamic Hardware Portfolio                          Dynamic Hardware Intellidex[sm]

PowerShares Dynamic Internet Software & Services Portfolio      Dynamic Internet Software & Services Intellidex[sm]

PowerShares Dynamic Leisure and Entertainment Portfolio         Dynamic Leisure and Entertainment Intellidex[sm]


Fund                                                            Underlying Index

PowerShares Dynamic Media Portfolio                             Dynamic Media Intellidex[sm]

PowerShares Dynamic Networking Portfolio                        Dynamic Networking Intellidex[sm]

PowerShares Dynamic Pharmaceuticals Portfolio                   Dynamic Pharmaceuticals Intellidex[sm]

PowerShares Dynamic Semiconductors Portfolio                    Dynamic Semiconductors Intellidex[sm]

PowerShares Dynamic Software Portfolio                          Dynamic Software Intellidex[sm]

PowerShares Dynamic Telecommunications Services Portfolio       Dynamic Telecommunications Services Intellidex[sm]

PowerShares Dynamic Wireless Portfolio                          Dynamic Wireless Intellidex[sm]

PowerShares Halter Golden Dragon China Portfolio                USX China Index

PowerShares High Yield Equity Dividend Achievers Portfolio      Dividend Achievers(TM) 50 Index

PowerShares Value Line #1 Timeliness and Safety Portfolio       Value Line #1 Timeliness and Safety Index

PowerShares Wilder Alternative Power Technologies Portfolio     WilderHill Clean Energy Index

PowerShares Zacks Rank Large Cap Portfolio                      Zacks Rank Large Cap Index


     Neither the AMEX, Halter Financial, Mergent, Value Line, Inc., Wilder nor Zacks is affiliated with the Funds or with the Adviser. Each Fund is entitled to use its respective Underlying Index pursuant to a sub-licensing arrangement with the Adviser, which in turn has a licensing agreement with the AMEX, Halter Financial (in the case of USX China Index), Mergent (in the case of the Dividend Achievers(TM) 50 Index), Value Line, Inc. (in the case of Value Line #1 Timeliness and Safety Index), Wilder (in the case of the WilderHill Clean Energy Index) or Zacks (in the case of the Zacks Rank Large Cap Index). The Funds reimburse the Adviser for the licensing fee payable to the AMEX, Halter Financial, Mergent, Value Line, Inc., Wilder and Zacks.

     The only relationships that the AMEX, Halter Financial, Mergent, Value Line, Inc., Wilder or Zacks has with the Adviser or Distributor of the Funds in connection with the Funds are that each of the AMEX, Halter Financial, Mergent, Value Line, Inc., Wilder or Zacks has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Index and the name of the Underlying Index. In addition, the AMEX lists the Shares of the Funds pursuant to its Listing Agreement with the Trust. The Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of the Funds. Neither the AMEX, Halter Financial, Mergent, Value Line, Inc., Wilder nor Zacks has any obligation to take the specific needs of the Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the Underlying Indices. Neither the AMEX, Halter Financial, Mergent, Value Line, Inc., Wilder nor Zacks is responsible for and neither has participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. Neither the AMEX, Halter Financial, Mergent, Value Line, Inc., Wilder nor Zacks has any obligation or liability in connection with the administration, marketing or trading of the Funds.

     Halter Financial's only relationship to PowerShares is Halter Financial's licensing to PowerShares certain Halter Financial trademarks, Indexes and trade names, which are composed by Halter Financial without regard to PowerShares, this product or any investor.

     Mergent's only relationship to PowerShares is Mergent's licensing to PowerShares certain Mergent trademarks, Indexes and trade names, which are composed by Mergent without regard to PowerShares, this product or any investor.

     Value Line, Inc.'s only relationship to PowerShares is Value Line, Inc.'s licensing to PowerShares certain Value Line, Inc. trademarks, Indexes and trade names, which are composed by Value Line, Inc. without regard to PowerShares, this product or any investor.

     Wilder's only relationship to PowerShares is Wilder's licensing to PowerShares certain Wilder trademarks, Indexes and trade names, which are composed by Wilder without regard to PowerShares, this product or any investor.

     Zacks' only relationship to PowerShares is Zacks' licensing to PowerShares certain Zacks trademarks, Indexes and trade names, which are composed by Zacks without regard to PowerShares, this product or any investor.

     THE AMEX SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUNDS OR THE UNDERLYING INDICES. THE AMEX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDICES OR ANY DATA INCLUDED THEREIN. THE AMEX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO THE UNDERLYING INDICES OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE AMEX HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS OR THE UNDERLYING INDICES, EVEN IF THE AMEX IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Brokerage Transactions

     The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers.

     In seeking to implement the Trust's policies, the Adviser effects transactions with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser and its affiliates do not currently participate in soft dollar transactions.

     The Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Funds and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

     Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for the Funds is expected to be under 200%. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

Additional Information Concerning the Trust

     The Trust is an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on June 9, 2000.

     The Trust is authorized to issue an unlimited number of shares in one or more series or "Funds". The Trust currently is comprised of ten Funds. The Board of Trustees of the Trust has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval.

     Each Share issued by the Funds has a pro rata interest in the assets of the corresponding Fund. Fund Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

     Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, the shares of that Fund will vote separately on such matter.

     The Trust's Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The Declaration may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote. The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to a Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation. The Trust's Declaration also provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund, or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

     The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose.

     Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust's Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

     Following the creation of the initial Creation Unit Aggregation(s) of Shares of a Fund and immediately prior to the commencement of trading in Fund Shares, a holder of Shares may be a "control person" of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

     The Trust does not have information concerning the beneficial ownership of Shares held by any Depository Trust Company ("DTC") Participants (as defined below).

     Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Alps Distributors, Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202.

     Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

     DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

     DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE"), the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

     Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

     Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

     Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name", and will be the responsibility of such DTC Participants.

     The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

     DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation and Redemption of Creation Unit Aggregations

     Creation. The Trust issues and sells Shares of the Funds only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

     A "Business Day" is any day on which the NYSE is open for business. As of the date of the Prospectus, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in kind deposit of a designated portfolio of equity securities -- the "Deposit Securities" -- per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index ("Fund Securities") and an amount of cash -- the "Cash Component" -- computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit", which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

     The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount" -- an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

     The Custodian, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

     Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the relevant Fund until such time as the next-announced composition of the Deposit Securities is made available.

     The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash -- i.e., a "cash in lieu" amount -- to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) may be at the expense of the Fund and may affect the value of all Shares; but the Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

     In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

     Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a "Participating Party", i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

     All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the AMEX ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of the Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. ET on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the Placement of Creation Orders Using Clearing Process and the Placement of Creation Orders Outside Clearing Process sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

     All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

     Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed.

     Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

     All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

     Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See Creation Transaction Fee section below).

     Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

     Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

     All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

     Creation Transaction Fee. To compensate the Trust for transfer and other transaction costs involved in creation transactions through the Clearing Process, investors will be required to pay a fixed creation transaction fee, described below, payable to the Trust regardless of the number of creations made each day. An additional charge of up to three (3) times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

     The Standard Creation/Redemption Transaction Fee for the Fund will be $500. The Maximum Creation/Redemption Transaction Fee for the Fund will be $2,000.

     Redemption of Fund Shares in Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

     With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

     Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities -- as announced on the Business Day of the request for redemption received in proper form -- plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

     The right of redemption may be suspended or the date of payment postponed
(i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of a Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

     Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may he incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee for such services. The redemption transaction fees for a Fund are the same as the creation fees set forth above.

     Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

     Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time, (for the Fund Shares) on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern Time for any Cash Component, if any owed to the Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

     The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

     If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

                             Transmittal Date      Next Business Day        Second Business     Third Business Day
                             (T)                   (T+1)                    Day (T+2)           (T+3)

Creation through NSCC

Standard Orders              4:00 p.m.              No Action.              No Action.          Creation Unit
                                                                                                Aggregations will be
                             Order must be                                                      delivered.
                             received by the
                             Distributor.

Custom Orders                3:00 p.m.              No Action.              No Action.          Creation Unit
                                                                                                Aggregations will be
                             Order must be                                                      delivered.
                             received by the
                             Distributor.

                              Orders received after
                                3:00 p.m. will be
                               treated as standard
                             orders.

Creation Outside NSCC

Standard Orders              4:00 p.m. (ET)         11:00 a.m. (ET)         No action.          Creation Unit
                                                                                                Aggregations will be
                             Order in proper form   Deposit Securities                          delivered.
                             must be received by    must be received by
                             the Distributor.       the Fund's account
                                                    through DTC.

                                                    2:00 p.m. (ET)

                                                    Cash Component must
                                                    be received by the
                                                    Custodian.

Standard Orders created in   4:00 p.m. (ET)         11:00 a.m. (ET)         No action.          1:00 p.m.
advance of receipt by the
Trust of all or a portion    Order in proper form   Available Deposit                           Missing Deposit
of the Deposit Securities    must be received by    Securities.                                 Securities are due
                             the Distributor.                                                   to the Trust or the
                                                    Cash in an amount                           Trust ma use cash on
                                                    equal to the sum of                         deposit to purchase
                                                    (i) the Cash                                missing Deposit
                                                    Component, plus (ii)                        Securities.
                                                    115% of the market
                                                    value of the                                Creation Unit
                                                    undelivered Deposit                         Aggregations will be
                                                    Securities.                                 delivered

Custom Orders                3:00 p.m.              11:00 a.m. (ET)         No action.          Creation Unit
                                                                                                Aggregations will be
                             Order in proper form   Deposit Securities                          delivered.
                             must be received by    must be received by
                             the Distributor.       the Fund's account
                                                    through DTC.
                              Orders received after
                             3:00 p.m. will be      2:00 p.m. (ET)
                               treated as standard
                             orders                 Cash Component must
                                                    be received by the
                                                    Custodian.


                             Transmittal Date      Next Business Day        Second Business     Third Business Day
                             (T)                   (T+1)                    Day (T+2)           (T+3)

Redemption Through NSCC

Standard Orders              4:00 p.m. (ET)         No action.              No action.          Fund Securities and
                                                                                                Cash Redemption
                             Order must be                                                      Amount will be
                             received by the                                                    transferred.
                             Transfer Agent

                              Orders received after
                               4:00 p.m. (ET) will
                              be deemed received on
                              the next business day
                             (T+1).

Custom Orders                3:00 p.m. (ET)         No action.              No action.          Fund Securities and
                                                                                                Cash Redemption
                             Order must be                                                      Amount will be
                             received by the                                                    transferred.
                             Transfer Agent

                              Orders received after
                                3:00 p.m. will be
                               treated as standard
                             orders

Redemption Outside of NSCC

Standard Orders              4:00 p.m. (ET)         11:00 a.m. (ET)         No action.          Fund Securities and
                                                                                                Cash Redemption
                             Order must be          Fund Shares must be                         Amount is deliver to
                             received by the        delivered through DTC                       the redeeming
                             Transfer Agent         to the Custodian.                           beneficial owner.

                             Orders received after  2:00 p.m.
                             4:00 p.m. (ET) will
                             be deemed received on Cash Component, if the next business day any, is due.
                             (T+1).
                                                    *If the order is not
                                                    in proper form or the
                                                    Fund Shares are not
                                                    delivered, then the
                                                    order will not be
                                                    deemed received as
                                                    of T.

Custom Orders                3:00 p.m. (ET)         11:00 a.m. (ET)         No action.          Fund Securities and
                                                                                                Cash Redemption
                             Order must be          Fund Shares must be                         Amount is deliver to
                             received by the        delivered through DTC                       the redeeming
                             Transfer Agent         to the Custodian.                           beneficial owner.

                             Orders received after  2:00 p.m.
                             3:00 p.m. will be
                             treated as standard    Cash Component, if
                             orders.                any, is due.

                                                    *If the order is not
                                                    in proper form or the
                                                    Fund Shares are not
                                                    delivered, then the
                                                    order will not be
                                                    deemed received as
                                                    of T.


Taxes

     Each Fund intends to qualify for and to elect treatment as a separate regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net capital gains) and meet several other requirements.

     Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the prospectus. Losses in one Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

     A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its net capital gains for twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

     As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a given Fund and if, pursuant to section 351 of the Internal Revenue Code, such Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

     Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. Under recently enacted legislation, ordinary income dividends received by a shareholder may be taxed at the same rate as long-term capital gains. However, even if income received in the form of ordinary income dividends is taxed at the same rate as long-term capital gains, such income will not be considered long-term capital gains for other federal income tax purposes. For example, shareholders generally will not be permitted to offset ordinary income dividends with capital losses. Short-term capital gain distributions will continue to be taxed at ordinary income rates. Under current law, the maximum tax rate on long-term capital gains available to non-corporate shareholders generally is 15%. Without future congressional action, the maximum tax rate on long-term capital gains would return to 20% in 2009, and the maximum rate on dividends would move to 35% in 2009 and 39.6% in 2011.

     A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders. Distribution of ordinary income and capital gains may also be subject to state and local taxes.

     Distributions reinvested in additional Shares of a Fund through the means of the dividend reinvestment service (see below) will nevertheless be taxable dividends to Beneficial Owners acquiring such additional Shares to the same extent as if such dividends had been received in cash.

     Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% U.S. withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Dividends and interest received by each Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax.

     Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units ("backup withholding"). The backup withholding rate is currently 28%. Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

     The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, Treasury regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Federal Tax Treatment of Futures and Options Contracts.

     Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

     In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement.

     Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

Determination of NAV

     The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value".

     The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Custodian and determined as of the close of the regular trading session on the AMEX (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

     In computing each Fund's NAV, the Fund's securities holdings are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

Dividends and Distributions

     The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

     General Policies. Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

     Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

     Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of a Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Fund purchased in the secondary market.

Miscellaneous Information

     Counsel. Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, is counsel to the Trust.

     Independent Auditors. PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036, serve as the independent auditors of the Trust. They audit the Funds' financial statements and may perform other audit related services.

Financial Statements

     The audited financial statements of the PowerShares Dynamic Market Portfolio and the PowerShares Dynamic OTC Portfolio are incorporated by reference from the Trust's Annual Report for the year ended April 30, 2004. You may request a copy of the Annual Report at no charge by calling _________________ between 9:00 a.m. and 5:00 p.m. Eastern time on any business day.


                                     - 41 -



================================================================================

================================================================================



                      POWERSHARES EXCHANGE-TRADED FUND TRUST

                            PART C. OTHER INFORMATION

Item 22. Exhibits.

(a) Amended and Restated Declaration of Trust of the Registrant dated April 7, 2003, is incorporated by reference to Exhibit (a)(1) of the Initial Registration Statement, filed on April 16, 2003.

(b) By-laws of the Registrant, are incorporated by reference to Exhibit (b) of the Initial Registration Statement, filed on April 16, 2003.

(c)  Not applicable.

(d)  Form  of  Investment   Advisory   Agreement   between  the  Registrant  and
     PowerShares Capital Management LLC, is incorporated by reference to Exhibit
     (d)(2) of the Initial Registration Statement, filed on April 16, 2003.

(e)  Not applicable.

(f)  Not applicable.

(g) Form of Custody Agreement between Registrant and The Bank of New York Company, Inc., is incorporated by reference to Exhibit (g)(1) of the Initial Registration Statement, filed on April 16, 2003.

(h)

     (1) Form of Fund Administration and Accounting Agreement between Registrant and The Bank of New York Company, Inc., is incorporated by reference to Exhibit (h)(1) of the Initial Registration Statement filed on April 16, 2003.

     (2) Form of Transfer Agency and Service Agreement between Registrant and The Bank of New York Company, Inc., is incorporated by reference to Exhibit (h)(2) of the Initial Registration Statement filed on April 16, 2003.

     (3) Form of Participant Agreement between Alps Distributors, Inc., The Bank of New York Company, Inc. and the Participant, is incorporated by reference to Exhibit (h)(3) of the Initial Registration Statement filed on April 16, 2003.

(i)

     (1) Opinion and Consent of Clifford Chance US LLP, (to be filed by amendment).

     (2) Opinion and Consent of Bingham McCutchen, LLP, (to be filed by amendment).

(j)  Consent of PricewaterhouseCoopers LLP, (to be filed by amendment).

(k)  Not applicable.

(l)  Not applicable.

(m) Distribution and Service Plan, is incorporated by reference to Exhibit (e) of the Initial Registration Statement, filed on April 16, 2003.

(n)  Not applicable.

(o)  Not applicable.

(p)

     (1) Code of Ethics of the Registrant, is incorporated by reference to Exhibit (p)(1) of the Initial Registration Statement filed on April 16, 2003.

     (2) Code of Ethics of PowerShares Capital Management LLC, is incorporated by reference to Exhibit (p)(2) of the Initial Registration Statement filed on April 16, 2003.

     (3) Code of Ethics of Alps Distributors, Inc., is incorporated by reference to Exhibit (p)(3) of the Initial Registration Statement filed on April 16, 2003.

Other.

     (1) Powers of Attorney, is incorporated by reference to Exhibit (q) of the Initial Registration Statement filed on April 16, 2003.

     (2) Form of specimen certificate of beneficial interest, $.01 par value, is incorporated by reference to Exhibit (d)(1) of the Initial Registration Statement, filed on April 16, 2003.

Item 23. Persons Controlled by or Under Common Control with the Fund.

     PROVIDE A LIST OR DIAGRAM OF ALL PERSONS DIRECTLY OR INDIRECTLY CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT. FOR ANY PERSON CONTROLLED BY ANOTHER PERSON, DISCLOSE THE PERCENTAGE OF VOTING SECURITIES OWNED BY THE IMMEDIATELY CONTROLLING PERSON OR OTHER BASIS OF THAT PERSON'S CONTROL. FOR EACH COMPANY, ALSO PROVIDE THE STATE OR OTHER SOVEREIGN POWER UNDER THE LAWS OF WHICH THE COMPANY IS ORGANIZED.

         None.

Item 24.  Indemnification.

     STATE THE GENERAL EFFECT OF ANY CONTRACT, ARRANGEMENTS OR STATUTE UNDER WHICH ANY DIRECTOR, OFFICER, UNDERWRITER OR AFFILIATED PERSON OF THE REGISTRANT IS INSURED OR INDEMNIFIED AGAINST ANY LIABILITY INCURRED IN THEIR OFFICIAL CAPACITY, OTHER THAN INSURANCE PROVIDED BY ANY DIRECTOR, OFFICER, AFFILIATED PERSON, OR UNDERWRITER FOR THEIR OWN PROTECTION.

Reference is made to Article Twelve of the Registrant's Declaration of Trust which is incorporated by reference herein:

The Registrant (also, the "Trust") is organized as a Massachusetts business trust and is operated pursuant to an Amended and Restated Declaration of Trust, dated April 7, 2003 (the "Declaration of Trust"), that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification shall be provided hereunder to a Covered Person:

     (a) For any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

     (b) With respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or

     (c) In the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b) of this Section 12.4(c))and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by: (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 12.4) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust, and shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Declaration of Trust shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 12.4 of the Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 12.4 of the Declaration of Trust, provided that either:

     (a) Such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

     (b) A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in Section 12.4 of the Declaration of Trust, the following words shall have the meanings set forth below:

     (a) A "Disinterested Trustee" is one (i) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending;

     (b) "Claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and "Liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Item 25.  Business and Other Connections of the Investment Adviser.

DESCRIBE ANY OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF A SUBSTANTIAL NATURE IN WHICH THE INVESTMENT ADVISER AND EACH DIRECTOR, OFFICER OR PARTNER OF THE INVESTMENT ADVISER, IS OR HAS BEEN, ENGAGED WITHIN THE LAST TWO FISCAL YEARS FOR HIS OR HER OWN ACCOUNT OR IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE. (DISCLOSE THE NAME AND PRINCIPAL BUSINESS ADDRESS OF ANY COMPANY FOR WHICH A PERSON LISTED ABOVE SERVES IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE, AND THE NATURE OF THE RELATIONSHIP.)

Reference is made to the caption "Management of the Funds" in the Prospectus constituting Part A which is incorporated by reference to this Registration Statement and "Management" in the Statement of Additional Information constituting Part B which is incorporated by reference to this Registration Statement.

LISTED BELOW ARE THE OFFICERS AND  TRUSTEES OF  POWERSHARES  CAPITAL  MANAGEMENT
LLC:

     The information as to the trustees and executive officers of PowerShares Capital Management LLC is set forth in PowerShares Capital Management LLC's Form ADV filed with the Securities and Exchange Commission on February 21, 2003 (Accession No.: 429865831611B82) and amended through the date hereof, is incorporated herein by reference.

Item 26.  Principal Underwriters.

     (a) STATE THE NAME OF EACH INVESTMENT COMPANY (OTHER THAN THE REGISTRANT) FOR WHICH EACH PRINCIPAL UNDERWRITER CURRENTLY DISTRIBUTING SECURITIES OF THE REGISTRANT ALSO ACTS AS A PRINCIPAL UNDERWRITER, DEPOSITOR OR INVESTMENT ADVISER.

     ALPS Distributors, Inc. acts as distributor for the following funds:

     Westcore Trust
     Financial Investors Trust
     First Funds Trust
     Firsthand Funds Trust
     Stonebridge Funds Trust
     SPDR Trust
     MidCap SPDR Trust
     Select Sector SPDR Trust
     DIAMONDS Trust
     Nasdaq 100 Trust
     Holland Balanced Fund
     Ameristock Mutual Fund, Inc.
     Davis Park Series Trust
     Financial Investors Variable Insurance Trust
     State Street Institutional Investment Trust
     W.P. Stewart & Co. Growth Fund, Inc.
     ETF Advisors Trust
     BLDRS Funds Trust
     Accessor Funds

     (b) PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE WITH RESPECT TO EACH DIRECTOR, OFFICER OR PARTNER OF EACH PRINCIPAL UNDERWRITER NAMED IN ANSWER TO ITEM 20.

The   principal   address  of  each  of  the  directors  and  officers  of  Alps
Distributors, Inc. is 1625 Broadway, Suite 2200, Denver, Colorado 80202. The directors and executive officers of ALPS Distributors, Inc., are as follows:

----------------------------- --------------------------------------------------
              NAME            POSITIONS AND OFFICES WITH ALPS DISTRIBUTORS, INC.
----------------------------- --------------------------------------------------
----------------------------- --------------------------------------------------

W. Robert Alexander           Director, Chief Executive Officer and Secretary
----------------------------- --------------------------------------------------
----------------------------- --------------------------------------------------

Thomas A. Carter              Chief Financial Officer and Director
----------------------------- --------------------------------------------------
----------------------------- --------------------------------------------------

Edmund J. Burke               President and Director
----------------------------- --------------------------------------------------
----------------------------- --------------------------------------------------

Jeremy O. May                 Senior Vice President and Director
----------------------------- --------------------------------------------------
----------------------------- --------------------------------------------------

Robert Szydlowski             Vice President
----------------------------- --------------------------------------------------
----------------------------- --------------------------------------------------

Rick A. Pederson              Director
----------------------------- --------------------------------------------------
----------------------------- --------------------------------------------------

Chris Woessner                Director
----------------------------- --------------------------------------------------

     (c) PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE FOR ALL COMMISSIONS AND OTHER COMPENSATION RECEIVED DIRECTLY, OR INDIRECTLY, FROM THE FUND DURING THE LAST FISCAL YEAR BY EACH PRINCIPAL UNDERWRITER WHO IS NOT AN AFFILIATED PERSON OF THE FUND OR ANY AFFILIATED PERSON OF AN AFFILIATED PERSON:

         Not applicable.

Item 27.  Location of Accounts and Records.

     STATE THE NAME AND ADDRESS OF EACH PERSON MAINTAINING PRINCIPAL POSSESSION OF EACH ACCOUNT, BOOK OR OTHER DOCUMENT REQUIRED TO BE MAINTAINED BY SECTION 31(A) OF THE 1940 ACT [15 U.S.C. 80A-30(A)] AND THE RULES UNDER THAT SECTION.

     The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of the Bank of New York, 101 Barclay Street, New York, New York 10286.

Item 28.  Management Services.

     PROVIDE A SUMMARY OF THE SUBSTANTIVE PROVISIONS OF ANY MANAGEMENT-RELATED SERVICE CONTRACT NOT DISCUSSED IN PART A OR PART B, DISCLOSING THE PARTIES TO THE CONTRACT AND THE TOTAL AMOUNT PAID AND BY WHOM, FOR THE FUND'S LAST THREE FISCAL YEARS.

         Not applicable.

Item 29.  Undertakings.

     Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the 1940 Act inform the Board of Trustees of his or their desire to communicate with other Shareholders of the Fund the Trustee will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

     Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 25th day of October, 2004.

                                      PowerShares Exchange-Traded Fund Trust

                                      By: /s/  Harold Bruce Bond
                                          --------------------------------------
                                            Title: Harold Bruce Bond, President

         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

   SIGNATURE                            TITLE                          DATE

/s/ Harold Bruce Bond               President and Chairman      October 25, 2004
----------------------------------
Harold Bruce Bond

*/s/ Ronn R. Bagge                  Trustee                     October 25, 2004
----------------------------------
Ronn R. Bagge

*/s/ D. Mark McMillan               Trustee                     October 25, 2004
----------------------------------
D. Mark McMillan

*/s/ Philip M. Nussbaum             Trustee                     October 25, 2004
----------------------------------
Philip M. Nussbaum

*/s/ John W. Southard               Trustee                     October 25, 2004
John W. Southard

*By: /s/ Stuart M. Strauss
----------------------------------
Stuart M. Strauss
Attorney-In-Fact

--------------------------------------------------------------------------------